UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2021
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-SEM

MFS® Blended Research® Core Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Blended Research Core Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.1%
Apple, Inc.	5.2%
Amazon.com, Inc.	4.9%
Alphabet, Inc., “C”	2.9%
Alphabet, Inc., “A”	2.6%
Facebook, Inc., “A”	2.4%
Johnson & Johnson	2.4%
Applied Materials, Inc.	2.1%
Adobe Systems, Inc.	2.0%
PayPal Holdings, Inc.	1.9%

GICS equity sectors (g)
Information Technology	27.6%
Health Care	13.6%
Consumer Discretionary	11.8%
Communication Services	11.2%
Financials	10.5%
Industrials	8.1%
Consumer Staples	6.5%
Real Estate	3.3%
Energy	2.4%
Materials	2.3%
Utilities	2.0%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Blended Research Core Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.43%	$1,000.00	$1,173.88	$2.32
	Hypothetical (h)	0.43%	$1,000.00	$1,022.66	$2.16
Service Class	Actual	0.68%	$1,000.00	$1,172.37	$3.66
	Hypothetical (h)	0.68%	$1,000.00	$1,021.42	$3.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Blended Research Core Equity Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 1.2%
Huntington Ingalls Industries, Inc.	6,264	$ 1,320,138
Northrop Grumman Corp.	13,210	4,800,910
		$6,121,048
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	5,678	$ 877,194
Automotive – 1.4%
Lear Corp.	29,909	$ 5,242,450
Tesla, Inc. (a)	2,923	1,986,763
		$7,229,213
Biotechnology – 1.4%
Biogen, Inc. (a)	7,168	$ 2,482,063
Gilead Sciences, Inc.	26,892	1,851,783
Incyte Corp. (a)	6,526	549,033
Vertex Pharmaceuticals, Inc. (a)	13,282	2,678,050
		$7,560,929
Broadcasting – 0.1%
Discovery Communications, Inc., “A” (a)(l)	22,116	$ 678,519
Brokerage & Asset Managers – 0.2%
Jefferies Financial Group, Inc.	38,046	$ 1,301,173
Business Services – 4.8%
Accenture PLC, “A”	28,652	$ 8,446,323
Amdocs Ltd.	76,060	5,884,002
Fiserv, Inc. (a)	3,841	410,564
Global Payments, Inc.	2,537	475,789
PayPal Holdings, Inc. (a)	33,872	9,873,011
		$25,089,689
Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	9,288	$ 6,700,828
Comcast Corp., “A”	82,200	4,687,044
		$11,387,872
Chemicals – 1.0%
Eastman Chemical Co.	44,072	$ 5,145,406
Computer Software – 9.3%
Adobe Systems, Inc. (a)	17,513	$ 10,256,313
Atlassian Corp. PLC, “A” (a)	3,918	1,006,378
Cadence Design Systems, Inc. (a)	2,684	367,225
Microsoft Corp.	137,019	37,118,447
		$48,748,363
Computer Software - Systems – 6.8%
Apple, Inc.	197,008	$ 26,982,216
HP, Inc.	174,194	5,258,917
ServiceNow, Inc. (a)	5,979	3,285,759
		$35,526,892
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
D.R. Horton, Inc.	61,279	$ 5,537,783
Sherwin-Williams Co.	3,932	1,071,274
Toll Brothers, Inc.	19,194	1,109,605
		$7,718,662
Consumer Products – 2.2%
Colgate-Palmolive Co.	78,418	$ 6,379,305
Kimberly-Clark Corp.	37,985	5,081,633
		$11,460,938
Electrical Equipment – 0.5%
Johnson Controls International PLC	7,976	$ 547,393
TE Connectivity Ltd.	16,960	2,293,161
		$2,840,554
Electronics – 5.7%
Applied Materials, Inc.	76,239	$ 10,856,434
Intel Corp.	153,361	8,609,686
NVIDIA Corp.	668	534,467
NXP Semiconductors N.V.	2,972	611,400
Texas Instruments, Inc.	47,147	9,066,368
		$29,678,355
Energy - Independent – 1.5%
ConocoPhillips	43,076	$ 2,623,329
EOG Resources, Inc.	15,710	1,310,842
Valero Energy Corp.	52,937	4,133,321
		$8,067,492
Engineering - Construction – 0.4%
Quanta Services, Inc.	20,144	$ 1,824,442
Food & Beverages – 2.1%
General Mills, Inc.	22,704	$ 1,383,355
J.M. Smucker Co.	13,556	1,756,451
Mondelez International, Inc.	63,526	3,966,563
PepsiCo, Inc.	26,920	3,988,736
		$11,095,105
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	47,407	$ 6,685,335
Forest & Paper Products – 0.7%
Weyerhaeuser Co., REIT	101,569	$ 3,496,005
Gaming & Lodging – 0.2%
Marriott International, Inc., “A” (a)	8,683	$ 1,185,403
Health Maintenance Organizations – 1.2%
Cigna Corp.	7,397	$ 1,753,606
Humana, Inc.	8,965	3,968,985
UnitedHealth Group, Inc.	1,195	478,526
		$6,201,117
Insurance – 2.7%
Berkshire Hathaway, Inc., “B” (a)	7,983	$ 2,218,635
Everest Re Group Ltd.	17,491	4,407,907
MetLife, Inc.	117,580	7,037,163

4

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Reinsurance Group of America, Inc.	4,162	$ 474,468
		$14,138,173
Internet – 7.9%
Alphabet, Inc., “A” (a)	5,561	$ 13,578,794
Alphabet, Inc., “C” (a)	6,062	15,193,312
Facebook, Inc., “A” (a)	36,447	12,672,986
		$41,445,092
Leisure & Toys – 0.8%
Brunswick Corp.	14,292	$ 1,423,769
Electronic Arts, Inc.	16,152	2,323,142
Mattel, Inc. (a)	21,596	434,080
		$4,180,991
Machinery & Tools – 3.3%
AGCO Corp.	37,975	$ 4,951,181
Dover Corp.	3,401	512,191
Eaton Corp. PLC	62,685	9,288,663
PACCAR, Inc.	13,487	1,203,715
Regal Beloit Corp.	10,340	1,380,493
		$17,336,243
Major Banks – 4.5%
Bank of America Corp.	121,354	$ 5,003,425
Goldman Sachs Group, Inc.	23,278	8,834,699
JPMorgan Chase & Co.	52,836	8,218,112
PNC Financial Services Group, Inc.	3,192	608,906
State Street Corp.	7,720	635,202
		$23,300,344
Medical & Health Technology & Services – 2.9%
HCA Healthcare, Inc.	32,697	$ 6,759,778
Laboratory Corp. of America Holdings (a)	12,410	3,423,298
McKesson Corp.	25,962	4,964,973
		$15,148,049
Medical Equipment – 2.9%
Abbott Laboratories	13,707	$ 1,589,053
Boston Scientific Corp. (a)	20,884	893,000
Danaher Corp.	6,279	1,685,032
Medtronic PLC	55,955	6,945,694
Thermo Fisher Scientific, Inc.	7,632	3,850,115
		$14,962,894
Natural Gas - Pipeline – 0.8%
Cheniere Energy, Inc. (a)	4,831	$ 419,041
ONEOK, Inc.	66,093	3,677,414
		$4,096,455
Oil Services – 0.1%
NOV, Inc. (a)	36,945	$ 565,997
Other Banks & Diversified Financials – 3.2%
American Express Co.	4,848	$ 801,035
Citigroup, Inc.	94,026	6,652,339
Mastercard, Inc., “A”	4,677	1,707,526
Moody's Corp.	1,026	371,792
SLM Corp.	101,145	2,117,976
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Synchrony Financial	76,600	$ 3,716,632
Visa, Inc., “A”	4,113	961,702
Zions Bancorp NA	8,760	463,054
		$16,792,056
Pharmaceuticals – 5.2%
Eli Lilly & Co.	29,895	$ 6,861,500
Johnson & Johnson	76,304	12,570,321
Merck & Co., Inc.	96,417	7,498,350
Organon & Co. (a)	9,642	291,767
		$27,221,938
Pollution Control – 0.3%
Republic Services, Inc.	11,997	$ 1,319,790
Railroad & Shipping – 1.9%
CSX Corp.	124,367	$ 3,989,693
Kansas City Southern Co.	20,954	5,937,735
		$9,927,428
Real Estate – 3.0%
Extra Space Storage, Inc., REIT	40,348	$ 6,609,809
Omega Healthcare Investors, Inc., REIT	61,716	2,239,674
Spirit Realty Capital, Inc., REIT	33,782	1,616,131
Starwood Property Trust, Inc., REIT	81,020	2,120,293
STORE Capital Corp., REIT	90,340	3,117,634
		$15,703,541
Restaurants – 1.3%
Starbucks Corp.	46,250	$ 5,171,212
Texas Roadhouse, Inc.	16,018	1,540,932
		$6,712,144
Specialty Chemicals – 1.1%
Corteva, Inc.	52,056	$ 2,308,684
DuPont de Nemours, Inc.	11,906	921,643
Linde PLC	8,048	2,326,677
		$5,557,004
Specialty Stores – 7.1%
Amazon.com, Inc. (a)	7,400	$ 25,457,184
AutoZone, Inc. (a)	1,016	1,516,096
Home Depot, Inc.	26,454	8,435,916
Ross Stores, Inc.	13,261	1,644,364
		$37,053,560
Telecommunications - Wireless – 0.5%
T-Mobile USA, Inc. (a)	18,806	$ 2,723,673
Tobacco – 0.9%
Altria Group, Inc.	65,435	$ 3,119,941
Philip Morris International, Inc.	18,379	1,821,542
		$4,941,483
Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	10,842	$ 1,766,704
Knight-Swift Transportation Holdings, Inc.	11,539	524,563
United Parcel Service, Inc., “B”	13,059	2,715,880
		$5,007,147

5

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.0%
CenterPoint Energy, Inc.	88,762	$ 2,176,444
Edison International	29,986	1,733,791
Exelon Corp.	84,046	3,724,078
NRG Energy, Inc.	27,637	1,113,771
PG&E Corp. (a)	74,934	762,079
Sempra Energy	6,387	846,150
		$10,356,313
Total Common Stocks (Identified Cost, $315,779,464)		$518,410,021
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $1,523,710)	1,523,710	$ 1,523,710
Other Assets, Less Liabilities – 0.4%		2,131,522
Net Assets – 100.0%		$522,065,253

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,523,710 and $518,410,021, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $215,374 of securities on loan (identified cost, $315,779,464)	$518,410,021
Investments in affiliated issuers, at value (identified cost, $1,523,710)	1,523,710
Cash	7,574
Receivables for
Investments sold	2,587,069
Interest and dividends	476,121
Other assets	2,088
Total assets	$523,006,583
Liabilities
Payables for
Fund shares reacquired	$864,061
Payable to affiliates
Investment adviser	11,064
Administrative services fee	432
Shareholder servicing costs	93
Distribution and/or service fees	2,957
Accrued expenses and other liabilities	62,723
Total liabilities	$941,330
Net assets	$522,065,253
Net assets consist of
Paid-in capital	$242,681,027
Total distributable earnings (loss)	279,384,226
Net assets	$522,065,253
Shares of beneficial interest outstanding	7,802,558
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$305,833,864	4,548,428	$67.24
Service Class	216,231,389	3,254,130	66.45
See Notes to Financial Statements
7

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$3,822,262
Other	6,490
Income on securities loaned	812
Dividends from affiliated issuers	699
Foreign taxes withheld	(254)
Total investment income	$3,830,009
Expenses
Management fee	$990,825
Distribution and/or service fees	254,132
Shareholder servicing costs	8,795
Administrative services fee	37,205
Independent Trustees' compensation	4,241
Custodian fee	9,224
Shareholder communications	10,401
Audit and tax fees	27,895
Legal fees	1,634
Miscellaneous	12,603
Total expenses	$1,356,955
Reduction of expenses by investment adviser	(29,680)
Net expenses	$1,327,275
Net investment income (loss)	$2,502,734
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$34,547,076
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$42,457,523
Net realized and unrealized gain (loss)	$77,004,599
Change in net assets from operations	$79,507,333
See Notes to Financial Statements
8

MFS Blended Research Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$2,502,734	$5,213,358
Net realized gain (loss)	34,547,076	34,962,421
Net unrealized gain (loss)	42,457,523	22,756,111
Change in net assets from operations	$79,507,333	$62,931,890
Total distributions to shareholders	$—	$(29,241,138)
Change in net assets from fund share transactions	$(29,781,537)	$(33,385,390)
Total change in net assets	$49,725,796	$305,362
Net assets
At beginning of period	472,339,457	472,034,095
At end of period	$522,065,253	$472,339,457
See Notes to Financial Statements
9

MFS Blended Research Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$57.28	$53.06	$45.29	$54.23	$46.62	$48.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.34	$0.67	$0.80	$0.74	$0.68	$0.74(c)
Net realized and unrealized gain (loss)	9.62	7.21	11.74	(4.12)	8.80	3.24
Total from investment operations	$9.96	$7.88	$12.54	$(3.38)	$9.48	$3.98
Less distributions declared to shareholders
From net investment income	$—	$(0.88)	$(0.79)	$(0.77)	$(0.78)	$(0.72)
From net realized gain	—	(2.78)	(3.98)	(4.79)	(1.09)	(5.20)
Total distributions declared to shareholders	$—	$(3.66)	$(4.77)	$(5.56)	$(1.87)	$(5.92)
Net asset value, end of period (x)	$67.24	$57.28	$53.06	$45.29	$54.23	$46.62
Total return (%) (k)(r)(s)(x)	17.39(n)	15.34	29.17	(7.74)	20.76	8.45(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44(a)	0.45	0.45	0.45	0.46	0.49(c)
Expenses after expense reductions (f)	0.43(a)	0.44	0.44	0.44	0.45	0.44(c)
Net investment income (loss)	1.11(a)	1.30	1.58	1.39	1.35	1.56(c)
Portfolio turnover	24(n)	56	46	54	51	49
Net assets at end of period (000 omitted)	$305,834	$280,679	$285,654	$256,439	$320,384	$306,368

See Notes to Financial Statements
10

MFS Blended Research Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$56.68	$52.54	$44.87	$53.79	$46.26	$48.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.54	$0.67	$0.61	$0.55	$0.61(c)
Net realized and unrealized gain (loss)	9.51	7.12	11.64	(4.11)	8.73	3.22
Total from investment operations	$9.77	$7.66	$12.31	$(3.50)	$9.28	$3.83
Less distributions declared to shareholders
From net investment income	$—	$(0.74)	$(0.66)	$(0.63)	$(0.66)	$(0.63)
From net realized gain	—	(2.78)	(3.98)	(4.79)	(1.09)	(5.20)
Total distributions declared to shareholders	$—	$(3.52)	$(4.64)	$(5.42)	$(1.75)	$(5.83)
Net asset value, end of period (x)	$66.45	$56.68	$52.54	$44.87	$53.79	$46.26
Total return (%) (k)(r)(s)(x)	17.24(n)	15.06	28.87	(7.99)	20.47	8.17(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.70	0.70	0.70	0.71	0.74(c)
Expenses after expense reductions (f)	0.68(a)	0.69	0.69	0.69	0.70	0.69(c)
Net investment income (loss)	0.86(a)	1.05	1.33	1.14	1.10	1.30(c)
Portfolio turnover	24(n)	56	46	54	51	49
Net assets at end of period (000 omitted)	$216,231	$191,661	$186,380	$157,522	$182,103	$169,622
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally
12

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$518,410,021	$—	$—	$518,410,021
Mutual Funds	1,523,710	—	—	1,523,710
Total	$519,933,731	$—	$—	$519,933,731
For further information regarding security characteristics, see the Portfolio of Investments.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $215,374. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $217,595 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
13

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$6,680,112
Long-term capital gains	22,561,026
Total distributions	$29,241,138
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$318,206,849
Gross appreciation	203,684,503
Gross depreciation	(1,957,621)
Net unrealized appreciation (depreciation)	$201,726,882
As of 12/31/20
Undistributed ordinary income	8,022,598
Undistributed long-term capital gain	32,193,902
Net unrealized appreciation (depreciation)	159,660,393
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
14

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$17,686,199
Service Class	—	11,554,939
Total	$—	$29,241,138
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $29,680, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $8,413, which equated to 0.0034% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $382.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $9,435. The sales transactions resulted in net realized gains (losses) of $2,295.
15

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $6,425, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $120,253,380 and $148,573,197, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	28,476	$1,762,958	63,891	$3,132,327
Service Class	126,735	7,994,487	183,279	8,493,425
	155,211	$9,757,445	247,170	$11,625,752
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	326,069	$17,421,868
Service Class	—	—	218,389	11,554,939
	—	$—	544,458	$28,976,807
Shares reacquired
Initial Class	(380,118)	$(23,687,919)	(873,552)	$(45,226,511)
Service Class	(254,253)	(15,851,063)	(567,361)	(28,761,438)
	(634,371)	$(39,538,982)	(1,440,913)	$(73,987,949)
Net change
Initial Class	(351,642)	$(21,924,961)	(483,592)	$(24,672,316)
Service Class	(127,518)	(7,856,576)	(165,693)	(8,713,074)
	(479,160)	$(29,781,537)	(649,285)	$(33,385,390)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $847 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
16

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,205,534	$29,152,469	$29,834,293	$—	$—	$1,523,710
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$699	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Blended Research Core Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Blended Research Core Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2021
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-SEM

MFS® Corporate Bond Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Corporate Bond Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	77.6%
High Yield Corporates	13.5%
Emerging Markets Bonds	4.1%
Municipal Bonds	1.5%
Commercial Mortgage-Backed Securities	0.4%
Asset-Backed Securities (o)	0.0%
Mortgage-Backed Securities (o)	0.0%
U.S. Treasury Securities	(3.5)%
Composition including fixed income credit quality (a)(i)
AAA	0.8%
AA	3.2%
A	18.9%
BBB	60.0%
BB	11.8%
B	2.3%
C	0.1%
U.S. Government	1.2%
Federal Agencies (o)	0.0%
Not Rated	(4.7)%
Cash & Cash Equivalents	1.7%
Other	4.7%
Portfolio facts (i)
Average Duration (d)	8.2
Average Effective Maturity (m)	11.3 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Corporate Bond Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.63%	$1,000.00	$986.63	$3.10
	Hypothetical (h)	0.63%	$1,000.00	$1,021.67	$3.16
Service Class	Actual	0.88%	$1,000.00	$984.85	$4.33
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Corporate Bond Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.4%
Aerospace & Defense – 1.8%
Boeing Co., 5.15%, 5/01/2030	$855,000	$ 1,012,453
Boeing Co., 3.75%, 2/01/2050	342,000	352,756
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	630,000	687,716
Raytheon Technologies Corp., 4.125%, 11/16/2028	517,000	594,839
TransDigm, Inc., 6.25%, 3/15/2026 (n)	609,000	642,495
TransDigm, Inc., 4.625%, 1/15/2029 (n)	633,000	633,222
		$3,923,481
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$210,000	$ 230,209
Asset-Backed & Securitized – 0.4%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	$82,992	$ 89,249
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.273%, 7/15/2054 (i)	7,074,821	713,373
JPMorgan Chase Commercial Mortgage Securities Corp., 5.788%, 7/15/2042 (n)	108,821	89,778
Lehman Brothers Commercial Conduit Mortgage Trust, 1.099%, 2/18/2030 (i)	13,491	0
		$892,400
Automotive – 2.7%
Hyundai Capital America, 3%, 2/10/2027 (n)	$1,274,000	$ 1,349,682
Hyundai Capital America, 2%, 6/15/2028 (n)	1,255,000	1,244,368
Hyundai Capital America, 6.375%, 4/08/2030 (n)	352,000	456,343
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,406,407
Toyota Motor Credit Corp., 3.375%, 4/01/2030	693,000	776,978
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	604,000	651,781
		$5,885,559
Broadcasting – 2.0%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$ 417,625
Discovery, Inc., 5.3%, 5/15/2049	600,000	758,816
Prosus N.V., 3.832%, 2/08/2051 (n)	542,000	504,375
Walt Disney Co., 3.5%, 5/13/2040	1,825,000	2,034,692
Walt Disney Co., 3.6%, 1/13/2051	593,000	672,170
		$4,387,678
Brokerage & Asset Managers – 1.0%
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	$1,456,000	$ 1,445,837
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	412,000	389,903
Intercontinental Exchange, Inc., 3%, 9/15/2060	413,000	398,183
		$2,233,923
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – 1.9%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$ 1,092,560
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	926,510
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	822,292
Vulcan Materials Co., 3.5%, 6/01/2030	671,000	739,644
Vulcan Materials Co., 4.5%, 6/15/2047	447,000	540,484
		$4,121,490
Business Services – 4.2%
Equinix, Inc., 2.625%, 11/18/2024	$838,000	$ 881,728
Equinix, Inc., 2.5%, 5/15/2031	934,000	949,904
Equinix, Inc., 3%, 7/15/2050	661,000	634,661
Fiserv, Inc., 2.25%, 6/01/2027	817,000	847,500
Fiserv, Inc., 4.4%, 7/01/2049	711,000	857,581
Global Payments, Inc., 2.9%, 5/15/2030	963,000	1,003,316
IHS Markit Ltd., 4.25%, 5/01/2029	465,000	538,098
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.15%, 5/01/2027 (n)	379,000	405,427
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031 (n)	753,000	760,448
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041 (n)	646,000	664,198
Visa, Inc., 3.65%, 9/15/2047	865,000	1,012,961
Western Union Co., 2.85%, 1/10/2025	495,000	523,316
		$9,079,138
Cable TV – 3.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$304,000	$ 316,529
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	305,000	316,056
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	58,000	77,527
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	1,079,000	1,322,218
Comcast Corp., 1.95%, 1/15/2031	371,000	365,740
Comcast Corp., 2.8%, 1/15/2051	1,333,000	1,282,519
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	881,511
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	364,473
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	622,363
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	292,000	318,192
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	644,000	649,719

4

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – continued
Time Warner Cable, Inc., 4.5%, 9/15/2042	$955,000	$ 1,061,527
		$7,578,374
Chemicals – 0.5%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)	$548,000	$ 554,582
Sherwin-Williams Co., 4.5%, 6/01/2047	500,000	625,404
		$1,179,986
Computer Software – 1.2%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026	$1,456,000	$ 1,680,346
Microsoft Corp., 2.525%, 6/01/2050	1,047,000	1,028,658
		$2,709,004
Computer Software - Systems – 1.0%
Apple, Inc., 2.05%, 9/11/2026	$2,000,000	$ 2,093,218
Conglomerates – 2.0%
Carrier Global Corp., 2.722%, 2/15/2030	$918,000	$ 951,706
Carrier Global Corp., 3.377%, 4/05/2040	608,000	637,746
Otis Worldwide Corp., 2.565%, 2/15/2030	765,000	792,270
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	1,501,000	1,596,313
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	330,000	382,796
		$4,360,831
Consumer Products – 1.5%
Mattel, Inc., 3.75%, 4/01/2029 (n)	$1,102,000	$ 1,146,080
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	1,876,000	2,029,567
		$3,175,647
Consumer Services – 1.1%
Booking Holdings, Inc., 3.6%, 6/01/2026	$1,761,000	$ 1,951,926
Booking Holdings, Inc., 3.55%, 3/15/2028	334,000	372,671
		$2,324,597
Containers – 0.7%
Ball Corp., 4.875%, 3/15/2026	$587,000	$ 653,777
Ball Corp., 2.875%, 8/15/2030	878,000	861,862
		$1,515,639
Electrical Equipment – 1.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,979,000	$ 2,215,906
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 2.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$484,000	$ 534,809
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	976,000	1,070,729
Broadcom, Inc., 4.3%, 11/15/2032	1,056,000	1,202,494
Broadcom, Inc., 3.469%, 4/15/2034 (n)	512,000	541,571
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	1,150,000	1,211,918
		$4,561,521
Emerging Market Quasi-Sovereign – 0.8%
Ecopetrol S.A., 5.375%, 6/26/2026	$301,000	$ 331,883
Ecopetrol S.A., 6.875%, 4/29/2030	451,000	544,361
Qatar Petroleum, 3.125%, 7/12/2041 (n)	781,000	778,118
		$1,654,362
Emerging Market Sovereign – 0.4%
Republic of Panama, 2.252%, 9/29/2032	$901,000	$ 863,653
Energy - Independent – 0.5%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$612,000	$ 634,250
Hess Corp., 5.8%, 4/01/2047	297,000	387,000
		$1,021,250
Energy - Integrated – 1.5%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$996,000	$ 1,139,457
Eni S.p.A., 4.75%, 9/12/2028 (n)	761,000	891,075
Eni S.p.A., 4.25%, 5/09/2029 (n)	650,000	739,431
Total Capital International S.A., 3.127%, 5/29/2050	437,000	442,977
		$3,212,940
Entertainment – 0.5%
Royal Caribbean Cruises, 4.25%, 7/01/2026 (n)	$1,093,000	$ 1,091,634
Financial Institutions – 2.2%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$434,000	$ 472,470
AerCap Ireland Capital DAC, 3.65%, 7/21/2027	1,576,000	1,683,613
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	294,000	292,783
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	243,000	263,333
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	678,281
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	621,000	640,259
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	841,000	832,127
		$4,862,866

5

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 3.9%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$594,000	$ 660,757
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	527,000	630,066
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	778,160
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	556,702
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	534,000	567,375
Aramark Services, Inc., 5%, 2/01/2028 (n)	539,000	564,441
Constellation Brands, Inc., 4.25%, 5/01/2023	586,000	625,076
Constellation Brands, Inc., 2.875%, 5/01/2030	168,000	176,174
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	267,800
Diageo Capital PLC, 2.375%, 10/24/2029	1,023,000	1,058,959
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	630,000	692,212
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	802,365
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	308,000	344,461
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	308,000	315,161
SYSCO Corp., 2.4%, 2/15/2030	148,000	150,279
SYSCO Corp., 4.45%, 3/15/2048	268,000	320,327
		$8,510,315
Gaming & Lodging – 2.2%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$ 1,624,157
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	922,000	984,235
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	588,000	580,650
Marriott International, Inc., 4%, 4/15/2028	1,026,000	1,127,542
Marriott International, Inc., 2.85%, 4/15/2031	325,000	330,034
Sands China Ltd., 3.8%, 1/08/2026	220,000	234,953
		$4,881,571
Industrial – 0.1%
American Homes 4 Rent, L.P., 2.375%, 7/15/2031	$99,000	$ 97,528
American Homes 4 Rent, L.P., 3.375%, 7/15/2051	140,000	137,147
		$234,675
Insurance - Health – 1.3%
Centene Corp., 2.45%, 7/15/2028	$600,000	$ 608,100
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	2,134,749
		$2,742,849
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 2.0%
Aon Corp., 3.75%, 5/02/2029	$1,376,000	$ 1,548,364
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	347,000	361,626
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	874,000	958,285
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	740,000	944,894
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	588,591
		$4,401,760
Machinery & Tools – 0.8%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$515,000	$ 557,273
CNH Industrial Capital LLC, 1.875%, 1/15/2026	288,000	292,883
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	1,002,010
		$1,852,166
Major Banks – 11.3%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)	$827,000	$ 803,331
Bank of America Corp., 4.125%, 1/22/2024	1,142,000	1,243,390
Bank of America Corp., 3.5%, 4/19/2026	2,000,000	2,203,318
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	382,277
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR + 1.93%) to 6/19/2041	721,000	699,730
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR + 1.58%) to 4/22/2042	1,498,000	1,585,034
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	431,000	456,188
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	849,000	864,403
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR + 0.89162%) to 1/26/2027 (n)	447,000	440,086
Credit Suisse Group AG, 4.194% to 4/01/2030, FLR (SOFR + 3.73%), to 4/01/2031 (n)	694,000	779,937
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	250,000	257,563
Credit Suisse Group AG, 4.5% to 3/03/2031, FLR (CMT - 1yr. + 3.554%) to 6/09/2070 (n)	452,000	448,565
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	565,000	586,290
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR + 1.947%) to 8/18/2031	1,345,000	1,345,918
HSBC Holdings PLC, 5.25%, 3/14/2044	293,000	379,716

6

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.125%, 1/23/2025	$688,000	$ 738,299
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,878,985
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	1,111,000	1,291,109
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	514,021
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR + 1.143%) to 1/22/2031	2,000,000	2,093,605
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	2,049,000	2,287,205
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR + 1.485%) to 4/22/2042	459,000	486,560
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,054,000	1,025,843
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	454,000	486,560
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	961,000	981,854
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	354,846
		$24,614,633
Medical & Health Technology & Services – 4.5%
Alcon, Inc., 2.6%, 5/27/2030 (n)	$1,215,000	$ 1,240,784
Alcon, Inc., 3.8%, 9/23/2049 (n)	492,000	546,737
Becton, Dickinson and Co., 3.734%, 12/15/2024	161,000	175,321
Becton, Dickinson and Co., 4.685%, 12/15/2044	847,000	1,054,075
Becton, Dickinson and Co., 4.669%, 6/06/2047	955,000	1,189,742
HCA, Inc., 4.75%, 5/01/2023	910,000	975,050
HCA, Inc., 5.25%, 6/15/2026	978,000	1,132,093
HCA, Inc., 5.875%, 2/01/2029	807,000	974,452
HCA, Inc., 3.5%, 9/01/2030	122,000	129,975
HCA, Inc., 5.125%, 6/15/2039	207,000	258,569
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	856,000	896,660
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	591,000	632,472
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	598,489
		$9,804,419
Medical Equipment – 1.1%
Boston Scientific Corp., 3.75%, 3/01/2026	$548,000	$ 607,614
Boston Scientific Corp., 2.65%, 6/01/2030	339,000	350,631
Danaher Corp., 2.6%, 10/01/2050	1,245,000	1,190,455
Teleflex, Inc., 4.625%, 11/15/2027	125,000	133,149
Teleflex, Inc., 4.25%, 6/01/2028 (n)	191,000	199,117
		$2,480,966
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.8%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$389,000	$ 393,308
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	827,000	830,128
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	454,000	464,110
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	897,000	959,638
Freeport-McMoRan Copper & Gold, Inc., 4.625%, 8/01/2030	817,000	894,615
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	863,000	917,919
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	293,000	292,284
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	611,000	621,347
Novelis Corp., 4.75%, 1/30/2030 (n)	781,000	820,050
		$6,193,399
Midstream – 4.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$512,000	$ 559,248
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	461,000	468,067
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	461,000	471,045
Energy Transfer LP, 3.75%, 5/15/2030	307,000	333,490
Energy Transfer Operating Co., 5%, 5/15/2050	378,000	436,898
Enterprise Products Operating LLC, 3.7%, 1/31/2051	1,201,000	1,287,976
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	1,365,000	1,378,601
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	489,000	479,855
MPLX LP, 4.5%, 4/15/2038	1,197,000	1,373,504
MPLX LP, 4.7%, 4/15/2048	61,000	70,864
Plains All American Pipeline, 4.9%, 2/15/2045	309,000	335,815
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	301,000	336,754
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	476,000	501,239
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	152,011
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	342,106
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	414,000	478,063
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,153,046
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	203,000	234,273
		$10,392,855
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$69,000	$ 76,807

7

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 1.4%
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	$1,146,000	$ 1,164,550
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	1,500,000	1,945,263
		$3,109,813
Natural Gas - Distribution – 2.8%
NiSource Finance Corp., 4.8%, 2/15/2044	$761,000	$ 934,310
NiSource, Inc., 2.95%, 9/01/2029	1,371,000	1,452,224
NiSource, Inc., 5.65%, 2/01/2045	475,000	654,691
Sempra Energy, 3.25%, 6/15/2027	2,779,000	3,014,433
		$6,055,658
Natural Gas - Pipeline – 0.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$ 1,686,472
Network & Telecom – 1.8%
AT&T, Inc., 2.75%, 6/01/2031	$741,000	$ 770,261
AT&T, Inc., 2.55%, 12/01/2033 (n)	753,000	745,953
AT&T, Inc., 3.55%, 9/15/2055 (n)	577,000	578,935
Verizon Communications, Inc., 2.1%, 3/22/2028	159,000	162,326
Verizon Communications, Inc., 3.15%, 3/22/2030	310,000	334,729
Verizon Communications, Inc., 4.812%, 3/15/2039	247,000	312,869
Verizon Communications, Inc., 3.4%, 3/22/2041	580,000	613,549
Verizon Communications, Inc., 4.522%, 9/15/2048	310,000	383,489
		$3,902,111
Oils – 0.8%
Puma International Financing S.A., 5%, 1/24/2026	$604,000	$ 609,134
Valero Energy Corp., 4.9%, 3/15/2045	950,000	1,187,123
		$1,796,257
Other Banks & Diversified Financials – 0.6%
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	$760,000	$ 837,366
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	416,000	420,160
		$1,257,526
Pollution Control – 0.6%
Republic Services, Inc., 3.95%, 5/15/2028	$1,100,000	$ 1,251,347
Real Estate - Office – 0.8%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032	$1,068,000	$ 1,074,620
Corporate Office Property LP, 2.75%, 4/15/2031	594,000	598,482
		$1,673,102
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.2%
Sun Communities, Inc., 2.7%, 7/15/2031	$482,000	$ 481,951
Real Estate - Retail – 1.2%
Brixmor Operating Partnership LP, REIT, 4.125%, 5/15/2029	$114,000	$ 127,718
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	418,000	467,682
National Retail Properties, Inc., REIT, 3.5%, 4/15/2051	284,000	297,222
Spirit Realty, LP, 4.45%, 9/15/2026	303,000	337,910
Spirit Realty, LP, 3.2%, 2/15/2031	368,000	383,526
STORE Capital Corp., 4.5%, 3/15/2028	119,000	134,435
STORE Capital Corp., 4.625%, 3/15/2029	179,000	203,593
VEREIT Operating Partnership LP, REIT, 3.1%, 12/15/2029	573,000	611,677
		$2,563,763
Restaurants – 0.3%
Yum! Brands, Inc., 4.625%, 1/31/2032	$608,000	$ 638,400
Retailers – 2.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$1,055,000	$ 1,130,699
Home Depot, Inc., 3.3%, 4/15/2040	1,070,000	1,172,021
Home Depot, Inc., 4.875%, 2/15/2044	760,000	1,014,989
Kohl's Corp., 3.375%, 5/01/2031	827,000	856,165
MercadoLibre, Inc., 3.125%, 1/14/2031	790,000	774,232
		$4,948,106
Specialty Stores – 0.3%
Nordstrom, Inc., 4.25%, 8/01/2031 (n)	$605,000	$ 630,107
Telecommunications - Wireless – 4.8%
American Tower Corp., REIT, 3%, 6/15/2023	$1,049,000	$ 1,099,350
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,101,705
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,246,176
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	616,164
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	793,000	790,589
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	921,745
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	381,913
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	586,119
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	575,460
T-Mobile USA, Inc., 2.625%, 4/15/2026	597,000	610,433
T-Mobile USA, Inc., 2.05%, 2/15/2028	795,000	807,060
T-Mobile USA, Inc., 4.5%, 4/15/2050	613,000	729,919

8

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Vodafone Group PLC, 4.125% to 6/4/2031, FLR (CMT - 5yr. + 2.767%) to 6/4/2051, FLR (CMT - 5yr. + 3.517%) to 6/04/2081	$1,064,000	$ 1,062,404
		$10,529,037
Telephone Services – 0.5%
Deutsche Telekom AG, 3.625%, 1/21/2050 (n)	$959,000	$ 1,012,391
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$ 296,510
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	628,077
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	245,151
		$1,169,738
U.S. Treasury Obligations – 1.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$1,243,000	$ 1,554,867
U.S. Treasury Bonds, 3%, 2/15/2048	802,500	956,605
		$2,511,472
Utilities - Electric Power – 7.1%
Berkshire Hathaway Energy Co., 4.5%, 2/01/2045	$597,000	$ 735,422
Berkshire Hathaway Energy Co., 4.25%, 10/15/2050	195,000	237,368
CenterPoint Energy, Inc., 2.65%, 6/01/2031	613,000	624,435
Duke Energy Corp., 3.3%, 6/15/2041	310,000	317,543
Duke Energy Corp., 3.75%, 9/01/2046	1,234,000	1,318,007
Duke Energy Progress LLC, 3.45%, 3/15/2029	582,000	644,688
Enel Finance International N.V., 2.65%, 9/10/2024	1,077,000	1,132,082
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	471,000	517,373
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	$460,000	$ 564,766
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,600,172
FirstEnergy Corp., 4.4%, 7/15/2027	707,000	768,863
FirstEnergy Corp., 3.4%, 3/01/2050	1,264,000	1,235,560
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	614,000	623,266
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	1,283,000	1,363,622
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	1,000,000	1,082,150
Pacific Gas & Electric Co., 2.1%, 8/01/2027	544,000	528,324
Pacific Gas & Electric Co., 2.5%, 2/01/2031	458,000	429,396
Pacific Gas & Electric Co., 4.95%, 7/01/2050	305,177	313,895
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050	795,000	795,067
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	621,935
		$15,453,934
Total Bonds (Identified Cost, $198,673,799)		$ 212,032,906
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $3,810,272)	3,810,272	$ 3,810,272
Other Assets, Less Liabilities – 0.8%		1,825,247
Net Assets – 100.0%		$ 217,668,425

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,810,272 and $212,032,906, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $56,874,171, representing 26.1% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
9

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 6/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	42	$8,092,875	September – 2021	$312,218
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	131	$17,357,500	September – 2021	$(67,008)
U.S. Treasury Note 2 yr	Long	USD	53	11,676,977	September – 2021	(20,743)
U.S. Treasury Ultra Note 10 yr	Short	USD	86	12,659,469	September – 2021	(170,723)
						$(258,474)
At June 30, 2021, the fund had liquid securities with an aggregate value of $241,424 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
10

MFS Corporate Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $198,673,799)	$212,032,906
Investments in affiliated issuers, at value (identified cost, $3,810,272)	3,810,272
Receivables for
Investments sold	2,994,423
Fund shares sold	4,035
Interest	1,926,668
Receivable from investment adviser	2,454
Other assets	1,008
Total assets	$220,771,766
Liabilities
Payables for
Net daily variation margin on open futures contracts	$23,850
Investments purchased	2,942,326
Fund shares reacquired	62,574
Payable to affiliates
Administrative services fee	215
Shareholder servicing costs	44
Distribution and/or service fees	2,232
Accrued expenses and other liabilities	72,100
Total liabilities	$3,103,341
Net assets	$217,668,425
Net assets consist of
Paid-in capital	$187,078,184
Total distributable earnings (loss)	30,590,241
Net assets	$217,668,425
Shares of beneficial interest outstanding	17,553,371
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$54,464,741	4,342,025	$12.54
Service Class	163,203,684	13,211,346	12.35
See Notes to Financial Statements
11

MFS Corporate Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$3,534,808
Dividends from affiliated issuers	1,712
Other	39
Total investment income	$3,536,559
Expenses
Management fee	$652,136
Distribution and/or service fees	203,076
Shareholder servicing costs	4,322
Administrative services fee	19,403
Independent Trustees' compensation	2,574
Custodian fee	7,336
Shareholder communications	6,731
Audit and tax fees	38,670
Legal fees	811
Miscellaneous	15,878
Total expenses	$950,937
Reduction of expenses by investment adviser	(62,663)
Net expenses	$888,274
Net investment income (loss)	$2,648,285
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$5,103,885
Futures contracts	(424,312)
Net realized gain (loss)	$4,679,573
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(10,620,352)
Futures contracts	107,808
Net unrealized gain (loss)	$(10,512,544)
Net realized and unrealized gain (loss)	$(5,832,971)
Change in net assets from operations	$(3,184,686)
See Notes to Financial Statements
12

MFS Corporate Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$2,648,285	$5,813,824
Net realized gain (loss)	4,679,573	4,504,182
Net unrealized gain (loss)	(10,512,544)	9,420,324
Change in net assets from operations	$(3,184,686)	$19,738,330
Total distributions to shareholders	$—	$(7,693,047)
Change in net assets from fund share transactions	$(7,519,384)	$(3,220,009)
Total change in net assets	$(10,704,070)	$8,825,274
Net assets
At beginning of period	228,372,495	219,547,221
At end of period	$217,668,425	$228,372,495
See Notes to Financial Statements
13

MFS Corporate Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.71	$11.94	$10.81	$11.64	$11.36	$11.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.36	$0.39	$0.38	$0.39	$0.41(c)
Net realized and unrealized gain (loss)	(0.33)	0.89	1.19	(0.72)	0.33	0.31
Total from investment operations	$(0.17)	$1.25	$1.58	$(0.34)	$0.72	$0.72
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.45)	$(0.44)	$(0.44)	$(0.50)
From net realized gain	—	(0.04)	—	(0.05)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.48)	$(0.45)	$(0.49)	$(0.44)	$(0.52)
Net asset value, end of period (x)	$12.54	$12.71	$11.94	$10.81	$11.64	$11.36
Total return (%) (k)(r)(s)(x)	(1.34)(n)	10.57	14.65	(3.00)	6.39	6.28(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69(a)	0.70	0.69	0.68	0.68	0.65(c)
Expenses after expense reductions (f)	0.63(a)	0.63	0.63	0.63	0.63	0.60(c)
Net investment income (loss)	2.62(a)	2.90	3.33	3.44	3.37	3.52(c)
Portfolio turnover	30(n)	41	34	32	36	31
Net assets at end of period (000 omitted)	$54,465	$59,133	$57,714	$56,506	$65,445	$66,858

See Notes to Financial Statements
14

MFS Corporate Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.54	$11.78	$10.66	$11.49	$11.22	$11.03
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.35	$0.35	$0.36	$0.37(c)
Net realized and unrealized gain (loss)	(0.33)	0.89	1.19	(0.72)	0.32	0.30
Total from investment operations	$(0.19)	$1.21	$1.54	$(0.37)	$0.68	$0.67
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.42)	$(0.41)	$(0.41)	$(0.46)
From net realized gain	—	(0.04)	—	(0.05)	—	(0.02)
Total distributions declared to shareholders	$—	$(0.45)	$(0.42)	$(0.46)	$(0.41)	$(0.48)
Net asset value, end of period (x)	$12.35	$12.54	$11.78	$10.66	$11.49	$11.22
Total return (%) (k)(r)(s)(x)	(1.52)(n)	10.34	14.46	(3.31)	6.11	5.98(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.94(a)	0.95	0.94	0.93	0.93	0.90(c)
Expenses after expense reductions (f)	0.88(a)	0.88	0.88	0.88	0.88	0.85(c)
Net investment income (loss)	2.37(a)	2.65	3.08	3.18	3.12	3.27(c)
Portfolio turnover	30(n)	41	34	32	36	31
Net assets at end of period (000 omitted)	$163,204	$169,239	$161,833	$154,370	$194,337	$188,440
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s
16

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$2,511,472	$—	$2,511,472
Non - U.S. Sovereign Debt	—	2,518,015	—	2,518,015
Municipal Bonds	—	3,109,813	—	3,109,813
U.S. Corporate Bonds	—	155,039,773	—	155,039,773
Residential Mortgage-Backed Securities	—	76,807	—	76,807
Commercial Mortgage-Backed Securities	—	803,151	—	803,151
Asset-Backed Securities (including CDOs)	—	89,249	—	89,249
Foreign Bonds	—	47,884,626	—	47,884,626
Mutual Funds	3,810,272	—	—	3,810,272
Total	$3,810,272	$212,032,906	$—	$215,843,178
Other Financial Instruments
Futures Contracts – Assets	$312,218	$—	$—	$312,218
Futures Contracts – Liabilities	(258,474)	—	—	(258,474)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
17

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$312,218	$(258,474)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(424,312)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$107,808
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
18

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$7,393,039
Long-term capital gains	300,008
Total distributions	$7,693,047
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$202,680,391
Gross appreciation	14,104,275
Gross depreciation	(941,488)
Net unrealized appreciation (depreciation)	$13,162,787
As of 12/31/20
Undistributed ordinary income	5,900,606
Undistributed long-term capital gain	4,198,267
Net unrealized appreciation (depreciation)	23,676,054
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
19

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$2,184,264
Service Class	—	5,508,783
Total	$—	$7,693,047
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $12,984, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $49,679, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $4,162, which equated to 0.0038% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $160.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0179% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
20

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $62,969,744 and $67,372,733, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	131,503	$1,621,890	512,275	$6,356,882
Service Class	1,015,512	12,177,158	2,413,646	29,610,213
	1,147,015	$13,799,048	2,925,921	$35,967,095
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	177,294	$2,184,264
Service Class	—	—	453,025	5,508,783
	—	$—	630,319	$7,693,047
Shares reacquired
Initial Class	(440,478)	$(5,444,114)	(873,200)	$(10,710,012)
Service Class	(1,303,832)	(15,874,318)	(3,109,400)	(36,170,139)
	(1,744,310)	$(21,318,432)	(3,982,600)	$(46,880,151)
Net change
Initial Class	(308,975)	$(3,822,224)	(183,631)	$(2,168,866)
Service Class	(288,320)	(3,697,160)	(242,729)	(1,051,143)
	(597,295)	$(7,519,384)	(426,360)	$(3,220,009)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $401 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,930,371	$49,999,955	$51,120,054	$—	$—	$3,810,272

21

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,712	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
22

MFS Corporate Bond Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
23

MFS Corporate Bond Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
24

Semiannual Report
June 30, 2021
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-SEM

MFS® Core Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Core Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	5.6%
Microsoft Corp.	5.4%
Amazon.com, Inc.	4.2%
Alphabet, Inc., “A”	3.7%
Facebook, Inc., “A”	2.0%
Visa, Inc., “A”	1.7%
Adobe Systems, Inc.	1.6%
Bank of America Corp.	1.5%
T-Mobile USA, Inc.	1.4%
Johnson & Johnson	1.4%
Global equity sectors (k)
Technology	32.2%
Financial Services	14.7%
Capital Goods	13.6%
Health Care (s)	13.6%
Consumer Cyclicals	12.8%
Energy	5.0%
Consumer Staples	4.4%
Telecommunications and Cable Television (s)	3.0%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Core Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.84%	$1,000.00	$1,147.78	$4.47
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$1,146.91	$5.80
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.83%, $4.42, and $4.16 for Initial Class and 1.08%, $5.75, and $5.41 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
Expense ratios include 0.02% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
3

MFS Core Equity Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.9%
Aerospace & Defense – 2.3%
CACI International, Inc., “A” (a)	1,014	$ 258,692
Curtiss-Wright Corp.	3,461	411,028
Honeywell International, Inc.	8,702	1,908,784
Howmet Aerospace, Inc. (a)	14,445	497,919
L3Harris Technologies, Inc.	3,219	695,787
Northrop Grumman Corp.	1,355	492,448
Parsons Corp. (a)	4,882	192,155
Raytheon Technologies Corp.	19,338	1,649,725
		$6,106,538
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,224	$ 754,061
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	2,883	$ 445,395
Skechers USA, Inc., “A” (a)	13,114	653,470
		$1,098,865
Automotive – 1.0%
Aptiv PLC (a)	6,175	$ 971,512
LKQ Corp. (a)	33,981	1,672,545
		$2,644,057
Biotechnology – 1.3%
Biogen, Inc. (a)	2,678	$ 927,311
Illumina, Inc. (a)	1,576	745,779
Vertex Pharmaceuticals, Inc. (a)	8,775	1,769,303
		$3,442,393
Broadcasting – 0.5%
Discovery Communications, Inc., “C” (a)	7,968	$ 230,913
Netflix, Inc. (a)	1,968	1,039,517
		$1,270,430
Brokerage & Asset Managers – 1.7%
Cboe Global Markets, Inc.	8,413	$ 1,001,568
Charles Schwab Corp.	28,781	2,095,544
Invesco Ltd.	50,112	1,339,494
		$4,436,606
Business Services – 2.8%
Accenture PLC, “A”	2,952	$ 870,220
Amdocs Ltd.	7,063	546,394
Clarivate PLC (a)	39,903	1,098,530
Fidelity National Information Services, Inc.	7,439	1,053,883
Fiserv, Inc. (a)	7,616	814,074
Global Payments, Inc.	4,381	821,613
PayPal Holdings, Inc. (a)	8,184	2,385,472
		$7,590,186
Cable TV – 1.1%
Cable One, Inc.	142	$ 271,619
Liberty Broadband Corp. (a)	15,781	2,740,528
		$3,012,147
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.5%
Element Solutions, Inc.	37,906	$ 886,242
FMC Corp.	3,459	374,264
		$1,260,506
Computer Software – 10.5%
Adobe Systems, Inc. (a)	7,442	$ 4,358,333
Atlassian Corp. PLC, “A” (a)	7,408	1,902,819
Cadence Design Systems, Inc. (a)	13,987	1,913,702
Dragoneer Growth Opportunities Corp. (SPAC) (a)	56,268	560,429
Eventbrite, Inc. (a)	38,913	739,347
Everbridge, Inc. (a)	6,223	846,826
Microsoft Corp. (s)	53,748	14,560,333
Ping Identity Holding Corp. (a)	12,519	286,685
salesforce.com, inc. (a)	12,408	3,030,902
		$28,199,376
Computer Software - Systems – 8.3%
Apple, Inc. (s)	109,838	$ 15,043,412
EPAM Systems, Inc. (a)	1,900	970,824
Rapid7, Inc. (a)	7,416	701,776
ServiceNow, Inc. (a)	2,950	1,621,173
Square, Inc., “A” (a)	4,394	1,071,257
TransUnion	14,924	1,638,804
Zebra Technologies Corp., “A” (a)	2,014	1,066,393
		$22,113,639
Construction – 1.6%
AvalonBay Communities, Inc., REIT	4,081	$ 851,664
AZEK Co. LLC (a)	11,878	504,340
D.R. Horton, Inc.	2,369	214,087
Masco Corp.	15,271	899,615
Otis Worldwide Corp.	7,481	611,721
Sherwin-Williams Co.	1,410	384,154
Vulcan Materials Co.	4,046	704,287
		$4,169,868
Consumer Products – 1.3%
Colgate-Palmolive Co.	13,651	$ 1,110,509
International Flavors & Fragrances, Inc.	3,143	469,564
Kimberly-Clark Corp.	6,439	861,409
Procter & Gamble Co.	8,217	1,108,720
		$3,550,202
Consumer Services – 0.8%
Bright Horizons Family Solutions, Inc. (a)	3,608	$ 530,773
Grand Canyon Education, Inc. (a)	8,725	784,988
Uber Technologies, Inc. (a)	17,700	887,124
		$2,202,885
Containers – 0.3%
Ball Corp.	8,686	$ 703,740
Electrical Equipment – 1.1%
AMETEK, Inc.	5,348	$ 713,958
Amphenol Corp., “A”	1,839	125,806
Johnson Controls International PLC	10,108	693,712

4

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Sensata Technologies Holding PLC (a)	20,044	$ 1,161,951
TE Connectivity Ltd.	2,629	355,467
		$3,050,894
Electronics – 4.3%
Advanced Micro Devices (a)	15,221	$ 1,429,709
Applied Materials, Inc.	16,845	2,398,728
Broadcom, Inc.	4,374	2,085,698
Intel Corp.	25,187	1,413,998
Lam Research Corp.	2,191	1,425,684
Monolithic Power Systems, Inc.	1,503	561,295
NXP Semiconductors N.V.	2,384	490,437
Silicon Laboratories, Inc. (a)	1,453	222,672
Texas Instruments, Inc.	8,081	1,553,976
		$11,582,197
Energy - Independent – 0.9%
ConocoPhillips	14,822	$ 902,660
Diamondback Energy, Inc.	5,770	541,745
Pioneer Natural Resources Co.	3,180	516,814
Valero Energy Corp.	6,961	543,515
		$2,504,734
Energy - Integrated – 0.8%
Chevron Corp.	20,355	$ 2,131,983
Engineering - Construction – 0.3%
APi Group, Inc. (a)	26,046	$ 544,101
Comfort Systems USA, Inc.	2,550	200,914
		$745,015
Food & Beverages – 2.3%
Archer Daniels Midland Co.	11,869	$ 719,261
Coca-Cola Co.	7,207	389,971
Coca-Cola Europacific Partners PLC	6,851	406,401
Hostess Brands, Inc. (a)	23,162	374,993
J.M. Smucker Co.	2,961	383,657
Mondelez International, Inc.	25,427	1,587,662
Nomad Foods Ltd. (a)	19	537
Oatly Group AB, ADR (a)	11,747	287,332
PepsiCo, Inc.	13,430	1,989,923
		$6,139,737
Food & Drug Stores – 1.0%
Wal-Mart Stores, Inc.	18,996	$ 2,678,816
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	34,528	$ 1,240,591
Gaming & Lodging – 0.6%
Marriott International, Inc., “A” (a)	5,822	$ 794,819
Penn National Gaming, Inc. (a)	2,022	154,663
Wyndham Hotels & Resorts, Inc.	9,240	667,960
		$1,617,442
General Merchandise – 0.9%
Dollar General Corp.	10,730	$ 2,321,865
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 1.5%
Cigna Corp.	10,297	$ 2,441,110
Humana, Inc.	3,582	1,585,823
		$4,026,933
Insurance – 3.2%
Aon PLC	11,200	$ 2,674,112
Arthur J. Gallagher & Co.	9,533	1,335,383
Assurant, Inc.	4,978	777,464
Chubb Ltd.	8,236	1,309,030
Everest Re Group Ltd.	1,581	398,428
Hartford Financial Services Group, Inc.	13,320	825,440
MetLife, Inc.	10,983	657,332
Reinsurance Group of America, Inc.	3,310	377,340
SiriusPoint Ltd. (a)	28,165	283,622
		$8,638,151
Internet – 5.7%
Alphabet, Inc., “A” (a)	4,047	$ 9,881,924
Facebook, Inc., “A” (a)	15,230	5,295,623
		$15,177,547
Leisure & Toys – 0.8%
Electronic Arts, Inc.	11,702	$ 1,683,099
Roblox Corp., “A” (a)	5,786	520,624
		$2,203,723
Machinery & Tools – 2.5%
Caterpillar, Inc.	4,515	$ 982,599
Eaton Corp. PLC	6,745	999,474
IDEX Corp.	1,898	417,655
Ingersoll Rand, Inc. (a)	17,121	835,676
PACCAR, Inc.	9,610	857,693
Regal Beloit Corp.	4,492	599,727
Roper Technologies, Inc.	2,863	1,346,183
Trane Technologies PLC	3,965	730,115
		$6,769,122
Major Banks – 3.7%
Bank of America Corp.	97,734	$ 4,029,573
Goldman Sachs Group, Inc.	8,971	3,404,764
PNC Financial Services Group, Inc.	13,220	2,521,847
		$9,956,184
Medical & Health Technology & Services – 2.0%
Guardant Health, Inc. (a)	1,841	$ 228,634
ICON PLC (a)	13,890	2,871,202
IDEXX Laboratories, Inc. (a)	422	266,514
LifeStance Health Group, Inc. (a)	16,500	459,690
McKesson Corp.	8,167	1,561,857
		$5,387,897
Medical Equipment – 4.5%
Align Technology, Inc. (a)	1,061	$ 648,271
Becton, Dickinson and Co.	6,098	1,482,973
Boston Scientific Corp. (a)	40,443	1,729,343
Danaher Corp.	5,442	1,460,415
Maravai Lifesciences Holdings, Inc., “A” (a)	23,985	1,000,894
Medtronic PLC	19,434	2,412,342
PerkinElmer, Inc.	5,622	868,093

5

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Quidel Corp. (a)	5,700	$ 730,284
STERIS PLC	8,793	1,813,996
		$12,146,611
Natural Gas - Pipeline – 0.3%
Cheniere Energy, Inc. (a)	3,808	$ 330,306
Enterprise Products Partners LP	19,795	477,653
		$807,959
Network & Telecom – 0.5%
Equinix, Inc., REIT	1,803	$ 1,447,088
Oil Services – 0.5%
Cactus, Inc., “A”	10,315	$ 378,767
ChampionX Corp. (a)	35,512	910,883
		$1,289,650
Other Banks & Diversified Financials – 4.5%
American Express Co.	6,895	$ 1,139,261
Bank OZK	18,014	759,470
Moody's Corp.	2,929	1,061,382
Northern Trust Corp.	6,309	729,447
SVB Financial Group (a)	714	397,291
Truist Financial Corp.	38,533	2,138,581
U.S. Bancorp	15,997	911,349
United Community Bank, Inc.	6,788	217,284
Visa, Inc., “A”	19,840	4,638,989
		$11,993,054
Pharmaceuticals – 4.7%
Eli Lilly & Co.	10,140	$ 2,327,333
Johnson & Johnson	23,187	3,819,826
Merck & Co., Inc.	42,703	3,321,012
Organon & Co. (a)	21,100	638,486
Zoetis, Inc.	13,183	2,456,784
		$12,563,441
Pollution Control – 0.3%
GFL Environmental, Inc.	19,789	$ 631,665
U.S. Ecology, Inc. (a)	4,888	183,398
		$815,063
Printing & Publishing – 0.1%
Warner Music Group Corp.	6,708	$ 241,756
Railroad & Shipping – 1.3%
Canadian Pacific Railway Ltd.	21,315	$ 1,639,337
Kansas City Southern Co.	6,717	1,903,396
		$3,542,733
Real Estate – 1.3%
Broadstone Net Lease, Inc.	24,872	$ 582,253
Empire State Realty Trust, REIT, “A”	46,693	560,316
Extra Space Storage, Inc., REIT	4,960	812,547
Lexington Realty Trust, REIT	27,814	332,377
STORE Capital Corp., REIT	22,223	766,916
Sun Communities, Inc., REIT	1,847	316,576
		$3,370,985
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate - Other – 0.3%
EPR Properties, REIT (a)	16,194	$ 853,100
Restaurants – 1.2%
Performance Food Group Co. (a)	7,169	$ 347,625
Starbucks Corp.	18,267	2,042,433
Wendy's Co.	33,712	789,535
		$3,179,593
Specialty Chemicals – 1.9%
Air Products & Chemicals, Inc.	2,530	$ 727,830
Ashland Global Holdings, Inc.	7,284	637,350
Atotech, Ltd. (a)	22,378	571,310
Avient Corp.	13,601	668,625
Axalta Coating Systems Ltd. (a)	21,104	643,461
Diversey Holdings Ltd. (a)	34,439	616,803
DuPont de Nemours, Inc.	10,775	834,093
Univar Solutions, Inc. (a)	14,434	351,901
		$5,051,373
Specialty Stores – 6.5%
Amazon.com, Inc. (a)(s)	3,266	$ 11,235,562
Burlington Stores, Inc. (a)	2,116	681,331
Farfetch Ltd., “A” (a)	12,896	649,443
Home Depot, Inc.	10,794	3,442,099
Petco Health & Wellness Co., Inc. (a)	18,540	415,481
Ross Stores, Inc.	5,880	729,120
ThredUp, Inc. (a)	2,983	86,746
Urban Outfitters, Inc. (a)	6,836	281,780
		$17,521,562
Telecommunications - Wireless – 2.1%
SBA Communications Corp., REIT	5,280	$ 1,682,736
T-Mobile USA, Inc. (a)	26,558	3,846,395
		$5,529,131
Tobacco – 0.5%
Philip Morris International, Inc.	12,350	$ 1,224,008
Trucking – 0.1%
J.B. Hunt Transport Services, Inc.	2,434	$ 396,620
Utilities - Electric Power – 2.5%
American Electric Power Co., Inc.	7,504	$ 634,763
CenterPoint Energy, Inc.	30,509	748,081
DTE Energy Co.	2,719	352,382
Duke Energy Corp.	4,493	443,549
Evergy, Inc.	7,565	457,153
Exelon Corp.	15,819	700,940
NextEra Energy, Inc.	21,416	1,569,365
PG&E Corp. (a)	50,087	509,385
Pinnacle West Capital Corp.	3,794	310,994
Southern Co.	8,189	495,516
Xcel Energy, Inc.	8,411	554,117
		$6,776,245
Total Common Stocks (Identified Cost, $157,450,811)		$ 267,478,302

6

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $2,219,319)	2,219,319	$ 2,219,319
Securities Sold Short – (0.6)%
Medical & Health Technology & Services – (0.4)%
Healthcare Services Group, Inc.	(36,581)	$ (1,154,862)
Telecommunications - Wireless – (0.2)%
Crown Castle International Corp., REIT	(2,286)	$ (445,999)
Total Securities Sold Short (Proceeds Received, $1,340,382)		$ (1,600,861)
Other Assets, Less Liabilities – (0.1)%		(343,948)
Net Assets – 100.0%		$ 267,752,812
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,219,319 and $267,478,302, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
SPAC	Special Purpose Acquisition Company
At June 30, 2021, the fund had cash collateral of $31,450 and other liquid securities with an aggregate value of $3,999,405 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

MFS Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $157,450,811)	$267,478,302
Investments in affiliated issuers, at value (identified cost, $2,219,319)	2,219,319
Cash	2,333
Deposits with brokers for
Securities sold short	31,450
Receivables for
Investments sold	290,519
Fund shares sold	307,642
Dividends	166,739
Other assets	1,184
Total assets	$270,497,488
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,340,382)	$1,600,861
Investments purchased	671,449
Fund shares reacquired	392,050
Payable to affiliates
Investment adviser	10,820
Administrative services fee	251
Shareholder servicing costs	107
Distribution and/or service fees	956
Accrued expenses and other liabilities	68,182
Total liabilities	$2,744,676
Net assets	$267,752,812
Net assets consist of
Paid-in capital	$125,877,897
Total distributable earnings (loss)	141,874,915
Net assets	$267,752,812
Shares of beneficial interest outstanding	8,398,810
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$197,965,613	6,185,905	$32.00
Service Class	69,787,199	2,212,905	31.54
See Notes to Financial Statements
8

MFS Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$1,427,408
Other	8,296
Dividends from affiliated issuers	5,436
Income on securities loaned	20
Foreign taxes withheld	(1,797)
Total investment income	$1,439,363
Expenses
Management fee	$928,444
Distribution and/or service fees	75,760
Shareholder servicing costs	9,660
Administrative services fee	21,326
Independent Trustees' compensation	2,673
Custodian fee	5,128
Shareholder communications	13,559
Audit and tax fees	29,292
Legal fees	1,339
Dividend and interest expense on securities sold short	27,444
Interest expense and fees	434
Miscellaneous	15,101
Total expenses	$1,130,160
Reduction of expenses by investment adviser	(14,820)
Net expenses	$1,115,340
Net investment income (loss)	$324,023
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$11,685,721
Securities sold short	(325,119)
Foreign currency	45
Net realized gain (loss)	$11,360,647
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$22,608,176
Securities sold short	(24,231)
Translation of assets and liabilities in foreign currencies	(19)
Net unrealized gain (loss)	$22,583,926
Net realized and unrealized gain (loss)	$33,944,573
Change in net assets from operations	$34,268,596
See Notes to Financial Statements
9

MFS Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$324,023	$1,048,577
Net realized gain (loss)	11,360,647	19,666,571
Net unrealized gain (loss)	22,583,926	16,236,950
Change in net assets from operations	$34,268,596	$36,952,098
Total distributions to shareholders	$—	$(11,731,291)
Change in net assets from fund share transactions	$1,095,192	$(7,064,004)
Total change in net assets	$35,363,788	$18,156,803
Net assets
At beginning of period	232,389,024	214,232,221
At end of period	$267,752,812	$232,389,024
See Notes to Financial Statements
10

MFS Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$27.88	$24.81	$21.68	$25.21	$21.67	$21.28
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.14	$0.18	$0.20	$0.17	$0.21(c)
Net realized and unrealized gain (loss)	4.07	4.38	6.59	(0.78)	5.04	2.16
Total from investment operations	$4.12	$4.52	$6.77	$(0.58)	$5.21	$2.37
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.21)	$(0.18)	$(0.23)	$(0.17)
From net realized gain	—	(1.27)	(3.43)	(2.77)	(1.44)	(1.81)
Total distributions declared to shareholders	$—	$(1.45)	$(3.64)	$(2.95)	$(1.67)	$(1.98)
Net asset value, end of period (x)	$32.00	$27.88	$24.81	$21.68	$25.21	$21.67
Total return (%) (k)(r)(s)(x)	14.78(n)	18.71	33.19	(3.83)	24.82	11.38(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85(a)	0.87	0.88	0.87	0.87	0.84(c)
Expenses after expense reductions (f)	0.84(a)	0.86	0.87	0.86	0.86	0.82(c)
Net investment income (loss)	0.32(a)	0.56	0.75	0.79	0.72	1.00(c)
Portfolio turnover	19(n)	46	37	40	39	60
Net assets at end of period (000 omitted)	$197,966	$177,571	$167,488	$144,991	$171,038	$156,040
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.82(a)	0.83	0.83	0.83	0.84	0.80(c)

See Notes to Financial Statements
11

MFS Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$27.50	$24.50	$21.44	$24.96	$21.47	$21.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.08	$0.12	$0.14	$0.11	$0.16(c)
Net realized and unrealized gain (loss)	4.03	4.31	6.51	(0.78)	4.99	2.13
Total from investment operations	$4.04	$4.39	$6.63	$(0.64)	$5.10	$2.29
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.14)	$(0.11)	$(0.17)	$(0.11)
From net realized gain	—	(1.27)	(3.43)	(2.77)	(1.44)	(1.81)
Total distributions declared to shareholders	$—	$(1.39)	$(3.57)	$(2.88)	$(1.61)	$(1.92)
Net asset value, end of period (x)	$31.54	$27.50	$24.50	$21.44	$24.96	$21.47
Total return (%) (k)(r)(s)(x)	14.69(n)	18.39	32.87	(4.07)	24.50	11.07(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10(a)	1.12	1.13	1.12	1.12	1.09(c)
Expenses after expense reductions (f)	1.09(a)	1.11	1.12	1.11	1.11	1.07(c)
Net investment income (loss)	0.08(a)	0.32	0.50	0.54	0.47	0.75(c)
Portfolio turnover	19(n)	46	37	40	39	60
Net assets at end of period (000 omitted)	$69,787	$54,818	$46,744	$41,195	$46,453	$42,883
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.07(a)	1.08	1.08	1.08	1.09	1.06(c)
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Household International, Inc., the total return for the year ended December 31, 2017 would have been lower by approximately 0.78%.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from
13

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$267,478,302	$—	$—	$267,478,302
Mutual Funds	2,219,319	—	—	2,219,319
Total	$269,697,621	$—	$—	$269,697,621
Securities Sold Short	$(1,600,861)	$—	$—	$(1,600,861)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2021, this expense amounted to $27,444. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the
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MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$3,863,247
Long-term capital gains	7,868,044
Total distributions	$11,731,291
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$160,190,593
Gross appreciation	110,894,263
Gross depreciation	(1,387,235)
Net unrealized appreciation (depreciation)	$109,507,028
As of 12/31/20
Undistributed ordinary income	2,101,522
Undistributed long-term capital gain	18,669,766
Other temporary differences	172,427
Net unrealized appreciation (depreciation)	86,662,604
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$9,114,275
Service Class	—	2,617,016
Total	$—	$11,731,291
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $14,820, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.84% of average daily net assets for the Initial Class shares and 1.09% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2021. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective August 1, 2021, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.81% of average daily net assets for the Initial Class shares and 1.06% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
16

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $9,292, which equated to 0.0075% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $368.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0172% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $34,096 and $52,779, respectively. The sales transactions resulted in net realized gains (losses) of $12,438.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $8,102, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short sales and short-term obligations, aggregated $47,884,839 and $47,445,390, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	394,454	$11,888,071	328,117	$8,057,874
Service Class	459,070	13,688,409	404,275	9,377,983
	853,524	$25,576,480	732,392	$17,435,857
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	354,090	$9,114,275
Service Class	—	—	102,951	2,617,016
	—	$—	457,041	$11,731,291
17

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Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(578,420)	$(17,460,148)	(1,063,282)	$(26,098,196)
Service Class	(239,207)	(7,021,140)	(422,060)	(10,132,956)
	(817,627)	$(24,481,288)	(1,485,342)	$(36,231,152)
Net change
Initial Class	(183,966)	$(5,572,077)	(381,075)	$(8,926,047)
Service Class	219,863	6,667,269	85,166	1,862,043
	35,897	$1,095,192	(295,909)	$(7,064,004)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $432 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,489,118	$30,541,316	$29,811,115	$—	$—	$2,219,319
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,436	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
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MFS Core Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Core Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2021
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
FCE-SEM

MFS® Emerging Markets Equity Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Emerging Markets Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.5%
Samsung Electronics Co. Ltd.	6.6%
Alibaba Group Holding Ltd., ADR	6.0%
Tencent Holdings Ltd.	3.9%
Prosus N.V.	3.6%
Sberbank of Russia	2.9%
Yum China Holdings, Inc.	2.8%
NetEase.com, Inc., ADR	2.5%
AIA Group Ltd.	2.4%
Tata Consultancy Services Ltd.	2.4%
GICS equity sectors (g)
Consumer Discretionary	20.5%
Financials	19.6%
Information Technology	19.1%
Communication Services	11.5%
Consumer Staples	10.8%
Materials	6.7%
Industrials	3.9%
Energy	2.7%
Real Estate	2.5%
Health Care	1.4%
Utilities	0.3%
Issuer country weightings (x)
China	28.4%
South Korea	13.3%
India	10.4%
Taiwan	10.2%
Russia	7.9%
Brazil	6.3%
Hong Kong	5.7%
Netherlands	3.6%
Mexico	2.6%
Other Countries	11.6%
Currency exposure weightings (y)
Hong Kong Dollar	24.0%
South Korean Won	13.3%
Taiwan Dollar	10.2%
Indian Rupee	9.2%
Russian Ruble	7.4%
Chinese Renminbi	7.3%
Brazilian Real	6.3%
United States Dollar	5.7%
Euro	5.5%
Other Currencies	11.1%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of the portfolio’s net assets. For purposes of this presentation, United States (included in Other Countries) includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Emerging Markets Equity Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	1.23%	$1,000.00	$1,048.61	$6.25
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
Service Class	Actual	1.48%	$1,000.00	$1,047.06	$7.51
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Emerging Markets Equity Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Airlines – 0.6%
Shanghai International Air Co., Ltd.	40,500	$ 301,676
Alcoholic Beverages – 4.4%
Ambev S.A., ADR	195,211	$ 671,526
China Resources Beer Holdings Co. Ltd.	76,000	682,740
Kweichow Moutai Co. Ltd., “A”	2,500	795,758
		$2,150,024
Automotive – 3.6%
Hero MotoCorp Ltd.	9,708	$ 379,099
Mahindra & Mahindra Ltd.	72,459	758,124
PT United Tractors Tbk	444,400	620,628
		$1,757,851
Biotechnology – 0.8%
Hugel, Inc. (a)	1,900	$ 404,245
Brokerage & Asset Managers – 2.7%
B3 Brasil Bolsa Balcao S.A.	159,800	$ 540,399
Moscow Exchange MICEX-RTS PJSC	325,017	758,662
		$1,299,061
Business Services – 2.4%
Tata Consultancy Services Ltd.	25,365	$ 1,141,732
Chemicals – 1.4%
UPL Ltd.	63,561	$ 677,981
Computer Software - Systems – 7.8%
Hon Hai Precision Industry Co. Ltd.	142,000	$ 570,803
Samsung Electronics Co. Ltd.	44,351	3,178,196
		$3,748,999
Construction – 3.2%
Gree Electric Appliances, Inc.	128,600	$ 1,036,928
Techtronic Industries Co. Ltd.	30,000	523,937
		$1,560,865
Consumer Services – 3.1%
51job, Inc., ADR (a)	8,828	$ 686,554
MakeMyTrip Ltd. (a)	19,146	575,337
New Oriental Education & Technology Group, Inc. (a)	27,714	226,978
		$1,488,869
Electronics – 8.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	191,258	$ 4,084,289
Energy - Integrated – 1.4%
LUKOIL PJSC, ADR	7,346	$ 680,387
Engineering - Construction – 0.8%
Doosan Bobcat, Inc. (a)	9,078	$ 386,932
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 4.5%
Gruma S.A.B. de C.V.	36,453	$ 407,449
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	125,541	715,579
Orion Corp.	5,552	584,213
Tingyi (Cayman Islands) Holding Corp.	228,000	455,160
		$2,162,401
Forest & Paper Products – 0.7%
Suzano S.A. (a)	26,300	$ 316,258
Gaming & Lodging – 0.5%
Kangwon Land, Inc. (a)	10,506	$ 250,954
General Merchandise – 3.0%
Bim Birlesik Magazalar A.S.	52,634	$ 375,709
Lojas Renner S.A.	75,852	674,521
Walmart de Mexico S.A.B. de C.V.	126,783	413,854
		$1,464,084
Insurance – 5.4%
AIA Group Ltd.	92,000	$ 1,143,438
Ping An Insurance Co. of China Ltd., “H”	81,000	793,381
Samsung Fire & Marine Insurance Co. Ltd.	3,319	649,860
		$2,586,679
Internet – 14.4%
Alibaba Group Holding Ltd., ADR (a)	12,823	$ 2,908,000
NAVER Corp.	2,597	962,791
NetEase.com, Inc., ADR	10,415	1,200,329
Tencent Holdings Ltd.	24,800	1,865,358
		$6,936,478
Leisure & Toys – 3.6%
Prosus N.V.	17,941	$ 1,754,429
Major Banks – 2.3%
ABSA Group Ltd. (a)	44,944	$ 427,157
China Construction Bank Corp.	876,670	689,882
		$1,117,039
Metals & Mining – 2.3%
Alrosa PJSC	213,790	$ 392,877
Lundin Mining Corp.	26,418	238,265
Vale S.A., ADR	20,924	477,276
		$1,108,418
Network & Telecom – 0.5%
VTech Holdings Ltd.	22,400	$ 235,849
Other Banks & Diversified Financials – 9.2%
Banco de Chile	2,327,818	$ 229,774
Credicorp Ltd. (a)	2,454	297,204
E.Sun Financial Holding Co. Ltd.	265,769	250,865
Grupo Financiero Inbursa S.A. de C.V. (a)	170,624	168,792
HDFC Bank Ltd.	25,005	503,901
Housing Development Finance Corp. Ltd.	25,646	854,033
Komercni Banka A.S. (a)	9,804	345,085

4

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Public Bank Berhad	138,800	$ 137,413
Sberbank of Russia	336,423	1,406,375
Tisco Financial Group PLC	85,500	236,092
		$4,429,534
Pharmaceuticals – 0.6%
Genomma Lab Internacional S.A., “B” (a)	269,576	$ 278,177
Precious Metals & Minerals – 1.6%
Gold Fields Ltd., ADR	58,748	$ 522,857
Polymetal International PLC	11,677	251,095
		$773,952
Real Estate – 2.5%
ESR Cayman Ltd. (a)	123,800	$ 417,753
Hang Lung Properties Ltd.	104,000	252,623
Multiplan Empreendimentos Imobiliarios S.A.	80,111	378,505
Swire Properties Ltd.	56,000	166,969
		$1,215,850
Restaurants – 2.8%
Yum China Holdings, Inc.	20,254	$ 1,341,828
Specialty Chemicals – 0.8%
PTT Global Chemical PLC	197,600	$ 363,757
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecommunications - Wireless – 0.7%
Mobile TeleSystems PJSC, ADR	36,692	$ 339,768
Telephone Services – 2.4%
Hellenic Telecommunications Organization S.A.	54,671	$ 917,290
PT Telekom Indonesia	1,134,800	246,525
		$1,163,815
Tobacco – 0.2%
PT Hanjaya Mandala Sampoerna Tbk	1,272,450	$ 106,623
Utilities - Electric Power – 0.3%
CESC Ltd.	14,042	$ 145,445
Total Common Stocks (Identified Cost, $30,404,943)		$47,774,249
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $553,741)	553,741	$ 553,741
Other Assets, Less Liabilities – (0.1)%		(46,793)
Net Assets – 100.0%		$48,281,197

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $553,741 and $47,774,249, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS Emerging Markets Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $30,404,943)	$47,774,249
Investments in affiliated issuers, at value (identified cost, $553,741)	553,741
Cash	29,590
Foreign currency, at value (identified cost, $9)	8
Receivables for
Investments sold	82,559
Fund shares sold	3,196
Dividends	119,130
Receivable from investment adviser	10,442
Other assets	437
Total assets	$48,573,352
Liabilities
Payables for
Investments purchased	$37,637
Fund shares reacquired	47,953
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	43
Distribution and/or service fees	357
Deferred country tax expense payable	109,909
Accrued expenses and other liabilities	96,160
Total liabilities	$292,155
Net assets	$48,281,197
Net assets consist of
Paid-in capital	$28,450,595
Total distributable earnings (loss)	19,830,602
Net assets	$48,281,197
Shares of beneficial interest outstanding	2,690,429
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$22,320,264	1,231,877	$18.12
Service Class	25,960,933	1,458,552	17.80
See Notes to Financial Statements
6

MFS Emerging Markets Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$648,429
Other	5,827
Dividends from affiliated issuers	222
Foreign taxes withheld	(81,495)
Total investment income	$572,983
Expenses
Management fee	$246,034
Distribution and/or service fees	32,365
Shareholder servicing costs	4,022
Administrative services fee	8,679
Independent Trustees' compensation	1,511
Custodian fee	47,287
Shareholder communications	5,049
Audit and tax fees	40,011
Legal fees	192
Miscellaneous	11,697
Total expenses	$396,847
Reduction of expenses by investment adviser	(75,987)
Net expenses	$320,860
Net investment income (loss)	$252,123
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $4,054 country tax)	$2,899,588
Foreign currency	(4,060)
Net realized gain (loss)	$2,895,528
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $5,489 increase in deferred country tax)	$(936,575)
Translation of assets and liabilities in foreign currencies	(473)
Net unrealized gain (loss)	$(937,048)
Net realized and unrealized gain (loss)	$1,958,480
Change in net assets from operations	$2,210,603
See Notes to Financial Statements
7

MFS Emerging Markets Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$252,123	$339,255
Net realized gain (loss)	2,895,528	489,572
Net unrealized gain (loss)	(937,048)	3,857,039
Change in net assets from operations	$2,210,603	$4,685,866
Total distributions to shareholders	$—	$(3,615,028)
Change in net assets from fund share transactions	$92,272	$(1,773,884)
Total change in net assets	$2,302,875	$(703,046)
Net assets
At beginning of period	45,978,322	46,681,368
At end of period	$48,281,197	$45,978,322
See Notes to Financial Statements
8

MFS Emerging Markets Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$17.28	$17.04	$14.75	$17.19	$12.59	$11.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.28	$0.11	$0.06	$0.15(c)
Net realized and unrealized gain (loss)	0.73	1.47	2.63	(2.49)	4.71	0.93
Total from investment operations	$0.84	$1.61	$2.91	$(2.38)	$4.77	$1.08
Less distributions declared to shareholders
From net investment income	$—	$(0.50)	$(0.11)	$(0.06)	$(0.17)	$(0.08)
From net realized gain	—	(0.87)	(0.51)	—	—	—
Total distributions declared to shareholders	$—	$(1.37)	$(0.62)	$(0.06)	$(0.17)	$(0.08)
Net asset value, end of period (x)	$18.12	$17.28	$17.04	$14.75	$17.19	$12.59
Total return (%) (k)(r)(s)(x)	4.86(n)	10.63	20.45	(13.89)	37.98	9.28(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.55(a)	1.73	1.55	1.50	1.53	1.34(c)
Expenses after expense reductions (f)	1.23(a)	1.23	1.29	1.37	1.40	1.13(c)
Net investment income (loss)	1.22(a)	0.94	1.76	0.65	0.41	1.29(c)
Portfolio turnover	19(n)	48	21	31	27	47
Net assets at end of period (000 omitted)	$22,320	$20,335	$21,065	$20,887	$28,026	$22,605

See Notes to Financial Statements
9

MFS Emerging Markets Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$16.99	$16.78	$14.53	$16.94	$12.41	$11.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.11	$0.24	$0.07	$0.02	$0.12(c)
Net realized and unrealized gain (loss)	0.73	1.43	2.58	(2.46)	4.64	0.91
Total from investment operations	$0.81	$1.54	$2.82	$(2.39)	$4.66	$1.03
Less distributions declared to shareholders
From net investment income	$—	$(0.46)	$(0.06)	$(0.02)	$(0.13)	$(0.04)
From net realized gain	—	(0.87)	(0.51)	—	—	—
Total distributions declared to shareholders	$—	$(1.33)	$(0.57)	$(0.02)	$(0.13)	$(0.04)
Net asset value, end of period (x)	$17.80	$16.99	$16.78	$14.53	$16.94	$12.41
Total return (%) (k)(r)(s)(x)	4.77(n)	10.33	20.11	(14.13)	37.66	9.04(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.80(a)	1.98	1.80	1.75	1.78	1.58(c)
Expenses after expense reductions (f)	1.48(a)	1.48	1.54	1.62	1.65	1.37(c)
Net investment income (loss)	0.96(a)	0.71	1.52	0.40	0.16	1.02(c)
Portfolio turnover	19(n)	48	21	31	27	47
Net assets at end of period (000 omitted)	$25,961	$25,643	$25,616	$23,973	$29,665	$24,307
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$13,700,151	$—	$—	$13,700,151
South Korea	6,417,191	—	—	6,417,191
India	5,035,652	—	—	5,035,652
Taiwan	4,905,957	—	—	4,905,957
Russia	1,271,250	2,557,914	—	3,829,164
Brazil	3,058,485	—	—	3,058,485
Hong Kong	2,740,569	—	—	2,740,569
Netherlands	1,754,429	—	—	1,754,429
Mexico	1,268,272	—	—	1,268,272
Other Countries	4,464,530	599,849	—	5,064,379
Mutual Funds	553,741	—	—	553,741
Total	$45,170,227	$3,157,763	$—	$48,327,990
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
12

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$1,860,481
Long-term capital gains	1,754,547
Total distributions	$3,615,028
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$32,347,599
Gross appreciation	17,166,575
Gross depreciation	(1,186,184)
Net unrealized appreciation (depreciation)	$15,980,391
As of 12/31/20
Undistributed ordinary income	171,727
Capital loss carryforwards	(9,363)
Other temporary differences	(20,326)
Net unrealized appreciation (depreciation)	17,477,961
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
13

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Long-Term	$(9,363)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$1,583,859
Service Class	—	2,031,169
Total	$—	$3,615,028
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million	1.00%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $2,799, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 1.04% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $73,188, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $3,845, which equated to 0.0164% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $177.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0370% of the fund's average daily net assets.
14

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $5,812, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $9,100,683 and $8,732,038, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	173,081	$3,132,388	79,334	$1,140,804
Service Class	81,120	1,447,058	264,438	3,399,163
	254,201	$4,579,446	343,772	$4,539,967
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	105,240	$1,583,859
Service Class	—	—	137,148	2,031,169
	—	$—	242,388	$3,615,028
Shares reacquired
Initial Class	(118,169)	$(2,150,885)	(243,942)	$(3,723,611)
Service Class	(131,504)	(2,336,289)	(419,024)	(6,205,268)
	(249,673)	$(4,487,174)	(662,966)	$(9,928,879)
Net change
Initial Class	54,912	$981,503	(59,368)	$(998,948)
Service Class	(50,384)	(889,231)	(17,438)	(774,936)
	4,528	$92,272	(76,806)	$(1,773,884)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 7% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established
15

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $82 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$506,370	$7,265,713	$7,218,342	$—	$—	$553,741
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$222	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Emerging Markets Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Emerging Markets Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-SEM

MFS® Global Governments Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Governments Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Non-U.S. Government Bonds	53.3%
U.S. Treasury Securities	27.5%
Emerging Markets Bonds	11.8%
Municipal Bonds	1.4%
Commercial Mortgage-Backed Securities	0.6%
U.S. Government Agencies	0.4%
Investment Grade Corporates	0.3%
Collateralized Debt Obligations	0.1%
Mortgage-Backed Securities (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	6.8%
AA	11.1%
A	13.0%
BBB	24.1%
BB	9.4%
B	0.1%
U.S. Government	27.5%
Federal Agencies	0.4%
Not Rated	3.0%
Cash & Cash Equivalents	2.4%
Other	2.2%
Portfolio facts (i)
Average Duration (d)	7.9
Average Effective Maturity (m)	9.8 yrs.
Issuer country weightings (i)(x)
United States	34.9%
Italy	17.6%
Japan	14.1%
Greece	8.2%
Spain	5.7%
Belgium	3.8%
United Kingdom	3.4%
Sweden	2.3%
Australia	2.1%
Other Countries	7.9%
Currency exposure weightings (i)(y)
United States Dollar	42.9%
Euro	22.7%
Japanese Yen	17.7%
British Pound Sterling	7.3%
Canadian Dollar	2.4%
Norwegian Krone	2.0%
Australian Dollar	1.9%
South Korean Won	0.5%
Swedish Krona	(0.7)%
Other Currencies	3.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

MFS Global Governments Portfolio
Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

MFS Global Governments Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.76%	$1,000.00	$950.39	$3.68
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
Service Class	Actual	1.01%	$1,000.00	$949.39	$4.88
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
4

MFS Global Governments Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 97.2%
Foreign Bonds – 67.0%
Australia – 2.1%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$ 617,450
Commonwealth of Australia, 1%, 12/21/2030		1,850,000	1,331,259
Commonwealth of Australia, 1.75%, 6/21/2051		995,000	658,944
			$2,607,653
Belgium – 3.8%
Kingdom of Belgium, 1%, 6/22/2026	EUR	2,000,000	$ 2,545,316
Kingdom of Belgium, 0.4%, 6/22/2040 (n)		1,775,000	2,024,201
Kingdom of Belgium, 1.6%, 6/22/2047		155,000	216,886
			$4,786,403
Brazil – 0.7%
Federative Republic of Brazil, 10%, 1/01/2023	BRL	4,389,000	$ 916,066
Canada – 2.5%
Government of Canada, 0.25%, 8/01/2022	CAD	3,850,000	$ 3,104,723
China – 1.6%
Republic of China, 2.68%, 5/21/2030	CNY	8,500,000	$ 1,265,900
Republic of China, 3.81%, 9/14/2050		4,500,000	714,247
			$1,980,147
Cote d'Ivoire – 0.1%
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	100,000	$ 129,353
Cyprus – 0.9%
Republic of Cyprus, 0%, 2/09/2026	EUR	1,000,000	$ 1,191,679
France – 0.2%
Republic of France, 4%, 4/25/2055 (n)	EUR	115,000	$ 258,132
Germany – 0.2%
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	$ 297,399
Greece – 8.1%
Hellenic Republic (Republic of Greece), 4.375%, 8/01/2022	EUR	1,500,000	$ 1,869,862
Hellenic Republic (Republic of Greece), 3.45%, 4/02/2024		1,000,000	1,307,380
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029		3,250,000	4,814,381
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		1,935,000	2,277,966
			$10,269,589
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Ireland – 0.5%
Republic of Ireland, 3.9%, 3/20/2023	EUR	500,000	$ 638,588
Italy – 17.5%
Republic of Italy, 2.15%, 12/15/2021	EUR	2,000,000	$ 2,400,978
Republic of Italy, 0.95%, 3/15/2023		1,500,000	1,818,844
Republic of Italy, 0.35%, 2/01/2025		6,200,000	7,470,895
Republic of Italy, 2%, 2/01/2028		2,730,000	3,579,194
Republic of Italy, 3.5%, 3/01/2030		2,585,000	3,805,714
Republic of Italy, 1.65%, 3/01/2032		500,000	639,954
Republic of Italy, 2.45%, 9/01/2033		1,000,000	1,378,183
Republic of Italy, 2.25%, 9/01/2036		190,000	256,469
Republic of Italy, 5%, 9/01/2040		328,000	617,219
Republic of Italy, 3.25%, 9/01/2046		110,000	171,167
			$22,138,617
Japan – 14.1%
Government of Japan, 1%, 3/20/2022	JPY	100,000,000	$ 907,250
Government of Japan, 0.8%, 6/20/2023		60,000,000	549,746
Government of Japan, 2.9%, 11/20/2030		235,000,000	2,682,103
Government of Japan, 1.7%, 12/20/2031		497,000,000	5,224,014
Government of Japan, 0.4%, 9/20/2040		610,000,000	5,457,961
Government of Japan, 0.6%, 9/20/2050		150,000,000	1,320,424
Government of Japan, 0.4%, 3/20/2056		90,000,000	727,866
Japan Bank for International Cooperation, 0.625%, 7/15/2025		$300,000	296,889
Japan Finance Organization for Municipalities, 0.625%, 9/02/2025 (n)		250,000	245,727
Japan International Cooperation Agency, 1%, 7/22/2030		250,000	235,655
Tokyo Metropolitan Government , 0.75%, 7/16/2025 (n)		250,000	247,382
			$17,895,017
New Zealand – 0.5%
Government of New Zealand, 5.5%, 4/15/2023	NZD	800,000	$ 608,706
Norway – 1.0%
City of Oslo, 1.6%, 5/05/2022	NOK	6,000,000	$ 702,385
Kingdom of Norway, 2%, 5/24/2023 (n)		5,000,000	595,457
			$1,297,842
Portugal – 0.5%
Republic of Portugal, 4.95%, 10/25/2023	EUR	500,000	$ 669,612

5

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Romania – 0.1%
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	100,000	$ 117,486
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		$200,000	$ 194,290
Serbia – 0.1%
Republic of Serbia, 2.125%, 12/01/2030 (n)		$200,000	$ 189,500
South Africa – 0.2%
Republic of South Africa, 8.25%, 3/31/2032	ZAR	5,000,000	$ 319,756
Spain – 5.7%
Kingdom of Spain, 0.4%, 4/30/2022	EUR	1,000,000	$ 1,195,274
Kingdom of Spain, 0.35%, 7/30/2023		1,600,000	1,930,435
Kingdom of Spain, 3.8%, 4/30/2024		1,000,000	1,328,929
Kingdom of Spain, 4.7%, 7/30/2041		215,000	421,196
Kingdom of Spain, 5.15%, 10/31/2044		370,000	792,330
Spanish Govermnent Bonds, 0.1%, 4/30/2031 (n)		1,300,000	1,494,266
			$7,162,430
Supranational – 0.4%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$300,000	$ 302,316
Inter-American Development Bank, 0.625%, 7/15/2025		250,000	248,866
			$551,182
Sweden – 2.3%
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	18,845,000	$ 2,295,020
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	299,160
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	297,566
			$2,891,746
United Kingdom – 3.4%
United Kingdom Treasury, 4.75%, 12/07/2030	GBP	590,000	$ 1,115,596
United Kingdom Treasury, 1.75%, 9/07/2037		225,000	340,300
United Kingdom Treasury, 3.25%, 1/22/2044		330,000	638,807
United Kingdom Treasury, 4.25%, 12/07/2046		275,000	630,340
United Kingdom Treasury, 3.75%, 7/22/2052		214,000	489,006
United Kingdom Treasury, 4%, 1/22/2060		195,000	507,097
United Kingdom Treasury, 3.5%, 7/22/2068		230,000	593,891
			$4,315,037
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Uruguay – 0.3%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	14,000,000	$ 327,453
Total Foreign Bonds			$ 84,858,406
U.S. Bonds – 30.2%
Asset-Backed & Securitized – 0.7%
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		$315,000	$ 337,651
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		233,275	253,657
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		170,384	183,405
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 0.945% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)		123,660	123,603
			$898,316
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$ 169,077
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021		$26,000	$ 26,138
Howard University, Washington D.C., 2.738%, 10/01/2022		28,000	28,672
Howard University, Washington D.C., 2.801%, 10/01/2023		30,000	30,692
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		33,000	33,873
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		42,000	43,246
			$162,621
Mortgage-Backed – 0.0%
Freddie Mac, 1.262%, 9/25/2030 (i)		$329,805	$ 32,648
Municipals – 1.4%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021		$25,000	$ 25,000
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022		80,000	80,794
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023		60,000	61,157
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039		250,000	334,309
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027		236,000	239,820
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043		240,000	259,343
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026		20,000	20,906
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027		100,000	104,456

6

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Municipals – continued
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040	$285,000	$ 311,531
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023	210,000	212,673
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	80,000	81,094
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	65,000	65,796
		$1,796,879
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025	$1,983	$ 2,077
Small Business Administration, 5.09%, 10/01/2025	1,910	2,019
Small Business Administration, 5.21%, 1/01/2026	26,592	28,274
Small Business Administration, 2.22%, 3/01/2033	353,581	365,507
Tennessee Valley Authority, 0.75%, 5/15/2025	96,000	96,574
		$494,451
U.S. Treasury Obligations – 27.4%
U.S. Treasury Bonds, 4.5%, 8/15/2039	$2,546,400	$ 3,590,225
U.S. Treasury Bonds, 2.75%, 11/15/2042	2,061,000	2,320,799
U.S. Treasury Bonds, 3.625%, 2/15/2044	1,940,000	2,507,526
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 3%, 2/15/2048	$505,000	$ 601,976
U.S. Treasury Bonds, 3%, 2/15/2049	3,580,000	4,286,071
U.S. Treasury Note, 2.875%, 8/15/2028	850,000	945,326
U.S. Treasury Notes, 1.625%, 4/30/2023	6,000,000	6,151,875
U.S. Treasury Notes, 0.125%, 1/15/2024	6,200,000	6,162,461
U.S. Treasury Notes, 2.125%, 5/15/2025	7,120,700	7,518,736
U.S. Treasury Notes, 1.5%, 8/15/2026 (f)	520,000	535,437
		$34,620,432
Total U.S. Bonds		$ 38,174,424
Total Bonds (Identified Cost, $119,607,163)		$ 123,032,830
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $2,941,480)	2,941,479	$ 2,941,480
Other Assets, Less Liabilities – 0.5%		601,031
Net Assets – 100.0%		$ 126,575,341

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,941,480 and $123,032,830, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,067,170, representing 6.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
7

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 6/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	1,590,000	USD	316,603	Citibank N.A.	8/03/2021	$ 1,988
BRL	1,604,000	USD	317,762	Goldman Sachs International	8/03/2021	3,634
CAD	1,591,000	USD	1,273,972	Brown Brothers Harriman	7/16/2021	9,493
CAD	802,000	USD	642,697	JPMorgan Chase Bank N.A.	7/16/2021	4,280
CNY	1,567,000	USD	239,610	Barclays Bank PLC	9/10/2021	1,766
GBP	2,917,461	USD	4,025,683	Merrill Lynch International	7/16/2021	10,214
GBP	1,092,902	USD	1,509,322	Morgan Stanley Capital Services, Inc.	7/16/2021	2,553
KRW	717,084,000	USD	634,116	JPMorgan Chase Bank N.A.	8/17/2021	2,500
MXN	1,267,000	USD	62,906	HSBC Bank	7/16/2021	544
NOK	5,412,000	USD	624,887	Deutsche Bank AG	7/16/2021	3,718
USD	2,095,354	AUD	2,694,924	Deutsche Bank AG	7/16/2021	74,147
USD	221,371	AUD	286,077	Morgan Stanley Capital Services, Inc.	7/16/2021	6,812
USD	1,371,029	AUD	1,765,240	State Street Bank Corp.	7/16/2021	47,089
USD	528,623	CAD	650,576	Deutsche Bank AG	7/16/2021	3,800
USD	1,874,076	CAD	2,270,449	Morgan Stanley Capital Services, Inc.	7/16/2021	42,497
USD	634,440	EUR	521,000	Barclays Bank PLC	7/16/2021	16,483
USD	824,918	EUR	676,811	Barclays Bank PLC	8/12/2021	21,717
USD	79,578	EUR	65,000	BNP Paribas S.A.	7/16/2021	2,481
USD	637,383	EUR	522,000	Brown Brothers Harriman	7/16/2021	18,239
USD	636,583	EUR	530,117	Citibank N.A.	7/16/2021	7,812
USD	7,556,865	EUR	6,252,699	Deutsche Bank AG	7/16/2021	140,542
USD	9,386,360	EUR	7,864,398	JPMorgan Chase Bank N.A.	7/16/2021	58,405
USD	2,390,229	EUR	1,966,310	Merrill Lynch International	7/16/2021	57,990
USD	5,187,428	EUR	4,338,837	Morgan Stanley Capital Services, Inc.	7/16/2021	41,137
USD	366,890	EUR	302,000	State Street Bank Corp.	7/16/2021	8,688
USD	865,896	GBP	613,315	Deutsche Bank AG	7/16/2021	17,462
USD	1,919,990	GBP	1,386,836	JPMorgan Chase Bank N.A.	7/16/2021	1,497
USD	636,090	GBP	459,000	Morgan Stanley Capital Services, Inc.	7/16/2021	1,128
USD	649,012	GBP	458,000	State Street Bank Corp.	7/16/2021	15,434
USD	114,115	JPY	12,462,000	Brown Brothers Harriman	7/16/2021	1,928
USD	1,320,740	JPY	144,857,458	Citibank N.A.	7/16/2021	16,689
USD	273,548	JPY	29,859,669	JPMorgan Chase Bank N.A.	7/16/2021	4,743
8

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	1,329,104	JPY	145,847,778	State Street Bank Corp.	7/16/2021	$ 16,137
USD	942,523	NOK	7,860,000	Brown Brothers Harriman	7/16/2021	29,582
USD	643,462	NOK	5,355,000	Citibank N.A.	7/16/2021	21,478
USD	1,381,412	NZD	1,935,507	Deutsche Bank AG	7/16/2021	28,521
USD	954,176	NZD	1,338,000	State Street Bank Corp.	7/16/2021	18,934
USD	1,584,708	SEK	13,458,000	Brown Brothers Harriman	7/16/2021	11,954
USD	1,085,881	SEK	9,162,719	JPMorgan Chase Bank N.A.	7/16/2021	15,090
USD	628,882	SEK	5,309,000	Merrill Lynch International	7/16/2021	8,452
USD	626,998	SEK	5,230,819	Morgan Stanley Capital Services, Inc.	7/16/2021	15,704
USD	626,282	SEK	5,202,808	State Street Bank Corp.	7/16/2021	18,262
USD	617,033	THB	19,381,000	JPMorgan Chase Bank N.A.	7/21/2021	12,353
USD	133,266	ZAR	1,846,168	State Street Bank Corp.	7/16/2021	4,208
						$ 848,085
Liability Derivatives
AUD	818,000	USD	629,736	Goldman Sachs International	7/16/2021	$ (16,231)
AUD	1,260,000	USD	981,004	JPMorgan Chase Bank N.A.	7/16/2021	(35,998)
AUD	2,005,860	USD	1,549,534	Morgan Stanley Capital Services, Inc.	7/16/2021	(45,128)
AUD	364,783	USD	283,698	State Street Bank Corp.	7/16/2021	(10,109)
CAD	351,000	USD	291,755	Brown Brothers Harriman	7/16/2021	(8,602)
CAD	3,804,868	USD	3,130,070	Morgan Stanley Capital Services, Inc.	7/16/2021	(60,671)
CLP	221,841,000	USD	310,055	Citibank N.A.	8/13/2021	(8,297)
CNH	2,045,000	USD	317,644	NatWest Markets PLC	7/16/2021	(1,712)
CZK	13,549,000	USD	632,206	Brown Brothers Harriman	7/16/2021	(2,259)
DKK	2,939,237	USD	474,406	Morgan Stanley Capital Services, Inc.	7/16/2021	(5,599)
EUR	1,090,000	USD	1,316,823	Brown Brothers Harriman	7/16/2021	(23,975)
EUR	708,225	USD	850,115	Citibank N.A.	7/16/2021	(10,089)
EUR	2,990,510	USD	3,635,279	Deutsche Bank AG	7/16/2021	(88,236)
EUR	885,430	USD	1,071,991	HSBC Bank	7/16/2021	(21,784)
EUR	84,000	USD	101,175	JPMorgan Chase Bank N.A.	7/16/2021	(1,542)
EUR	1,293,099	USD	1,567,976	State Street Bank Corp.	7/16/2021	(34,232)
GBP	759,741	USD	1,070,245	Brown Brothers Harriman	7/16/2021	(19,250)
GBP	451,000	USD	638,280	Citibank N.A.	7/16/2021	(14,385)
GBP	473,000	USD	667,609	Goldman Sachs International	7/16/2021	(13,280)
GBP	402,000	USD	562,020	NatWest Markets PLC	7/16/2021	(5,910)
GBP	429,000	USD	609,545	State Street Bank Corp.	7/16/2021	(16,084)
HUF	186,646,000	USD	636,453	State Street Bank Corp.	7/16/2021	(6,730)
JPY	772,729,081	USD	7,118,488	Citibank N.A.	7/16/2021	(162,144)
JPY	170,298,178	USD	1,568,624	Morgan Stanley Capital Services, Inc.	7/16/2021	(35,547)
MXN	6,279,000	USD	316,009	State Street Bank Corp.	7/16/2021	(1,564)
NOK	12,677,161	USD	1,518,189	Brown Brothers Harriman	7/16/2021	(45,735)
NOK	5,406,000	USD	634,751	Citibank N.A.	7/16/2021	(6,843)
NZD	448,000	USD	320,105	Brown Brothers Harriman	7/16/2021	(6,960)
NZD	878,000	USD	640,299	Citibank N.A.	7/16/2021	(26,591)
NZD	965,875	USD	694,434	Deutsche Bank AG	7/16/2021	(19,301)
NZD	966,929	USD	703,687	State Street Bank Corp.	7/16/2021	(27,818)
PLN	2,398,000	USD	634,629	Brown Brothers Harriman	7/16/2021	(5,679)
SEK	2,633,000	USD	318,150	Brown Brothers Harriman	7/16/2021	(10,447)
SEK	2,542,000	USD	306,838	JPMorgan Chase Bank N.A.	7/16/2021	(9,770)
SEK	5,356,000	USD	643,421	State Street Bank Corp.	7/16/2021	(17,498)
USD	278,130	BRL	1,395,378	Banco Santander S.A	8/03/2021	(1,464)
USD	655,912	BRL	3,447,605	JPMorgan Chase Bank N.A.	8/03/2021	(34,890)
USD	2,265,278	CAD	2,834,281	Merrill Lynch International	7/16/2021	(21,146)
9

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	656,258	CAD	823,000	Morgan Stanley Capital Services, Inc.	7/16/2021	$ (7,659)
USD	815,842	CNY	5,325,000	Barclays Bank PLC	9/10/2021	(4,405)
USD	1,379,411	CNY	9,105,000	JPMorgan Chase Bank N.A.	9/10/2021	(23,096)
USD	2,253	GBP	1,635	JPMorgan Chase Bank N.A.	7/16/2021	(8)
USD	39,497	GBP	28,655	State Street Bank Corp.	7/16/2021	(143)
USD	62,561	MXN	1,265,866	Goldman Sachs International	7/16/2021	(832)
USD	196,736	ZAR	2,865,681	JPMorgan Chase Bank N.A.	7/16/2021	(3,594)
						$(923,237)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	25	$2,934,818	September - 2021	$(30,334)
At June 30, 2021, the fund had cash collateral of $70,000 and other liquid securities with an aggregate value of $57,663 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
10

MFS Global Governments Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $119,607,163)	$123,032,830
Investments in affiliated issuers, at value (identified cost, $2,941,480)	2,941,480
Restricted cash for
Forward foreign currency exchange contracts	70,000
Receivables for
Forward foreign currency exchange contracts	848,085
Fund shares sold	17,767
Interest	652,614
Receivable from investment adviser	7,586
Other assets	738
Total assets	$127,571,100
Liabilities
Payables for
Forward foreign currency exchange contracts	$923,237
Net daily variation margin on open futures contracts	6,032
Fund shares reacquired	4,211
Payable to affiliates
Administrative services fee	150
Shareholder servicing costs	10
Distribution and/or service fees	11
Accrued expenses and other liabilities	62,108
Total liabilities	$995,759
Net assets	$126,575,341
Net assets consist of
Paid-in capital	$121,493,634
Total distributable earnings (loss)	5,081,707
Net assets	$126,575,341
Shares of beneficial interest outstanding	11,395,457
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$125,782,636	11,322,568	$11.11
Service Class	792,705	72,889	10.88
See Notes to Financial Statements
11

MFS Global Governments Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$751,199
Dividends from affiliated issuers	1,567
Other	29
Foreign taxes withheld	(2,761)
Total investment income	$750,034
Expenses
Management fee	$475,731
Distribution and/or service fees	982
Shareholder servicing costs	1,031
Administrative services fee	13,617
Independent Trustees' compensation	2,004
Custodian fee	11,613
Shareholder communications	2,934
Audit and tax fees	37,462
Legal fees	511
Miscellaneous	16,391
Total expenses	$562,276
Reduction of expenses by investment adviser	(78,525)
Net expenses	$483,751
Net investment income (loss)	$266,283
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $514 country tax)	$1,921,673
Futures contracts	24,025
Forward foreign currency exchange contracts	(514,467)
Foreign currency	17,932
Net realized gain (loss)	$1,449,163
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(8,362,265)
Futures contracts	(22,039)
Forward foreign currency exchange contracts	105,155
Translation of assets and liabilities in foreign currencies	(34,473)
Net unrealized gain (loss)	$(8,313,622)
Net realized and unrealized gain (loss)	$(6,864,459)
Change in net assets from operations	$(6,598,176)
See Notes to Financial Statements
12

MFS Global Governments Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$266,283	$565,320
Net realized gain (loss)	1,449,163	4,900,087
Net unrealized gain (loss)	(8,313,622)	6,923,550
Change in net assets from operations	$(6,598,176)	$12,388,957
Total distributions to shareholders	$—	$(1,660,302)
Change in net assets from fund share transactions	$2,931,693	$(10,857,191)
Total change in net assets	$(3,666,483)	$(128,536)
Net assets
At beginning of period	130,241,824	130,370,360
At end of period	$126,575,341	$130,241,824
See Notes to Financial Statements
13

MFS Global Governments Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.69	$10.71	$10.34	$10.56	$9.87	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.11	$0.11	$0.08	$0.07(c)
Net realized and unrealized gain (loss)	(0.60)	1.08	0.53	(0.23)	0.61	(0.04)(g)
Total from investment operations	$(0.58)	$1.13	$0.64	$(0.12)	$0.69	$0.03
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.27)	$(0.10)	$—	$—
Net asset value, end of period (x)	$11.11	$11.69	$10.71	$10.34	$10.56	$9.87
Total return (%) (k)(r)(s)(x)	(4.96)(n)	10.60	6.08	(1.11)	6.99	0.30(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.90	0.88	0.87	0.86	0.83(c)
Expenses after expense reductions (f)	0.76(a)	0.83	0.87	0.86	0.85	0.82(c)
Net investment income (loss)	0.42(a)	0.46	1.01	1.05	0.77	0.66(c)
Portfolio turnover	76(n)	98	107	79	67	75
Net assets at end of period (000 omitted)	$125,783	$129,401	$129,565	$135,008	$159,652	$162,211
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$11.46	$10.50	$10.14	$10.34	$9.69	$9.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.02	$0.08	$0.08	$0.05	$0.04(c)
Net realized and unrealized gain (loss)	(0.59)	1.06	0.51	(0.22)	0.60	(0.04)(g)
Total from investment operations	$(0.58)	$1.08	$0.59	$(0.14)	$0.65	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.23)	$(0.06)	$—	$—
Net asset value, end of period (x)	$10.88	$11.46	$10.50	$10.14	$10.34	$9.69
Total return (%) (k)(r)(s)(x)	(5.06)(n)	10.35	5.79	(1.32)	6.71	0.00(c)(w)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.15	1.13	1.12	1.11	1.08(c)
Expenses after expense reductions (f)	1.01(a)	1.08	1.12	1.11	1.10	1.07(c)
Net investment income (loss)	0.17(a)	0.20	0.76	0.80	0.52	0.41(c)
Portfolio turnover	76(n)	98	107	79	67	75
Net assets at end of period (000 omitted)	$793	$841	$806	$826	$1,034	$1,572

See Notes to Financial Statements
14

MFS Global Governments Portfolio
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in
16

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$35,114,883	$—	$35,114,883
Non - U.S. Sovereign Debt	—	83,609,479	—	83,609,479
Municipal Bonds	—	1,796,879	—	1,796,879
U.S. Corporate Bonds	—	331,698	—	331,698
Residential Mortgage-Backed Securities	—	32,648	—	32,648
Commercial Mortgage-Backed Securities	—	774,713	—	774,713
Asset-Backed Securities (including CDOs)	—	123,603	—	123,603
Foreign Bonds	—	1,248,927	—	1,248,927
Mutual Funds	2,941,480	—	—	2,941,480
Total	$2,941,480	$123,032,830	$—	$125,974,310
Other Financial Instruments
Futures Contracts – Liabilities	$(30,334)	$—	$—	$(30,334)
Forward Foreign Currency Exchange Contracts – Assets	—	848,085	—	848,085
Forward Foreign Currency Exchange Contracts – Liabilities	—	(923,237)	—	(923,237)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
17

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$—	$30,334
Foreign Exchange	Forward Foreign Currency Exchange Contracts	848,085	923,237
Total		$848,085	$953,569
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$24,025	$—
Foreign Exchange	—	(514,467)
Total	$24,025	$(514,467)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(22,039)	$—
Foreign Exchange	—	105,155
Total	$(22,039)	$105,155
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and
18

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
19

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$1,660,302
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$124,362,251
Gross appreciation	3,028,389
Gross depreciation	(1,416,330)
Net unrealized appreciation (depreciation)	$1,612,059
As of 12/31/20
Undistributed ordinary income	2,952,140
Capital loss carryforwards	(1,102,411)
Other temporary differences	31,173
Net unrealized appreciation (depreciation)	9,798,981
As of December 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(300,608)
Long-Term	(801,803)
Total	$(1,102,411)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$1,651,619
Service Class	—	8,683
Total	$—	$1,660,302
20

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $7,576, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $70,949, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $949, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $82.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0215% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$31,294,898	$35,076,769
Non-U.S. Government securities	66,679,143	57,874,096
21

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	382,466	$4,391,453	1,052,245	$11,850,341
Service Class	4,520	49,558	7,826	87,385
	386,986	$4,441,011	1,060,071	$11,937,726
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	145,517	$1,651,619
Service Class	—	—	779	8,683
	—	$—	146,296	$1,660,302
Shares reacquired
Initial Class	(127,954)	$(1,453,589)	(2,224,850)	$(24,324,361)
Service Class	(4,998)	(55,729)	(11,946)	(130,858)
	(132,952)	$(1,509,318)	(2,236,796)	$(24,455,219)
Net change
Initial Class	254,512	$2,937,864	(1,027,088)	$(10,822,401)
Service Class	(478)	(6,171)	(3,341)	(34,790)
	254,034	$2,931,693	(1,030,429)	$(10,857,191)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 54%, 26%, and 11%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $230 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,150,119	$45,278,649	$44,487,288	$—	$—	$2,941,480

22

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,567	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
23

MFS Global Governments Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
24

MFS Global Governments Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
25

Semiannual Report
June 30, 2021
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-SEM

MFS® Global Growth Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Growth Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Alphabet, Inc., “A”	5.8%
Microsoft Corp.	4.5%
Alibaba Group Holding Ltd., ADR	3.3%
Apple, Inc.	2.4%
Accenture PLC, “A”	2.3%
Dollarama, Inc.	2.2%
Nestle S.A.	1.9%
Boston Scientific Corp.	1.9%
Tencent Holdings Ltd.	1.9%
American Tower Corp., REIT	1.9%
GICS equity sectors (g)
Information Technology	22.8%
Consumer Discretionary	15.1%
Health Care	14.9%
Communication Services	12.3%
Consumer Staples	12.3%
Industrials	8.8%
Financials	8.8%
Real Estate	1.9%
Materials	1.8%
Utilities	0.6%
Issuer country weightings (x)
United States	62.0%
China	6.1%
Canada	5.4%
Switzerland	5.2%
United Kingdom	4.4%
France	3.3%
Germany	2.6%
South Korea	2.5%
Japan	2.2%
Other Countries	6.3%
Currency exposure weightings (y)
United States Dollar	65.8%
Euro	6.8%
Swiss Franc	5.2%
Hong Kong Dollar	5.2%
British Pound Sterling	5.2%
Canadian Dollar	3.2%
South Korean Won	2.5%
Japanese Yen	2.2%
Indian Rupee	1.6%
Other Currencies	2.3%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Growth Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	1.00%	$1,000.00	$1,111.43	$5.24
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,109.86	$6.54
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Growth Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Alcoholic Beverages – 3.5%
Diageo PLC	20,644	$ 988,353
Kweichow Moutai Co. Ltd., “A”	1,700	541,115
Pernod Ricard S.A.	2,579	572,467
		$2,101,935
Apparel Manufacturers – 6.1%
Adidas AG	3,066	$ 1,141,187
Burberry Group PLC	25,204	720,305
LVMH Moet Hennessy Louis Vuitton SE	1,130	886,074
NIKE, Inc., “B”	6,239	963,863
		$3,711,429
Brokerage & Asset Managers – 2.4%
Blackstone Group, Inc.	4,898	$ 475,792
Charles Schwab Corp.	13,256	965,169
		$1,440,961
Business Services – 9.1%
Accenture PLC, “A”	4,701	$ 1,385,808
CGI, Inc. (a)	7,011	635,662
Cognizant Technology Solutions Corp., “A”	6,141	425,326
Equifax, Inc.	3,528	844,991
Fidelity National Information Services, Inc.	4,591	650,407
Fiserv, Inc. (a)	10,068	1,076,168
Verisk Analytics, Inc., “A”	3,066	535,692
		$5,554,054
Cable TV – 1.2%
Charter Communications, Inc., “A” (a)	1,034	$ 745,979
Computer Software – 4.5%
Microsoft Corp.	10,179	$ 2,757,491
Computer Software - Systems – 3.1%
Apple, Inc.	10,479	$ 1,435,204
Samsung Electronics Co. Ltd.	6,550	469,373
		$1,904,577
Construction – 2.0%
Otis Worldwide Corp.	7,567	$ 618,754
Sherwin-Williams Co.	2,296	625,545
		$1,244,299
Consumer Products – 6.0%
Church & Dwight Co., Inc.	6,176	$ 526,319
Colgate-Palmolive Co.	7,079	575,876
Estee Lauder Cos., Inc., “A”	1,529	486,344
KOSE Corp.	6,000	944,057
L'Oréal	729	324,846
Reckitt Benckiser Group PLC	9,183	812,601
		$3,670,043
Electrical Equipment – 3.5%
Amphenol Corp., “A”	13,577	$ 928,802
Fortive Corp.	8,323	580,446
TE Connectivity Ltd.	4,537	613,448
		$2,122,696
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.3%
Analog Devices, Inc.	3,336	$ 574,326
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,258	872,121
Texas Instruments, Inc.	2,968	570,746
		$2,017,193
Food & Beverages – 2.8%
Danone S.A.	3,566	$ 251,039
Nestle S.A.	9,422	1,173,307
PepsiCo, Inc.	1,892	280,338
		$1,704,684
Gaming & Lodging – 0.8%
Flutter Entertainment PLC (a)	2,652	$ 482,226
General Merchandise – 2.2%
Dollarama, Inc.	28,725	$ 1,314,825
Health Maintenance Organizations – 0.8%
Cigna Corp.	2,007	$ 475,800
Insurance – 3.0%
Aon PLC	4,703	$ 1,122,888
Marsh & McLennan Cos., Inc.	5,051	710,575
		$1,833,463
Internet – 12.7%
Alibaba Group Holding Ltd. (a)	70,312	$ 1,992,277
Alphabet, Inc., “A” (a)	1,442	3,521,061
NAVER Corp.	2,894	1,072,899
Tencent Holdings Ltd.	15,200	1,143,284
		$7,729,521
Leisure & Toys – 1.7%
Electronic Arts, Inc.	7,072	$ 1,017,166
Machinery & Tools – 1.5%
Daikin Industries Ltd.	2,100	$ 391,098
Schindler Holding AG	1,642	502,227
		$893,325
Medical & Health Technology & Services – 1.9%
ICON PLC (a)	3,736	$ 772,269
PRA Health Sciences, Inc. (a)	2,178	359,827
		$1,132,096
Medical Equipment – 10.3%
Abbott Laboratories	2,787	$ 323,097
Agilent Technologies, Inc.	4,228	624,941
Becton, Dickinson and Co.	3,081	749,268
Boston Scientific Corp. (a)	27,435	1,173,121
Danaher Corp.	3,019	810,179
Medtronic PLC	4,713	585,025
STERIS PLC	2,775	572,482
Stryker Corp.	3,050	792,176
Thermo Fisher Scientific, Inc.	1,213	611,922
		$6,242,211

4

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.8%
Credicorp Ltd. (a)	1,426	$ 172,703
HDFC Bank Ltd.	47,726	961,775
Julius Baer Group Ltd.	5,262	343,388
Mastercard, Inc., “A”	1,136	414,742
Moody's Corp.	1,578	571,820
Visa, Inc., “A”	4,413	1,031,848
		$3,496,276
Pharmaceuticals – 2.0%
Bayer AG	7,239	$ 439,568
Roche Holding AG	2,053	773,384
		$1,212,952
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	5,462	$ 548,695
Railroad & Shipping – 2.2%
Canadian National Railway Co.	3,896	$ 411,106
Canadian Pacific Railway Ltd.	12,065	927,919
		$1,339,025
Restaurants – 0.9%
Starbucks Corp.	5,172	$ 578,281
Specialty Chemicals – 0.8%
Croda International PLC	1,259	$ 128,319
Sika AG	1,142	373,364
		$501,683
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.8%
Ross Stores, Inc.	4,511	$ 559,364
TJX Cos., Inc.	7,735	521,494
		$1,080,858
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	4,226	$ 1,141,612
Utilities - Electric Power – 0.6%
Xcel Energy, Inc.	5,769	$ 380,062
Total Common Stocks (Identified Cost, $30,812,093)		$60,375,418
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $408,801)	408,801	$ 408,801
Other Assets, Less Liabilities – (0.0)%		(11,057)
Net Assets – 100.0%		$60,773,162

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $408,801 and $60,375,418, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Global Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $30,812,093)	$60,375,418
Investments in affiliated issuers, at value (identified cost, $408,801)	408,801
Foreign currency, at value (identified cost, $4,370)	4,348
Receivables for
Fund shares sold	13,131
Interest and dividends	87,536
Receivable from investment adviser	5,762
Other assets	497
Total assets	$60,895,493
Liabilities
Payable to custodian	$857
Payables for
Fund shares reacquired	31,986
Payable to affiliates
Administrative services fee	104
Shareholder servicing costs	20
Distribution and/or service fees	81
Deferred country tax expense payable	33,645
Accrued expenses and other liabilities	55,638
Total liabilities	$122,331
Net assets	$60,773,162
Net assets consist of
Paid-in capital	$21,552,024
Total distributable earnings (loss)	39,221,138
Net assets	$60,773,162
Shares of beneficial interest outstanding	1,751,796
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$54,853,352	1,580,459	$34.71
Service Class	5,919,810	171,337	34.55
See Notes to Financial Statements
6

MFS Global Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$374,367
Other	1,589
Dividends from affiliated issuers	149
Income on securities loaned	4
Foreign taxes withheld	(25,576)
Total investment income	$350,533
Expenses
Management fee	$261,945
Distribution and/or service fees	5,084
Shareholder servicing costs	1,754
Administrative services fee	9,227
Independent Trustees' compensation	1,543
Custodian fee	9,454
Shareholder communications	2,741
Audit and tax fees	37,875
Legal fees	227
Miscellaneous	11,552
Total expenses	$341,402
Reduction of expenses by investment adviser	(45,155)
Net expenses	$296,247
Net investment income (loss)	$54,286
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,017 country tax)	$2,846,958
Foreign currency	(3,348)
Net realized gain (loss)	$2,843,610
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $3,275 decrease in deferred country tax)	$3,300,948
Translation of assets and liabilities in foreign currencies	(1,981)
Net unrealized gain (loss)	$3,298,967
Net realized and unrealized gain (loss)	$6,142,577
Change in net assets from operations	$6,196,863
See Notes to Financial Statements
7

MFS Global Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$54,286	$43,748
Net realized gain (loss)	2,843,610	6,924,262
Net unrealized gain (loss)	3,298,967	2,933,827
Change in net assets from operations	$6,196,863	$9,901,837
Total distributions to shareholders	$—	$(5,057,056)
Change in net assets from fund share transactions	$(1,964,915)	$(1,323,240)
Total change in net assets	$4,231,948	$3,521,541
Net assets
At beginning of period	56,541,214	53,019,673
At end of period	$60,773,162	$56,541,214
See Notes to Financial Statements
8

MFS Global Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$31.23	$28.60	$23.72	$26.53	$21.00	$20.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.03	$0.14	$0.15	$0.13	$0.25(c)
Net realized and unrealized gain (loss)	3.45	5.57	8.00	(1.23)	6.51	1.08
Total from investment operations	$3.48	$5.60	$8.14	$(1.08)	$6.64	$1.33
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.16)	$(0.14)	$(0.27)	$(0.13)
From net realized gain	—	(2.83)	(3.10)	(1.59)	(0.84)	(1.08)
Total distributions declared to shareholders	$—	$(2.97)	$(3.26)	$(1.73)	$(1.11)	$(1.21)
Net asset value, end of period (x)	$34.71	$31.23	$28.60	$23.72	$26.53	$21.00
Total return (%) (k)(r)(s)(x)	11.14(n)	20.76	36.01	(4.83)	32.14	6.07(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.21	1.21	1.17	1.17	0.72(c)
Expenses after expense reductions (f)	1.00(a)	1.00	1.00	1.00	1.00	0.55(c)
Net investment income (loss)	0.20(a)	0.10	0.53	0.56	0.55	1.18(c)
Portfolio turnover	10(n)	34	22	22	21	25
Net assets at end of period (000 omitted)	$54,853	$53,591	$50,911	$43,919	$54,886	$46,182

See Notes to Financial Statements
9

MFS Global Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$31.13	$28.52	$23.65	$26.44	$20.94	$20.82
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$(0.04)	$0.07	$0.09	$0.07	$0.20(c)
Net realized and unrealized gain (loss)	3.42	5.56	7.98	(1.24)	6.48	1.08
Total from investment operations	$3.42	$5.52	$8.05	$(1.15)	$6.55	$1.28
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.08)	$(0.05)	$(0.21)	$(0.08)
From net realized gain	—	(2.83)	(3.10)	(1.59)	(0.84)	(1.08)
Total distributions declared to shareholders	$—	$(2.91)	$(3.18)	$(1.64)	$(1.05)	$(1.16)
Net asset value, end of period (x)	$34.55	$31.13	$28.52	$23.65	$26.44	$20.94
Total return (%) (k)(r)(s)(x)	10.99(n)	20.49	35.66	(5.06)	31.77	5.85(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.41(a)	1.46	1.46	1.42	1.42	0.94(c)
Expenses after expense reductions (f)	1.25(a)	1.25	1.25	1.25	1.25	0.77(c)
Net investment income (loss)	(0.02)(a)	(0.16)	0.26	0.34	0.31	0.94(c)
Portfolio turnover	10(n)	34	22	22	21	25
Net assets at end of period (000 omitted)	$5,920	$2,950	$2,109	$1,754	$2,530	$2,355
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$60,375,418	$—	$—	$60,375,418
Mutual Funds	408,801	—	—	408,801
Total	$60,784,219	$—	$—	$60,784,219
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from
12

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$556,052
Long-term capital gains	4,501,004
Total distributions	$5,057,056
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$31,229,460
Gross appreciation	29,826,030
Gross depreciation	(271,271)
Net unrealized appreciation (depreciation)	$29,554,759
As of 12/31/20
Undistributed ordinary income	271,425
Undistributed long-term capital gain	6,747,330
Other temporary differences	4,532
Net unrealized appreciation (depreciation)	26,000,988
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$4,835,637
Service Class	—	221,419
Total	$—	$5,057,056
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $3,482, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $41,673, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
14

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $1,662, which equated to 0.0057% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $92.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0317% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $7,076. The sales transactions resulted in net realized gains (losses) of $(145).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $1,572, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $5,902,058 and $7,732,415, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	17,076	$546,737	63,657	$1,741,046
Service Class	82,992	2,754,819	22,786	663,768
	100,068	$3,301,556	86,443	$2,404,814
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	172,148	$4,835,637
Service Class	—	—	7,902	221,419
	—	$—	180,050	$5,057,056
Shares reacquired
Initial Class	(152,683)	$(5,053,023)	(299,956)	$(8,508,716)
Service Class	(6,443)	(213,448)	(9,827)	(276,394)
	(159,126)	$(5,266,471)	(309,783)	$(8,785,110)
15

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Net change
Initial Class	(135,607)	$(4,506,286)	(64,151)	$(1,932,033)
Service Class	76,549	2,541,371	20,861	608,793
	(59,058)	$(1,964,915)	(43,290)	$(1,323,240)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $104 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$461,131	$5,840,312	$5,892,642	$—	$—	$408,801
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$149	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Global Growth Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS Global Growth Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-SEM

MFS® Global Research Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Global Research Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	4.4%
Amazon.com, Inc.	3.0%
Facebook, Inc., “A”	2.1%
Alphabet, Inc., “A”	2.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.9%
Visa, Inc., “A”	1.7%
Adobe Systems, Inc.	1.7%
Tencent Holdings Ltd.	1.7%
salesforce.com, inc.	1.6%
Apple, Inc.	1.5%
Global equity sectors (k)
Technology	28.0%
Financial Services	17.0%
Capital Goods	17.0%
Consumer Cyclicals	11.9%
Health Care	11.3%
Energy	5.7%
Consumer Staples	5.7%
Telecommunications/Cable Television	3.0%
Issuer country weightings (x)
United States	63.3%
Switzerland	4.8%
France	4.8%
China	4.7%
Japan	2.7%
Hong Kong	2.5%
Germany	2.4%
United Kingdom	2.1%
Canada	1.9%
Other Countries	10.8%
Currency exposure weightings (y)
United States Dollar	65.0%
Euro	10.8%
Hong Kong Dollar	5.9%
Swiss Franc	4.8%
Japanese Yen	2.7%
British Pound Sterling	2.7%
Taiwan Dollar	1.9%
Canadian Dollar	1.3%
Indian Rupee	1.2%
Other Currencies	3.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Research Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.85%	$1,000.00	$1,115.85	$4.46
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,114.36	$5.77
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Global Research Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 3.0%
Honeywell International, Inc.	4,877	$ 1,069,770
Howmet Aerospace, Inc. (a)	9,281	319,916
L3Harris Technologies, Inc.	2,295	496,064
Northrop Grumman Corp.	1,311	476,457
Raytheon Technologies Corp.	7,817	666,868
		$3,029,075
Alcoholic Beverages – 1.8%
China Resources Beer Holdings Co. Ltd.	40,000	$ 359,337
Constellation Brands, Inc., “A”	2,060	481,813
Diageo PLC	14,261	682,760
Kweichow Moutai Co. Ltd., “A”	900	286,473
		$1,810,383
Apparel Manufacturers – 3.1%
Adidas AG	1,916	$ 713,148
Burberry Group PLC	13,521	386,416
LVMH Moet Hennessy Louis Vuitton SE	1,359	1,065,642
NIKE, Inc., “B”	5,830	900,677
		$3,065,883
Biotechnology – 0.5%
Illumina, Inc. (a)	1,081	$ 511,540
Brokerage & Asset Managers – 2.6%
Charles Schwab Corp.	19,864	$ 1,446,298
Euronext N.V.	10,875	1,182,474
		$2,628,772
Business Services – 3.4%
Accenture PLC, “A”	2,123	$ 625,839
Fidelity National Information Services, Inc.	6,779	960,381
Fiserv, Inc. (a)	8,614	920,751
Global Payments, Inc.	4,530	849,556
		$3,356,527
Cable TV – 0.8%
Comcast Corp., “A”	14,647	$ 835,172
Chemicals – 0.4%
FMC Corp.	3,415	$ 369,503
Computer Software – 9.0%
Adobe Systems, Inc. (a)	2,980	$ 1,745,207
Atlassian Corp. PLC, “A” (a)	1,756	451,046
Cadence Design Systems, Inc. (a)	5,808	794,651
Microsoft Corp. (s)	16,437	4,452,783
salesforce.com, inc. (a)	6,595	1,610,961
		$9,054,648
Computer Software - Systems – 3.1%
Apple, Inc.	11,058	$ 1,514,504
Constellation Software, Inc.	588	890,543
EPAM Systems, Inc. (a)	1,391	710,745
		$3,115,792
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.7%
Masco Corp.	7,739	$ 455,904
Otis Worldwide Corp.	6,813	557,099
Sherwin-Williams Co.	2,242	610,833
Techtronic Industries Co. Ltd.	35,000	611,259
Vulcan Materials Co.	2,865	498,711
		$2,733,806
Consumer Products – 0.8%
Colgate-Palmolive Co.	4,889	$ 397,720
Kao Corp.	5,700	350,687
		$748,407
Consumer Services – 0.2%
51job, Inc., ADR (a)	2,940	$ 228,644
Electrical Equipment – 2.2%
Johnson Controls International PLC	9,815	$ 673,603
Schneider Electric SE	6,878	1,082,084
TE Connectivity Ltd.	3,209	433,889
		$2,189,576
Electronics – 4.2%
Applied Materials, Inc.	5,647	$ 804,133
Lam Research Corp.	712	463,298
NXP Semiconductors N.V.	5,329	1,096,282
Taiwan Semiconductor Manufacturing Co. Ltd.	87,000	1,857,874
		$4,221,587
Energy - Independent – 1.2%
ConocoPhillips	11,187	$ 681,289
Oil Search Ltd.	73,662	210,475
Valero Energy Corp.	4,013	313,335
		$1,205,099
Energy - Integrated – 0.4%
Galp Energia SGPS S.A., “B”	39,266	$ 426,114
Food & Beverages – 2.5%
Danone S.A.	4,612	$ 324,676
Mondelez International, Inc.	9,373	585,250
Nestle S.A.	7,660	953,888
PepsiCo, Inc.	4,142	613,720
		$2,477,534
Food & Drug Stores – 1.0%
Wal-Mart Stores, Inc.	6,883	$ 970,641
Gaming & Lodging – 0.6%
Flutter Entertainment PLC (a)	3,490	$ 634,603
General Merchandise – 0.7%
Dollar General Corp.	3,449	$ 746,329
Health Maintenance Organizations – 1.0%
Cigna Corp.	4,272	$ 1,012,763

4

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.7%
AIA Group Ltd.	110,000	$ 1,367,155
Aon PLC	6,122	1,461,689
Chubb Ltd.	5,445	865,428
		$3,694,272
Internet – 7.6%
Alphabet, Inc., “A” (a)(s)	822	$ 2,007,151
Facebook, Inc., “A” (a)	5,986	2,081,392
NAVER Corp.	2,810	1,041,757
NetEase.com, Inc., ADR	6,562	756,271
Tencent Holdings Ltd.	22,900	1,722,448
		$7,609,019
Leisure & Toys – 1.1%
Electronic Arts, Inc.	4,856	$ 698,439
Naspers Ltd.	1,944	408,157
		$1,106,596
Machinery & Tools – 3.7%
GEA Group AG	9,072	$ 367,463
Ingersoll Rand, Inc. (a)	13,715	669,429
Kubota Corp. (l)	22,600	457,106
Roper Technologies, Inc.	1,917	901,374
Schindler Holding AG	1,541	471,335
SMC Corp.	700	413,655
Trane Technologies PLC	2,119	390,193
		$3,670,555
Major Banks – 2.8%
BNP Paribas	17,720	$ 1,110,878
Goldman Sachs Group, Inc.	3,211	1,218,671
Mitsubishi UFJ Financial Group, Inc.	93,400	504,517
		$2,834,066
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	4,093	$ 846,064
Medical Equipment – 4.3%
Becton, Dickinson and Co.	2,743	$ 667,070
Boston Scientific Corp. (a)	24,925	1,065,793
Danaher Corp.	4,325	1,160,657
Medtronic PLC	7,986	991,302
QIAGEN N.V. (a)	9,181	444,177
		$4,328,999
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	98,000	$ 588,179
Natural Gas - Pipeline – 0.4%
TC Energy Corp.	8,967	$ 443,720
Network & Telecom – 0.7%
Equinix, Inc., REIT	859	$ 689,433
Other Banks & Diversified Financials – 6.5%
HDFC Bank Ltd.	59,546	$ 1,199,972
Julius Baer Group Ltd.	18,905	1,233,703
Macquarie Group Ltd.	5,696	668,225
Moody's Corp.	1,445	523,625
Truist Financial Corp.	19,411	1,077,310
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Visa, Inc., “A”	7,513	$ 1,756,690
		$6,459,525
Pharmaceuticals – 4.6%
Johnson & Johnson	6,115	$ 1,007,385
Merck & Co., Inc.	11,059	860,058
Organon & Co. (a)	1,105	33,437
Roche Holding AG	3,832	1,443,549
Santen Pharmaceutical Co. Ltd.	40,300	555,012
Zoetis, Inc.	3,881	723,263
		$4,622,704
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	6,583	$ 661,307
Railroad & Shipping – 0.6%
Canadian Pacific Railway Ltd.	7,831	$ 602,282
Real Estate – 1.5%
LEG Immobilien SE	6,300	$ 907,259
STORE Capital Corp., REIT	16,064	554,369
		$1,461,628
Restaurants – 1.5%
Starbucks Corp.	3,845	$ 429,909
Wendy's Co.	12,909	302,329
Yum China Holdings, Inc.	10,904	722,390
		$1,454,628
Specialty Chemicals – 4.5%
Air Products & Chemicals, Inc.	1,577	$ 453,671
Akzo Nobel N.V.	4,111	507,935
Axalta Coating Systems Ltd. (a)	16,413	500,432
Croda International PLC	6,747	687,665
DuPont de Nemours, Inc.	7,953	615,642
Linde PLC	3,339	963,476
Sika AG	2,252	736,266
		$4,465,087
Specialty Stores – 3.0%
Amazon.com, Inc. (a)(s)	874	$ 3,006,700
Telecommunications - Wireless – 1.8%
Advanced Info Service Public Co. Ltd.	66,400	$ 354,272
Cellnex Telecom S.A.	7,414	472,261
KDDI Corp.	13,900	433,534
T-Mobile USA, Inc. (a)	3,853	558,030
		$1,818,097
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	22,776	$ 382,144
Tobacco – 0.6%
British American Tobacco PLC	7,586	$ 293,824
Philip Morris International, Inc.	3,393	336,280
		$630,104

5

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 3.0%
CLP Holdings Ltd.	53,500	$ 529,191
Iberdrola S.A.	53,243	649,006
NextEra Energy, Inc.	10,942	801,830
Orsted A/S (Kingdom of Denmark)	3,523	494,358
Southern Co.	9,448	571,698
		$3,046,083
Total Common Stocks (Identified Cost, $61,563,806)		$ 99,793,590
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $353,803)	353,803	$ 353,803
Other Assets, Less Liabilities – 0.0%		32,842
Net Assets – 100.0%		$ 100,180,235

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $353,803 and $99,793,590, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2021, the fund had cash collateral of $2,589 and other liquid securities with an aggregate value of $587,872 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
6

MFS Global Research Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $125,599 of securities on loan (identified cost, $61,563,806)	$99,793,590
Investments in affiliated issuers, at value (identified cost, $353,803)	353,803
Cash	1,260
Foreign currency, at value (identified cost, $13,223)	13,118
Deposits with brokers	2,589
Receivables for
Interest and dividends	188,670
Other assets	648
Total assets	$100,353,678
Liabilities
Payables for
Fund shares reacquired	$70,075
Payable to affiliates
Investment adviser	162
Administrative services fee	132
Shareholder servicing costs	3
Distribution and/or service fees	108
Deferred country tax expense payable	36,136
Accrued expenses and other liabilities	66,827
Total liabilities	$173,443
Net assets	$100,180,235
Net assets consist of
Paid-in capital	$51,757,813
Total distributable earnings (loss)	48,422,422
Net assets	$100,180,235
Shares of beneficial interest outstanding	2,588,577
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$92,325,593	2,384,501	$38.72
Service Class	7,854,642	204,076	38.49
See Notes to Financial Statements
7

MFS Global Research Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$830,598
Income on securities loaned	493
Dividends from affiliated issuers	146
Other	29
Foreign taxes withheld	(47,177)
Total investment income	$784,089
Expenses
Management fee	$365,588
Distribution and/or service fees	9,542
Shareholder servicing costs	1,236
Administrative services fee	11,735
Independent Trustees' compensation	1,800
Custodian fee	14,298
Shareholder communications	5,413
Audit and tax fees	30,299
Legal fees	915
Miscellaneous	14,127
Total expenses	$454,953
Reduction of expenses by investment adviser	(30,889)
Net expenses	$424,064
Net investment income (loss)	$360,025
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,962 country tax)	$2,191,456
Foreign currency	(559)
Net realized gain (loss)	$2,190,897
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $2,509 decrease in deferred country tax)	$8,193,532
Translation of assets and liabilities in foreign currencies	(3,590)
Net unrealized gain (loss)	$8,189,942
Net realized and unrealized gain (loss)	$10,380,839
Change in net assets from operations	$10,740,864
See Notes to Financial Statements
8

MFS Global Research Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$360,025	$584,760
Net realized gain (loss)	2,190,897	7,007,762
Net unrealized gain (loss)	8,189,942	6,103,129
Change in net assets from operations	$10,740,864	$13,695,651
Total distributions to shareholders	$—	$(6,967,015)
Change in net assets from fund share transactions	$(6,941,025)	$(3,519,648)
Total change in net assets	$3,799,839	$3,208,988
Net assets
At beginning of period	96,380,396	93,171,408
At end of period	$100,180,235	$96,380,396
See Notes to Financial Statements
9

MFS Global Research Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.70	$32.19	$27.00	$31.74	$25.69	$24.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.22	$0.40	$0.32	$0.28	$0.41(c)
Net realized and unrealized gain (loss)	3.88	4.87	7.88	(2.82)	6.24	0.93
Total from investment operations	$4.02	$5.09	$8.28	$(2.50)	$6.52	$1.34
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.34)	$(0.33)	$(0.47)	$(0.28)
From net realized gain	—	(2.16)	(2.75)	(1.91)	—	—
Total distributions declared to shareholders	$—	$(2.58)	$(3.09)	$(2.24)	$(0.47)	$(0.28)
Net asset value, end of period (x)	$38.72	$34.70	$32.19	$27.00	$31.74	$25.69
Total return (%) (k)(r)(s)(x)	11.59(n)	16.49	31.96	(8.83)	25.51	5.44(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.91(a)	0.95	0.94	0.93	0.92	0.78(c)
Expenses after expense reductions (f)	0.85(a)	0.85	0.85	0.88	0.92	0.77(c)
Net investment income (loss)	0.76(a)	0.69	1.29	1.01	0.97	1.64(c)
Portfolio turnover	6(n)	32	27	22	33	40
Net assets at end of period (000 omitted)	$92,326	$88,676	$87,138	$77,345	$98,434	$91,281

See Notes to Financial Statements
10

MFS Global Research Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.54	$32.06	$26.89	$31.61	$25.59	$24.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.13	$0.32	$0.24	$0.21	$0.34(c)
Net realized and unrealized gain (loss)	3.86	4.87	7.85	(2.82)	6.20	0.94
Total from investment operations	$3.95	$5.00	$8.17	$(2.58)	$6.41	$1.28
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.25)	$(0.23)	$(0.39)	$(0.21)
From net realized gain	—	(2.16)	(2.75)	(1.91)	—	—
Total distributions declared to shareholders	$—	$(2.52)	$(3.00)	$(2.14)	$(0.39)	$(0.21)
Net asset value, end of period (x)	$38.49	$34.54	$32.06	$26.89	$31.61	$25.59
Total return (%) (k)(r)(s)(x)	11.44(n)	16.24	31.62	(9.06)	25.17	5.21(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.16(a)	1.21	1.19	1.18	1.17	1.03(c)
Expenses after expense reductions (f)	1.10(a)	1.10	1.10	1.13	1.17	1.02(c)
Net investment income (loss)	0.51(a)	0.40	1.06	0.76	0.73	1.39(c)
Portfolio turnover	6(n)	32	27	22	33	40
Net assets at end of period (000 omitted)	$7,855	$7,705	$6,034	$5,519	$7,312	$7,415
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Global Research Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments
12

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$99,793,590	$—	$—	$99,793,590
Mutual Funds	353,803	—	—	353,803
Total	$100,147,393	$—	$—	$100,147,393
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $125,599. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $133,030 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the
13

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and partnership adjustments.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$1,126,006
Long-term capital gains	5,841,009
Total distributions	$6,967,015
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$62,045,077
Gross appreciation	39,086,094
Gross depreciation	(983,778)
Net unrealized appreciation (depreciation)	$38,102,316
As of 12/31/20
Undistributed ordinary income	1,327,630
Undistributed long-term capital gain	6,275,090
Other temporary differences	206,192
Net unrealized appreciation (depreciation)	29,872,646
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
14

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$6,392,513
Service Class	—	574,502
Total	$—	$6,967,015
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $5,825, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $25,064, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $1,185, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $51.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0241% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
15

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $6,091,823 and $12,486,202, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	15,571	$572,313	26,914	$846,212
Service Class	1,258	44,834	83,361	2,590,298
	16,829	$617,147	110,275	$3,436,510
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	199,517	$6,392,513
Service Class	—	—	17,998	574,502
	—	$—	217,515	$6,967,015
Shares reacquired
Initial Class	(186,593)	$(6,827,631)	(378,252)	$(11,870,001)
Service Class	(20,276)	(730,541)	(66,439)	(2,053,172)
	(206,869)	$(7,558,172)	(444,691)	$(13,923,173)
Net change
Initial Class	(171,022)	$(6,255,318)	(151,821)	$(4,631,276)
Service Class	(19,018)	(685,707)	34,920	1,111,628
	(190,040)	$(6,941,025)	(116,901)	$(3,519,648)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $174 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
16

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$365,105	$6,696,274	$6,707,576	$—	$—	$353,803
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$146	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Global Research Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Global Research Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2021
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-SEM

MFS® Global Tactical Allocation Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio
Portfolio Composition
Portfolio structure
		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	16.9%	42.4%	(8.6)%	50.7%
	Emerging Markets	12.3%	0.0%	0.0%	12.3%
	United Kingdom	3.1%	3.1%	0.0%	6.2%
	Asia/Pacific ex-Japan	1.4%	3.6%	0.0%	5.0%
	North America ex-U.S.	(0.8)%	4.7%	0.0%	3.9%
	Europe ex-U.K.	13.0%	0.0%	(9.5)%	3.5%
	Supranational	0.6%	0.0%	0.0%	0.6%
	Developed - Middle East/Africa	0.2%	0.0%	0.0%	0.2%
	Japan	4.0%	0.0%	(7.9)%	(3.9)%
	Total	50.7%	53.8%	(26.0)%	78.5%
Equity	U.S. Large Cap	15.2%	0.0%	(2.1)%	13.1%
	Europe ex-U.K.	7.1%	6.4%	(3.4)%	10.1%
	United Kingdom	2.1%	3.4%	0.0%	5.5%
	Japan	2.6%	1.1%	0.0%	3.7%
	Emerging Markets	2.7%	5.7%	(5.6)%	2.8%
	U.S. Small/Mid Cap	3.3%	0.0%	(2.7)%	0.6%
	Developed - Middle East/Africa	0.0%	0.0%	0.0%	0.0%
	Asia/Pacific ex-Japan	0.5%	2.8%	(3.6)%	(0.3)%
	North America ex-U.S.	1.2%	0.0%	(2.1)%	(0.9)%
	Total	34.7%	19.4%	(19.5)%	34.6%
Real Estate-related	U.S.	1.4%	0.0%	0.0%	1.4%
	Non-U.S.	0.5%	0.0%	0.0%	0.5%
	Total	1.9%	0.0%	0.0%	1.9%
Cash	Cash & Cash Equivalents (d)				2.4%
	Other (e)				(17.4)%
	Total				(15.0)%
	Total Net Exposure Summary				100.0%
Strategic Allocation Targets & Net
Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%
Top ten holdings (c)
USD Interest Rate Swap, Receive 0.25% - JUN 2022	30.1%
USD Interest Rate Swap, Receive 1.58% - NOV 2024	12.3%
Canadian Treasury Bond 10 yr Future - SEP 2021	4.3%
U.S. Treasury Note 2 yr Future - SEP 2021	3.9%
Australian Note 10 yr Future - SEP 2021	3.6%
S&P/ASX 200 Index Future - MAR 2021	(3.5)%
U.S. Treasury Note 5 yr Future - SEP 2021	(4.3)%
USD Interest Rate Swap, Pay 1.7% - NOV 2029	(6.1)%
Japan Government Bond 10 yr Future - SEP 2021	(7.9)%
Euro-Bund 10 yr Future - SEP 2021	(14.1)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.

MFS Global Tactical Allocation Portfolio
Portfolio Composition - continued
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.79%	$1,000.00	$1,027.87	$3.97
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
Service Class	Actual	1.04%	$1,000.00	$1,026.47	$5.23
	Hypothetical (h)	1.04%	$1,000.00	$1,019.64	$5.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.77%, $3.87, and $3.86 for Initial Class and 1.02%, $5.13, and $5.11 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

MFS Global Tactical Allocation Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 62.0%
Aerospace & Defense – 0.4%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025		$254,000	$ 276,789
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		350,000	382,064
L3Harris Technologies, Inc., 3.85%, 6/15/2023		475,000	504,883
Lockheed Martin Corp., 2.8%, 6/15/2050		594,000	596,452
Rolls-Royce Holdings PLC, 5.75%, 10/15/2027	GBP	375,000	567,748
			$2,327,936
Airlines – 0.1%
EasyJet FinCo B.V., 1.875%, 3/03/2028	EUR	200,000	$ 237,174
National Express Group PLC, 4.25%, 11/26/2069	GBP	400,000	574,761
			$811,935
Asset-Backed & Securitized – 4.4%
Arbor Multi-Family Mortgage Securities Trust, Inc., 2021-MF2, “A5”, 2.513%, 6/15/2054 (n)		$612,000	$ 632,075
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 1.574% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)		600,000	600,187
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, 1.7%, 5/15/2036 (n)		143,000	143,000
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, 2.05%, 5/15/2036 (n)		426,500	427,294
Arbor Realty Trust, Inc., FLR, 1.572% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		214,500	214,567
Barclays Commercial Mortgage Securities LLC, 2020-C7, “XA”, 1.742%, 4/15/2053 (i)		996,440	104,574
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.434%, 7/15/2054 (i)(w)		2,946,422	296,300
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.769%, 2/15/2054 (i)		6,720,004	841,311
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)		2,029,220	175,167
Benchmark Mortgage Trust, 2021-B25, “A5”, 2.577%, 4/15/2054		840,000	878,579
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)		5,583,555	385,548
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.273%, 7/15/2054 (i)		6,790,943	684,748
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BPCRE Holder LLC, FLR, 1.631% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	$706,000	$ 706,002
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	266,546	271,359
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	241,780	243,639
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.372% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	900,000	900,003
BXMT Ltd., 2021-FL4, “B”, FLR, 1.622% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)	1,797,000	1,797,011
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	261,521	269,248
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	209,291	212,668
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	237,641	234,576
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	1,033,946	1,031,711
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.893%, 4/15/2054 (i)	1,241,684	74,630
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “A5”, 2.438%, 6/15/2063	1,021,000	1,054,916
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.98%, 6/15/2063 (i)	2,973,283	225,482
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)	738,000	739,470
Fort CRE LLC, 2018-1A, “A1”, FLR, 1.445% (LIBOR - 1mo. + 1.35%), 11/16/2035 (n)	448,939	448,939
FS Rialto 2019-FL1 Issuer Ltd., 2021-FL2, “AS”, FLR, 1.624% (LIBOR - 1mo. + 1.6%), 4/16/2028 (n)	701,500	701,718
KKR Real Estate Financial Trust, Inc., 2018-FL1, “A”, FLR, 1.181% (LIBOR - 1mo. + 1.1%), 6/15/2036 (n)	712,190	712,411
LoanCore Ltd., 2021-CRE5, “AS”, 1.823%, 7/15/2036 (n)	865,000	865,809
LoanCore Ltd., 2021-CRE5, “B”, FLR, 2.072% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	367,000	367,344

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 1.262% (LIBOR - 1mo. + 1.13%), 12/25/2034 (n)		$185,525	$ 185,524
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.974% (LIBOR - 1mo. + 2.85%), 7/15/2035 (z)		357,000	362,128
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.324% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)		677,000	676,366
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.574% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		847,500	846,705
MF1 CLO Ltd., 2021-FL5, “C”, FLR, 1.824% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		200,000	199,813
MF1 CLO Ltd., 2021-FL6, “AS”, 1.55% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		1,050,000	1,050,657
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		659,762	728,141
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)		2,265,803	222,060
Multi-Family Housing Mortgage, MF1-2021, FLR, “B”, 1.75% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		1,000,000	1,000,623
PFP III Ltd., 2021-7, “AS”, FLR, 1.222% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)		612,500	610,976
PFP III Ltd., 2021-7, “B”, FLR, 1.474% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)		240,000	239,403
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 1.532% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		700,000	700,877
Starwood Property Trust, Inc., REIT, FLR, 1.882% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		534,500	535,336
TPG Real Estate Finance, 2021-FL4, “A”, FLR, 1.281% (LIBOR - 1mo. + 1.2%), 3/15/2038 (n)		325,500	325,805
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.481% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		350,000	350,328
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053		418,000	420,530
			$24,695,558
Automotive – 0.9%
Daimler AG, 0.75%, 9/10/2030	EUR	225,000	$ 274,413
Daimler Finance North America LLC, 1.45%, 3/02/2026 (n)		$817,000	820,655
Ferrari N.V., 1.5%, 5/27/2025	EUR	560,000	689,578
Issuer		Shares/Par	Value ($)
Bonds – continued
Automotive – continued
Hyundai Capital America, 2%, 6/15/2028 (n)		$1,018,000	$ 1,009,376
Hyundai Capital America, 6.375%, 4/08/2030 (n)		742,000	961,950
Volkswagen International Finance N.V., 3.5% to 3/20/2030, FLR (EUR Swap Rate - 15yr. + 3.06%) to 3/20/2050, FLR (EUR Swap Rate - 15yr. + 3.81%) to 12/29/2066	EUR	550,000	714,933
Volkswagen International Finance N.V., 3.5% to 6/17/2025, FLR (EUR Swap Rate - 5yr. + 3.746%) to 6/17/2030, FLR (EUR Swap Rate - 5yr. + 3.996%) to 6/17/2045, FLR (EUR Swap Rate - 5yr. + 4.746%) to 6/17/2070		500,000	640,080
			$5,110,985
Broadcasting – 0.3%
Discovery, Inc., 4.125%, 5/15/2029		$664,000	$ 743,441
Prosus N.V., 1.539%, 8/03/2028	EUR	300,000	367,727
Prosus N.V., 3.68%, 1/21/2030 (n)		$200,000	213,582
WPP Finance, 3.75%, 9/19/2024		374,000	406,765
			$1,731,515
Brokerage & Asset Managers – 0.2%
Intercontinental Exchange, Inc., 3%, 9/15/2060		$417,000	$ 402,039
London Stock Exchange Group PLC, 0.25%, 4/06/2028	EUR	310,000	366,476
Low Income Investment Fund, 3.386%, 7/01/2026		$150,000	159,131
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	428,816
			$1,356,462
Building – 0.4%
CEMEX S.A.B. de C.V., 7.375%, 6/05/2027 (n)		$200,000	$ 225,760
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		347,000	423,123
Holcim Finance (Luxembourg) S.A., 0.625%, 4/06/2030	EUR	570,000	674,776
Vantage Towers AG, 0.75%, 3/31/2030		200,000	236,572
Vulcan Materials Co., 3.5%, 6/01/2030		$453,000	499,342
			$2,059,573
Business Services – 0.7%
Equinix, Inc., REIT, 1%, 3/15/2033	EUR	325,000	$ 381,561
Euronet Worldwide, Inc., 1.375%, 5/22/2026		800,000	960,788
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	429,394
Nexi S.p.A. , 2.125%, 4/30/2029	EUR	550,000	645,380
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)		$813,000	887,721

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Visa, Inc., 3.65%, 9/15/2047		$596,000	$ 697,948
			$4,002,792
Cable TV – 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$262,000	$ 350,207
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		267,000	306,662
Eutelsat S.A., 2.25%, 7/13/2027	EUR	600,000	778,775
Eutelsat S.A., 1.5%, 10/13/2028		300,000	371,206
Time Warner Cable, Inc., 4.5%, 9/15/2042		$388,000	431,280
			$2,238,130
Chemicals – 0.1%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$219,000	$ 221,630
LYB International Finance III, LLC, 4.2%, 5/01/2050		371,000	426,878
			$648,508
Computer Software – 0.5%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026		$634,000	$ 731,689
Microsoft Corp., 2.525%, 6/01/2050		523,000	513,838
Microsoft Corp., 2.921%, 3/17/2052		455,000	482,913
Microsoft Corp., 2.675%, 6/01/2060		228,000	225,798
VeriSign, Inc., 4.75%, 7/15/2027		766,000	812,918
			$2,767,156
Computer Software - Systems – 0.2%
Apple, Inc., 4.5%, 2/23/2036		$947,000	$ 1,194,123
Conglomerates – 0.6%
Carrier Global Corp., 2.722%, 2/15/2030		$402,000	$ 416,760
Carrier Global Corp., 3.577%, 4/05/2050		822,000	871,703
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		919,000	959,896
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		746,000	865,350
			$3,113,709
Consumer Products – 0.1%
JAB Holdings B.V., 2.25%, 12/19/2039	EUR	300,000	$ 373,508
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		$425,000	459,790
			$833,298
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.0%
Booking Holdings, Inc., 0.5%, 3/08/2028	EUR	100,000	$ 119,471
Electronics – 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$174,000	$ 192,266
Broadcom, Inc., 4.15%, 11/15/2030		240,000	269,140
Broadcom, Inc., 3.469%, 4/15/2034 (n)		377,000	398,773
Infineon Technologies AG, 1.625%, 6/24/2029	EUR	500,000	638,289
			$1,498,468
Emerging Market Quasi-Sovereign – 3.6%
China Construction Bank Corp., Hong Kong Branch, 1.25%, 8/04/2025		$900,000	$ 895,104
China Development Bank, 3.45%, 9/20/2029	CNY	52,570,000	8,090,927
Emirates Development Bank PJSC, 1.639%, 6/15/2026		$970,000	974,792
Export-Import Bank of India, 3.375%, 8/05/2026		600,000	639,053
Export-Import Bank of India, 3.875%, 2/01/2028		600,000	649,115
First Abu Dhabi Bank PJSC, 0.125%, 2/16/2026	EUR	600,000	707,879
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024		$398,000	417,900
MDGH - GMTN B.V. (United Arab Emirates), 1%, 3/10/2034	EUR	760,000	898,431
MDGH - GMTN RSC Ltd., 2.5%, 6/03/2031		$830,000	839,337
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		470,000	475,508
PT Pertamina (Persero) (Republic of Indonesia), 3.65%, 7/30/2029		550,000	586,385
PT Pertamina (Persero) (Republic of Indonesia), 6%, 5/03/2042 (n)		2,084,000	2,553,234
Qatar Petroleum, 2.25%, 7/12/2031		664,000	656,942
Qatar Petroleum, 3.125%, 7/12/2041		436,000	434,391
State Grid Overseas Investment (2016) Ltd. (People's Republic of China), 3.5%, 5/04/2027		1,007,000	1,107,766
			$19,926,764
Emerging Market Sovereign – 5.7%
Arab Republic of Egypt, 7.052%, 1/15/2032		$300,000	$ 307,350
Dominican Republic, 4.875%, 9/23/2032		750,000	772,500
Federative Republic of Brazil, 10%, 1/01/2023	BRL	16,000,000	3,339,499

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Hellenic Republic (Republic of Greece), 1.875%, 2/04/2035	EUR	1,047,000	$ 1,383,535
Hellenic Republic (Republic of Greece), 1.875%, 1/24/2052 (n)		620,000	771,144
Kingdom of Morocco, 2.375%, 12/15/2027		$450,000	441,864
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,309,000	1,523,035
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	77,430,000	1,811,051
Republic of China, 2.68%, 5/21/2030	CNY	14,680,000	2,186,284
Republic of China, 3.81%, 9/14/2050		39,860,000	6,326,639
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	600,000	776,121
Republic of Croatia, 1.5%, 6/17/2031		3,200,000	3,950,123
Republic of Paraguay, 6.1%, 8/11/2044 (n)		$750,000	932,257
Republic of Philippines, 1.2%, 4/28/2033	EUR	464,000	549,511
Republic of South Africa, 8%, 1/31/2030	ZAR	39,000,000	2,589,836
Republic of South Africa, 8.25%, 3/31/2032		20,000,000	1,279,023
State of Qatar, 4%, 3/14/2029 (n)		$462,000	531,651
State of Qatar, 4.4%, 4/16/2050		200,000	243,430
United Mexican States, 2.659%, 5/24/2031		1,246,000	1,217,205
United Mexican States, 3.771%, 5/24/2061		534,000	496,353
			$31,428,411
Energy - Independent – 0.3%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$325,000	$ 332,725
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,302,432
			$1,635,157
Energy - Integrated – 0.5%
BP Capital Markets B.V., 0.933%, 12/04/2040	EUR	191,000	$ 210,074
Eni S.p.A., 0.375%, 6/14/2028		330,000	392,356
Eni S.p.A., 4.25%, 5/09/2029 (n)		$578,000	657,525
Eni S.p.A., 2.625% to 1/13/2026, FLR (EUR Swap Rate - 5yr. + 3.167%) to 1/13/2031, FLR (EUR Swap Rate - 5yr. + 3.417%) to 1/13/2046, FLR (EUR Swap Rate - 5yr. + 4.167%) to 1/13/2170	EUR	119,000	148,124
Galp Energia SGPS S.A., 2%, 1/15/2026		800,000	997,493
OMV AG, 0.75%, 6/16/2030		193,000	234,920
Issuer		Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – continued
OMV AG, 2.5% to 9/01/2026, FLR (EUR Swap Rate - 5yr. + 2.82%) to 9/01/2030, FLR (EUR Swap Rate - 5yr. + 3.82%) to 9/01/2170	EUR	200,000	$ 247,991
			$2,888,483
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028		$525,000	$ 501,422
Financial Institutions – 1.7%
Adler Group S.A., 2.75%, 11/13/2026	EUR	400,000	$ 479,636
Adler Group S.A., 2.25%, 1/14/2029		500,000	574,348
ADLER Group S.A., 2.25%, 4/27/2027		600,000	700,418
ADO Properties S.A., 3.25%, 8/05/2025		500,000	611,633
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		$1,173,000	1,253,096
Atrium European Real Estate Ltd., 3.625%, 5/04/2170	EUR	425,000	493,235
Atrium Finance Issuer B.V., 2.625%, 9/05/2027		200,000	256,062
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		$263,000	285,007
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		266,000	289,139
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		335,000	331,465
CTP B.V., 2.125%, 10/01/2025	EUR	1,013,000	1,269,852
CTP B.V., 0.75%, 2/18/2027		200,000	233,831
CTP N.V., 1.25%, 6/21/2029		370,000	433,548
Encore Capital Group, Inc., 4.25%, 6/01/2028	GBP	200,000	276,660
EXOR N.V., 0.875%, 1/19/2031	EUR	275,000	323,114
GE Capital International Funding Co., 3.373%, 11/15/2025		$959,000	1,046,392
Logicor Financing S.à r.l., 0.875%, 1/14/2031	EUR	200,000	229,300
Samhallsbyggnadsbolaget i Norden AB, 2.625%, 3/14/2170		300,000	355,725
Tritax EuroBox PLC, 0.95%, 6/02/2026		165,000	195,266
			$9,637,727
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		$206,000	$ 246,287
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		513,000	705,293
Aramark Services, Inc., 6.375%, 5/01/2025 (n)		400,000	425,000
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	414,567
Constellation Brands, Inc., 4.4%, 11/15/2025		481,000	542,487
Constellation Brands, Inc., 3.15%, 8/01/2029		776,000	832,182
JDE Peet's N.V., 0.5%, 1/16/2029	EUR	340,000	400,303

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		$950,000	$ 963,618
			$4,529,737
Gaming & Lodging – 0.2%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)		$450,000	$ 444,375
Marriott International, Inc., 2.85%, 4/15/2031		499,000	506,730
Whitbread Group PLC, 3%, 5/31/2031	GBP	225,000	320,315
			$1,271,420
Industrial – 0.4%
American Homes 4 Rent, L.P., 2.375%, 7/15/2031		$153,000	$ 150,725
CPI Property Group S.A., 2.75%, 1/22/2028	GBP	250,000	353,616
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	550,000	639,942
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$845,000	808,163
			$1,952,446
Insurance – 0.6%
Aflac, Inc., 3.6%, 4/01/2030		$539,000	$ 607,177
Argentum Zurich Insurance, 3.5% to 10/01/2026, FLR (EURIBOR - 3mo. + 3.95%) to 10/01/2046	EUR	300,000	405,238
Assicurazioni Generali S.p.A., 1.713%, 6/30/2032		370,000	438,728
Aviva PLC, 3.875% to 7/03/2024, FLR (EUR Swap Rate - 5yr. + 3.48%) to 7/03/2044		350,000	457,891
Aviva PLC, 4% to 6/03/2035, FLR (GBP Government Yield - 5yr. + 4.7%) to 6/03/2055	GBP	475,000	731,274
Credit Agricole Assurances S.A., 2%, 7/17/2030	EUR	300,000	372,433
Zurich Finance (Ireland) DAC, 1.875% to 9/17/2030, FLR (EURIBOR - 3mo. + 2.95%) to 9/17/2050		386,000	481,370
			$3,494,111
Insurance - Property & Casualty – 0.6%
Berkshire Hathaway, Inc., 0.5%, 1/15/2041	EUR	175,000	$ 185,660
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		$355,000	451,633
Fairfax Financial Holdings Ltd., 4.625%, 4/29/2030		454,000	520,142
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049		626,000	686,369
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Marsh & McLennan Cos., Inc., 2.25%, 11/15/2030		$340,000	$ 344,370
Progressive Corp., 4.125%, 4/15/2047		562,000	688,517
Willis North America, Inc., 3.875%, 9/15/2049		621,000	697,600
			$3,574,291
International Market Quasi-Sovereign – 0.6%
Deutsche Bahn Finance GmbH (Federal Republic of Germany), 0.625%, 12/08/2050	EUR	175,000	$ 185,897
Electricite de France S.A., 2.75%, 12/29/2049		400,000	476,672
Electricite de France S.A., 2.875% to 3/15/2027, FLR (EUR Swap Rate - 5yr. + 3.373%) to 3/15/2031, FLR (EUR Swap Rate - 5yr. + 3.623%) to 3/15/2047, FLR (EUR Swap Rate - 5yr. + 4.373%) to 3/15/2070		600,000	733,126
Electricite de France S.A., 5.875% to 1/22/2029, FLR (GBP Swap Rate - 15yr. + 3.046%) to 1/22/2049, FLR (GBP Swap Rate - 15yr. + 3.796%) to 12/31/2165	GBP	400,000	627,686
Islandsbanki (Republic of Iceland), 1.125% to 1/19/2023, FLR (EUR Swap Rate - 1yr. + 0.75%) to 1/19/2024	EUR	330,000	396,740
La Banque Postale S.A. (Republic of France), 0.875% to 1/26/2026, FLR (EUR Swap Rate - 5yr. + 1.38%) to 1/26/2031		300,000	356,497
Landsbankinn Bank (Republic of Iceland), 0.375%, 5/23/2025		306,000	361,772
			$3,138,390
International Market Sovereign – 14.0%
Belgium Kingdom, 1.45%, 6/22/2037	EUR	1,100,000	$ 1,504,349
Commonwealth of Australia, 1.75%, 6/21/2051	AUD	3,208,000	2,124,514
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	219,450
Government of Japan, 1.7%, 3/20/2032	JPY	527,800,000	5,561,628
Government of Japan, 2.4%, 3/20/2037		22,200,000	264,446
Government of Japan, 2.3%, 3/20/2040		1,100,900,000	13,269,365
Government of Japan, 0.6%, 9/20/2050		253,450,000	2,231,076
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	1,626,000	1,854,283
Kingdom of Spain, 1.25%, 10/31/2030 (n)		3,389,000	4,350,476
Kingdom of Spain, 1.85%, 7/30/2035		1,970,000	2,667,863
Kingdom of Spain, 1.2%, 10/31/2040 (n)		699,000	840,796

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Sweden, 0.125%, 5/12/2031 (n)	SEK	7,810,000	$ 891,245
Republic of Cyprus, 0%, 2/09/2026	EUR	1,479,000	1,762,493
Republic of Cyprus, 1.25%, 1/21/2040		3,007,000	3,635,636
Republic of Iceland, 5%, 11/15/2028	ISK	383,237,000	3,420,973
Republic of Iceland, 6.5%, 1/24/2031		85,000,000	849,588
Republic of Italy, 0%, 4/01/2026	EUR	12,144,000	14,334,803
Republic of Italy, 1.65%, 3/01/2032		6,365,000	8,146,616
Republic of Italy, 1.45%, 3/01/2036		4,258,000	5,203,017
United Kingdom Treasury, 0.375%, 10/22/2030	GBP	1,398,000	1,868,102
United Kingdom Treasury, 1.75%, 9/07/2037		1,577,000	2,385,126
United Kingdom Treasury, 1.75%, 1/22/2049		305,000	472,516
			$77,858,361
Leisure & Toys – 0.0%
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	200,000	$ 235,750
Local Authorities – 0.2%
Province of Alberta, 4.5%, 12/01/2040	CAD	665,000	$ 693,331
Province of British Columbia, 2.95%, 6/18/2050		300,000	261,118
			$954,449
Machinery & Tools – 0.3%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$611,000	$ 621,359
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	800,000	944,130
			$1,565,489
Major Banks – 3.6%
Australia and New Zealand Banking Group Ltd., 2.57%, 11/25/2035 (n)		$528,000	$ 512,889
Banco de Sabadell S.A., 0.875% to 6/16/2027, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 6/16/2028	EUR	300,000	350,196
Banco de Sabadell S.A., 2%, 1/17/2030		600,000	702,557
Banco de Sabadell S.A., 2.5%, 4/15/2031		600,000	715,434
Bank of America Corp., 3.5%, 4/19/2026		$1,079,000	1,188,690
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028		279,000	303,862
Bank of America Corp., 0.694% to 3/22/2030, FLR (EURIBOR - 3mo. + 0.79%) to 3/22/2031	EUR	350,000	413,735
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR + 1.32%) to 4/22/2032		$917,000	$ 943,405
Bank of Ireland PLC, 0.375% to 5/10/2026, FLR (GBP Government Yield - 5yr. + 0.77%) to 5/10/2027	EUR	350,000	412,653
Bankinter S.A., 1.25% to 12/23/2027, FLR (EUR Swap Rate - 5yr. +1.45%) to 12/23/2032		400,000	475,187
Barclays PLC, 1.125% to 3/22/2026, FLR (EUR Swap Rate - 5yr. + 1.55%) to 3/22/2031		250,000	297,911
CaixaBank S.A., 2.75% to 7/14/2023, FLR (EUR Swap Rate - 5yr. + 2.35%) to 7/14/2028		500,000	618,958
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		$735,000	734,816
Credit Agricole S.A., 1.625% to 6/05/2025, FLR (EUR Swap Rate - 5yr. + 1.9%) to 6/05/2030	EUR	500,000	615,773
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)		$250,000	257,563
Deutsche Bank AG, 3.729% to 1/14/2031, FLR (SOFR + 2.757%) to 1/14/2032		618,000	628,896
Erste Group Bank AG, 3.375% to 4/15/2027, FLR (EUR Swap Rate - 5yr. + 3.433%) to 10/15/2070	EUR	800,000	933,185
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR + 1.929%) to 6/04/2026		$535,000	549,802
HSBC Holdings PLC, 4.375%, 11/23/2026		1,304,000	1,470,390
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2169		417,000	423,776
JPMorgan Chase & Co., 3.54%, 5/01/2028		605,000	665,176
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		669,000	690,211
Mitsubishi UFJ Financial Group, Inc., 1.412%, 7/17/2025		808,000	815,715
Morgan Stanley, 1.593% to 5/04/2026, FLR (SOFR + 0.879%) to 5/04/2027		1,146,000	1,154,108
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031		276,000	308,086
NatWest Group PLC, 2.105% to 11/28/2026, FLR (GBP Government Yield - 5yr. + 1.75%) to 11/28/2031	GBP	470,000	653,276
Nordea Bank Abp, 0.625% to 8/18/2026, FLR (EUR Swap Rate - 5yr. + 0.92%) to 8/18/2031	EUR	620,000	733,355
Royal Bank of Canada, 2.55%, 7/16/2024		$384,000	404,947

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)		$650,000	$ 664,105
UniCredit S.p.A., 2.2% to 7/22/2026, FLR (EURIBOR - 3mo. + 2.55%) to 7/22/2027	EUR	787,000	991,892
UniCredit S.p.A., 0.8%, 7/05/2029		225,000	267,333
			$19,897,882
Medical & Health Technology & Services – 0.7%
Alcon, Inc., 3.8%, 9/23/2049 (n)		$626,000	$ 695,644
Becton Dickinson Euro Finance S.à r.l., 1.213%, 2/12/2036	EUR	100,000	117,308
HCA, Inc., 5.25%, 6/15/2026		$559,000	647,076
HCA, Inc., 5.125%, 6/15/2039		195,000	243,580
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025		550,000	594,950
Memorial Sloan-Kettering Cancer Center, 2.955%, 1/01/2050		350,000	355,496
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	608,616
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	443,325
			$3,705,995
Metals & Mining – 0.2%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$ 398,869
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		590,000	599,992
			$998,861
Midstream – 0.7%
Enterprise Products Partners LP, 3.125%, 7/31/2029		$446,000	$ 481,206
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		548,000	537,752
MPLX LP, 4.5%, 4/15/2038		523,000	600,119
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		647,000	681,306
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		356,000	411,088
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		730,000	824,411
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030		335,000	386,608
			$3,922,490
Mortgage-Backed – 4.8%
Fannie Mae, 4.5%, 7/01/2023-2/01/2046		$3,953,925	$ 4,379,123
Fannie Mae, 5%, 3/01/2036-8/01/2040		1,285,111	1,463,729
Fannie Mae, 5.5%, 11/01/2036-4/01/2037		105,467	122,065
Fannie Mae, 6%, 9/01/2037-6/01/2038		152,838	179,210
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 4%, 11/01/2040-12/01/2040	$915,609	$ 1,002,962
Fannie Mae, 3.5%, 5/01/2043-12/01/2046	1,903,139	2,057,974
Fannie Mae, UMBS, 2.5%, 6/01/2050-7/01/2050	286,352	300,163
Fannie Mae, UMBS, 2%, 1/01/2051-2/01/2051	624,880	632,924
Freddie Mac, 4%, 7/01/2025	51,358	54,582
Freddie Mac, 1.481%, 3/25/2027 (i)	809,000	59,247
Freddie Mac, 3.224%, 3/25/2027	4,000,000	4,428,560
Freddie Mac, 3.286%, 11/25/2027	1,303,000	1,455,968
Freddie Mac, 3.9%, 4/25/2028	400,000	463,517
Freddie Mac, 1.915%, 4/25/2030 (i)	1,420,926	204,756
Freddie Mac, 1.984%, 4/25/2030 (i)	1,365,340	205,526
Freddie Mac, 1.765%, 5/25/2030 (i)	1,747,943	235,805
Freddie Mac, 1.906%, 5/25/2030 (i)	3,920,368	571,675
Freddie Mac, 1.436%, 6/25/2030 (i)	1,615,349	178,964
Freddie Mac, 1.704%, 8/25/2030 (i)	1,436,842	191,453
Freddie Mac, 1.262%, 9/25/2030 (i)	905,456	89,633
Freddie Mac, 1.172%, 11/25/2030 (i)	1,823,916	169,362
Freddie Mac, 0.423%, 1/25/2031 (i)	6,731,468	186,156
Freddie Mac, 0.625%, 3/25/2031 (i)	8,193,498	370,936
Freddie Mac, 5.5%, 5/01/2034-7/01/2037	27,614	32,015
Freddie Mac, 5%, 10/01/2036-7/01/2041	396,618	452,407
Freddie Mac, 4.5%, 12/01/2039-5/01/2042	727,470	808,732
Freddie Mac, 3.5%, 1/01/2047	437,346	465,047
Freddie Mac, UMBS, 3%, 6/01/2050	63,107	67,044
Ginnie Mae, 5%, 5/15/2040	62,065	71,171
Ginnie Mae, 3.5%, 6/20/2043	647,964	695,688
Ginnie Mae, 2.5%, 6/20/2051-7/20/2051	500,000	518,447
Ginnie Mae, 3%, 6/20/2051	100,000	105,039
Ginnie Mae, TBA, 2.5%, 7/15/2051	475,000	491,551
Ginnie Mae, TBA, 2%, 7/21/2051	400,000	407,375
Ginnie Mae, TBA, 3%, 7/21/2051	275,000	286,929
UMBS, TBA, 2.5%, 7/14/2051	600,000	620,578
UMBS, TBA, 2%, 7/25/2051	1,000,000	1,009,688
UMBS, TBA, 3%, 7/25/2051-8/12/2051	1,800,000	1,875,789
		$26,911,790

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Municipals – 0.7%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NPFG, 6%, 7/01/2027		$55,000	$ 56,937
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “A”, 2.641%, 7/01/2037 (w)		695,000	698,194
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	524,684
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029		421,000	545,971
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	307,493
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		572,000	665,913
Puerto Rico Electric Power Authority Rev., “PP”, NPFG, 5%, 7/01/2022		245,000	248,801
State of Florida, “A”, 2.154%, 7/01/2030		650,000	662,690
			$3,710,683
Natural Gas - Distribution – 0.3%
National Grid PLC, 1.125%, 1/14/2033	GBP	487,000	$ 615,618
NiSource, Inc., 2.95%, 9/01/2029		$534,000	565,636
NiSource, Inc., 3.6%, 5/01/2030		429,000	474,992
			$1,656,246
Natural Gas - Pipeline – 0.3%
APT Pipelines Ltd., 1.25%, 3/15/2033	EUR	725,000	$ 853,608
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$615,000	754,313
			$1,607,921
Network & Telecom – 0.2%
AT&T, Inc., 3.5%, 9/15/2053 (n)		$403,000	$ 404,882
Verizon Communications, Inc., 2.1%, 3/22/2028		291,000	297,087
Verizon Communications, Inc., 4%, 3/22/2050		349,000	400,797
			$1,102,766
Oil Services – 0.1%
Halliburton Co., 5%, 11/15/2045		$365,000	$ 444,699
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025		$575,000	$ 437,000
Phillips 66, 4.875%, 11/15/2044		290,000	360,549
Puma International Financing S.A., 5%, 1/24/2026		475,000	479,038
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – continued
Valero Energy Corp., 4.9%, 3/15/2045		$506,000	$ 632,299
			$1,908,886
Other Banks & Diversified Financials – 1.8%
Alpha Bank, 4.25%, 2/13/2030	EUR	700,000	$ 811,350
Bank of Cyprus PCL, 2.5% to 6/24/2021, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027		790,000	918,195
Banque Fédérative du Crédit Mutuel, 0.625%, 11/03/2028		500,000	594,045
Deutsche Bank AG, 2.625%, 12/16/2024	GBP	400,000	577,651
Deutsche Bank AG, 1.875% to 12/22/2027, FLR (SONIA + 1.634%) to 12/22/2028		100,000	138,025
Deutsche Bank AG, 1.375% to 2/17/2031, FLR (EURIBOR - 3mo. + 1.5%) to 2/17/2032	EUR	300,000	360,670
Deutsche Bank AG, 4.625% to 4/30/2028, FLR (EUR Swap Rate - 5yr. + 4.74%) to 5/12/2170		800,000	985,850
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$584,000	643,450
Intesa Sanpaolo S.p.A., 4.125%, 2/27/2070	EUR	350,000	404,118
Macquarie Group Ltd., 0.35%, 3/03/2028		350,000	408,791
Macquarie Group Ltd., 0.95%, 5/21/2031		820,000	971,181
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)		$554,000	559,540
Stichting AK Rabobank Certificaten, 2.188%, 3/29/2071	EUR	750,000	1,196,659
UBS AG, 5.125%, 5/15/2024		$866,000	954,765
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030	GBP	475,000	732,500
			$10,256,790
Printing & Publishing – 0.2%
Informa PLC, 3.125%, 7/05/2026	GBP	500,000	$ 736,676
Informa PLC, 1.25%, 4/22/2028	EUR	350,000	422,363
			$1,159,039
Railroad & Shipping – 0.2%
Wabtec Transportation Netherlands B.V., 1.25%, 12/03/2027	EUR	825,000	$ 986,109
Real Estate – 0.4%
Canary Wharf Group, 3.375%, 4/23/2028	GBP	551,000	$ 768,870
VGP Group LLC, 1.5%, 4/08/2029	EUR	500,000	584,854
Vonovia SE, 1.5%, 6/14/2041		500,000	598,092
			$1,951,816

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032		$723,000	$ 727,481
Corporate Office Property LP, 2.25%, 3/15/2026		356,000	365,753
Corporate Office Property LP, 2.75%, 4/15/2031		490,000	493,698
			$1,586,932
Real Estate - Other – 0.3%
Lexington Realty Trust Co., 2.7%, 9/15/2030		$466,000	$ 473,690
Sun Communities, Inc., 2.7%, 7/15/2031		296,000	295,970
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		681,000	677,428
			$1,447,088
Real Estate - Retail – 0.6%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030		$610,000	$ 682,503
Hammerson Ireland Finance DAC, 1.75%, 6/03/2027	EUR	437,000	518,820
Regency Centers Corp., 3.7%, 6/15/2030		$745,000	824,120
Spirit Realty, LP, 3.2%, 1/15/2027		268,000	285,010
STORE Capital Corp., 2.75%, 11/18/2030		786,000	791,200
			$3,101,653
Retailers – 0.6%
Best Buy Co., Inc., 1.95%, 10/01/2030		$702,000	$ 680,900
Home Depot, Inc., 3%, 4/01/2026		525,000	572,349
Home Depot, Inc., 4.875%, 2/15/2044		453,000	604,987
Kohl's Corp., 3.375%, 5/01/2031		539,000	558,009
MercadoLibre, Inc., 3.125%, 1/14/2031		683,000	669,367
			$3,085,612
Specialty Stores – 0.1%
Nordstrom, Inc., 4.25%, 8/01/2031 (n)		$438,000	$ 456,176
Supermarkets – 0.1%
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	680,000	$ 588,626
Supranational – 0.6%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$530,000	$ 534,093
European Financial Stability Facility, 0.05%, 1/18/2052	EUR	653,000	648,428
European Investment Bank, 0.05%, 1/27/2051		563,000	566,363
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	395,790
West African Development Bank, 4.7%, 10/22/2031		$900,000	972,720
Issuer		Shares/Par	Value ($)
Bonds – continued
Supranational – continued
West African Development Bank, 2.75%, 1/22/2033	EUR	340,000	$ 421,994
			$3,539,388
Telecommunications - Wireless – 0.7%
American Tower Corp., REIT, 4.7%, 3/15/2022		$257,000	$ 264,996
American Tower Corp., REIT, 3.5%, 1/31/2023		662,000	693,518
American Tower Corp., REIT, 3.6%, 1/15/2028		301,000	331,067
Crown Castle International Corp., 1.35%, 7/15/2025		285,000	286,940
Crown Castle International Corp., 3.7%, 6/15/2026		345,000	379,383
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		400,000	414,000
Rogers Communications, Inc., 3.7%, 11/15/2049		316,000	336,395
Vodafone Group PLC, 3.25% to 9/4/2026, FLR (CMT - 5yr. + 2.447%) to 9/4/2031, FLR (CMT - 5yr. + 2.697%) to 9/4/2046, FLR (CMT - 5yr. + 3.447%) to 6/04/2081		1,223,000	1,230,093
			$3,936,392
Telephone Services – 0.3%
Iliad S.A., 2.375%, 6/17/2026	EUR	200,000	$ 243,287
Iliad S.A., 1.875%, 2/11/2028		300,000	350,073
TELUS Corp., 2.85%, 11/13/2031	CAD	1,000,000	808,955
			$1,402,315
Tobacco – 0.1%
B.A.T. International Finance PLC, 2.25%, 6/26/2028	GBP	223,000	$ 309,139
Transportation - Services – 0.6%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		$1,059,000	$ 1,076,229
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		494,000	736,983
Promontoria Holding 264 B.V., 6.75%, 8/15/2023	EUR	700,000	817,699
Vinci S.A., 3.75%, 4/10/2029 (n)		$706,000	796,732
			$3,427,643
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 5.31%, 5/01/2027		$23,789	$ 25,639
Small Business Administration, 2.22%, 3/01/2033		783,223	809,641
			$835,280

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 1.6%
U.S. Treasury Bonds, 2.25%, 8/15/2049		$369,300	$ 382,572
U.S. Treasury Bonds, 2.375%, 11/15/2049 (f)		2,007,000	2,137,141
U.S. Treasury Notes, 1.25%, 3/31/2028		2,356,700	2,365,998
U.S. Treasury Notes, 1.125%, 8/15/2040 (f)		4,795,000	4,125,198
			$9,010,909
Utilities - Electric Power – 2.3%
Adani Green Energy (UP) Ltd./Prayatna Developers Private Ltd., 6.25%, 12/10/2024 (n)		$731,000	$ 808,851
American Electric Power Co., Inc., 2.3%, 3/01/2030		706,000	713,534
ContourGlobal Power Holdings S.A., 3.125%, 1/01/2028	EUR	475,000	570,131
Duke Energy Corp., 2.55%, 6/15/2031		$920,000	930,969
Enel Americas S.A., 4%, 10/25/2026		1,891,000	2,059,299
Enel Finance International N.V., 3.5%, 4/06/2028 (n)		414,000	453,290
Enel Finance International N.V., 0.5%, 6/17/2030	EUR	500,000	592,594
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$343,000	421,119
Enel S.p.A., 2.25% to 3/10/2027, FLR (EUR Swap Rate - 5yr. + 2.679%) to 3/10/2032, FLR (EUR Swap Rate - 5yr. + 2.929%) to 3/10/2047, FLR (EUR Swap Rate - 5yr. + 3.679%) to 3/10/2070	EUR	425,000	527,035
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		525,000	611,625
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,288,738
Evergy, Inc., 2.9%, 9/15/2029		615,000	651,726
FirstEnergy Corp., 2.65%, 3/01/2030		566,000	563,719
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		427,000	433,444
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)		300,000	324,645
Southern California Edison Co.'s First & Refunding Mortgage Bonds, 3.65%, 2/01/2050		252,000	252,021
Virginia Electric & Power Co., 3.5%, 3/15/2027		1,005,000	1,112,684
Virginia Electric & Power Co., 2.875%, 7/15/2029		217,000	233,091
			$12,548,515
Total Bonds (Identified Cost, $336,802,680)			$344,599,668
Issuer	Shares/Par	Value ($)
Common Stocks – 34.5%
Aerospace & Defense – 1.0%
Honeywell International, Inc. (f)	9,535	$ 2,091,502
L3Harris Technologies, Inc.	4,383	947,385
Lockheed Martin Corp. (f)	3,782	1,430,920
Northrop Grumman Corp.	2,402	872,959
		$5,342,766
Alcoholic Beverages – 0.9%
Diageo PLC	38,513	$ 1,843,849
Heineken N.V.	12,028	1,457,597
Pernod Ricard S.A.	6,797	1,508,747
		$4,810,193
Apparel Manufacturers – 0.5%
Adidas AG	3,095	$ 1,151,980
Compagnie Financiere Richemont S.A.	12,376	1,497,426
		$2,649,406
Automotive – 0.8%
Aptiv PLC (a)	5,864	$ 922,583
Lear Corp.	4,934	864,832
LKQ Corp. (a)	21,618	1,064,038
Magna International, Inc.	15,066	1,394,905
Yutong Bus Co. Ltd., “A”	63,700	123,132
		$4,369,490
Biotechnology – 0.1%
Gilead Sciences, Inc.	6,326	$ 435,608
Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	1,227	$ 1,073,588
Cboe Global Markets, Inc.	8,198	975,972
Charles Schwab Corp. (f)	28,511	2,075,886
IG Group Holdings PLC	14,607	171,144
NASDAQ, Inc.	5,517	969,888
		$5,266,478
Business Services – 1.6%
Accenture PLC, “A” (s)	6,612	$ 1,949,151
Amdocs Ltd.	11,299	874,091
CGI, Inc. (a)	13,436	1,218,193
Equifax, Inc.	2,736	655,299
Experian PLC	16,974	654,157
Fidelity National Information Services, Inc.	7,192	1,018,891
Fiserv, Inc. (a)(f)	9,898	1,057,997
Nomura Research Institute Ltd.	19,200	635,132
Secom Co. Ltd.	13,600	1,033,695
		$9,096,606
Cable TV – 0.5%
Comcast Corp., “A” (f)	51,740	$ 2,950,215
Chemicals – 0.7%
3M Co. (f)	6,855	$ 1,361,609
Eastman Chemical Co.	4,111	479,959
PPG Industries, Inc. (f)	12,348	2,096,320
		$3,937,888

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 0.2%
Adobe Systems, Inc. (a)	380	$ 222,543
Microsoft Corp.	4,415	1,196,024
		$1,418,567
Computer Software - Systems – 1.5%
Amadeus IT Group S.A. (a)	16,699	$ 1,174,586
Asustek Computer, Inc.	13,000	173,333
Compal Electronics	175,000	140,377
Fujitsu Ltd.	9,600	1,797,380
Hitachi Ltd.	37,900	2,170,052
Hon Hai Precision Industry Co. Ltd.	176,000	707,474
Samsung Electronics Co. Ltd.	29,440	2,109,673
		$8,272,875
Construction – 0.6%
D.R. Horton, Inc.	1,719	$ 155,346
Masco Corp.	19,444	1,145,446
Stanley Black & Decker, Inc.	4,979	1,020,645
Vulcan Materials Co.	5,378	936,149
		$3,257,586
Consumer Products – 1.1%
Colgate-Palmolive Co. (f)	33,443	$ 2,720,588
Kimberly-Clark Corp. (f)	13,477	1,802,953
Reckitt Benckiser Group PLC	15,336	1,357,078
		$5,880,619
Containers – 0.1%
Graphic Packaging Holding Co.	37,542	$ 681,012
Electrical Equipment – 1.4%
Johnson Controls International PLC	25,176	$ 1,727,829
Legrand S.A.	8,860	937,743
Schneider Electric SE	29,270	4,604,912
Yokogawa Electric Corp.	32,400	484,126
		$7,754,610
Electronics – 2.0%
Analog Devices, Inc.	3,745	$ 644,739
Intel Corp.	36,015	2,021,882
Kyocera Corp.	12,300	760,398
NXP Semiconductors N.V.	6,147	1,264,561
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	31,933	3,837,069
Texas Instruments, Inc. (f)	14,561	2,800,081
		$11,328,730
Energy - Independent – 0.4%
China Shenhua Energy Co. Ltd.	201,500	$ 394,991
ConocoPhillips	17,814	1,084,873
Hess Corp.	6,836	596,919
		$2,076,783
Energy - Integrated – 0.4%
China Petroleum & Chemical Corp.	2,778,000	$ 1,406,121
Eni S.p.A.	42,955	523,091
LUKOIL PJSC, ADR	1,131	104,753
		$2,033,965
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 0.0%
Quanta Services, Inc.	2,640	$ 239,105
Food & Beverages – 1.4%
Danone S.A.	22,362	$ 1,574,240
General Mills, Inc. (f)	30,426	1,853,856
J.M. Smucker Co.	13,690	1,773,813
Nestle S.A.	21,557	2,684,461
		$7,886,370
Food & Drug Stores – 0.2%
Albertsons Cos., Inc., “A” (l)	14,906	$ 293,052
Tesco PLC	356,519	1,099,529
		$1,392,581
General Merchandise – 0.1%
Bim Birlesik Magazalar A.S.	40,728	$ 290,722
Walmart de Mexico S.A.B. de C.V.	110,467	360,595
		$651,317
Health Maintenance Organizations – 0.3%
Cigna Corp.	7,295	$ 1,729,426
Insurance – 2.1%
Aon PLC (s)	12,167	$ 2,904,993
Chubb Ltd.	11,363	1,806,035
Equitable Holdings, Inc.	20,097	611,954
Hartford Financial Services Group, Inc.	6,594	408,630
Manulife Financial Corp.	92,797	1,826,595
Marsh & McLennan Cos., Inc.	6,600	928,488
MetLife, Inc.	10,678	639,078
NN Group N.V.	4,577	215,893
Samsung Fire & Marine Insurance Co. Ltd.	3,677	719,956
Travelers Cos., Inc.	8,707	1,303,525
Willis Towers Watson PLC	1,451	333,759
		$11,698,906
Leisure & Toys – 0.1%
Brunswick Corp.	3,212	$ 319,979
Machinery & Tools – 1.1%
Eaton Corp. PLC	24,073	$ 3,567,137
Ingersoll Rand, Inc. (a)	28,635	1,397,675
Kubota Corp. (l)	55,800	1,128,607
		$6,093,419
Major Banks – 3.1%
Bank of America Corp.	57,750	$ 2,381,033
BNP Paribas	19,713	1,235,820
China Construction Bank Corp.	805,000	633,483
DBS Group Holdings Ltd.	81,100	1,797,866
Goldman Sachs Group, Inc. (f)	6,208	2,356,122
JPMorgan Chase & Co. (f)	19,715	3,066,471
Mitsubishi UFJ Financial Group, Inc.	220,400	1,190,531
NatWest Group PLC	578,699	1,626,645
UBS Group AG	200,353	3,066,197
		$17,354,168

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 0.3%
HCA Healthcare, Inc.	3,041	$ 628,696
Quest Diagnostics, Inc.	6,143	810,692
		$1,439,388
Medical Equipment – 1.2%
Becton, Dickinson and Co.	5,285	$ 1,285,259
Boston Scientific Corp. (a)	28,669	1,225,886
Danaher Corp. (f)	4,405	1,182,126
Medtronic PLC	16,045	1,991,666
Thermo Fisher Scientific, Inc.	1,693	854,068
		$6,539,005
Metals & Mining – 0.4%
ArcelorMittal S.A.	5,322	$ 163,128
Fortescue Metals Group Ltd.	37,597	658,092
MMC Norilsk Nickel PJSC, ADR	4,533	154,439
POSCO	438	135,350
Rio Tinto PLC	13,365	1,099,839
Vale S.A.	13,800	314,217
		$2,525,065
Natural Gas - Distribution – 0.1%
Italgas S.p.A.	35,996	$ 235,265
UGI Corp.	3,021	139,902
		$375,167
Natural Gas - Pipeline – 0.1%
Enterprise Products Partners LP	13,634	$ 328,988
Other Banks & Diversified Financials – 0.9%
Citigroup, Inc.	4,907	$ 347,170
KB Financial Group, Inc.	4,062	201,269
KBC Group N.V.	12,149	926,285
Sberbank of Russia PJSC, ADR	28,120	466,933
SLM Corp.	16,749	350,724
Synchrony Financial	3,940	191,169
Tisco Financial Group PLC	118,300	326,663
Truist Financial Corp.	35,751	1,984,181
		$4,794,394
Pharmaceuticals – 3.5%
Bayer AG	28,774	$ 1,747,222
Eli Lilly & Co. (f)	5,981	1,372,759
Johnson & Johnson (f)	34,586	5,697,698
Merck & Co., Inc. (f)	33,426	2,599,540
Novartis AG	10,298	938,479
Novo Nordisk A.S., “B”	15,565	1,304,022
Organon & Co. (a)(f)	3,342	101,138
Roche Holding AG	14,467	5,449,849
Santen Pharmaceutical Co. Ltd.	19,400	267,177
		$19,477,884
Printing & Publishing – 0.5%
RELX PLC	31,925	$ 850,982
Transcontinental, Inc., “A”	4,131	77,581
Wolters Kluwer N.V.	16,018	1,609,117
		$2,537,680
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.5%
Canadian Pacific Railway Ltd.	20,112	$ 1,546,528
Union Pacific Corp.	5,837	1,283,731
		$2,830,259
Real Estate – 0.2%
Extra Space Storage, Inc., REIT	1,309	$ 214,440
National Storage Affiliates Trust, REIT	2,483	125,540
Omega Healthcare Investors, Inc., REIT	6,034	218,974
Shimao Property Holdings Ltd.	100,000	245,225
Starwood Property Trust, Inc., REIT	13,093	342,644
		$1,146,823
Restaurants – 0.1%
Yum China Holdings, Inc.	9,592	$ 635,470
Specialty Chemicals – 0.3%
Akzo Nobel N.V.	9,329	$ 1,152,646
Axalta Coating Systems Ltd. (a)	13,510	411,920
Nitto Denko Corp.	2,700	201,476
		$1,766,042
Specialty Stores – 0.2%
Home Depot, Inc.	3,966	$ 1,264,718
Telecommunications - Wireless – 1.3%
KDDI Corp.	127,900	$ 3,989,140
Mobile TeleSystems PJSC, ADR	15,959	147,780
T-Mobile USA, Inc. (a)(f)	9,881	1,431,065
Turkcell Iletisim Hizmetleri A.S.	61,354	113,452
Vodafone Group PLC	900,460	1,511,419
		$7,192,856
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	23,282	$ 390,634
PT Telekom Indonesia	576,300	125,196
Quebecor, Inc., “B”	14,274	380,686
		$896,516
Tobacco – 0.7%
British American Tobacco PLC	28,224	$ 1,093,183
Imperial Tobacco Group PLC	27,713	596,882
Japan Tobacco, Inc. (l)	55,800	1,054,020
Philip Morris International, Inc. (s)	14,282	1,415,489
		$4,159,574
Utilities - Electric Power – 0.9%
CLP Holdings Ltd.	43,000	$ 425,331
DTE Energy Co.	1,433	185,717
Duke Energy Corp.	12,281	1,212,380
E.ON SE	127,120	1,470,245
Energias do Brasil S.A.	27,043	96,128
ENGIE Energía Brasil S.A.	19,100	150,341
Exelon Corp.	16,428	727,925
Iberdrola S.A.	49,733	606,221

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Terna Participacoes S.A., IEU	45,383	$ 336,691
		$5,210,979
Total Common Stocks (Identified Cost, $115,145,512)		$192,049,476
Preferred Stocks – 0.3%
Computer Software - Systems – 0.1%
Samsung Electronics Co. Ltd.	4,697	$ 307,391
Consumer Products – 0.2%
Henkel AG & Co. KGaA	11,426	$ 1,206,348
Total Preferred Stocks (Identified Cost, $704,239)		$ 1,513,739
Convertible Preferred Stocks – 0.1%
Medical Equipment – 0.0%
Boston Scientific Corp., 5.5%	1,572	$ 182,446
Danaher Corp., 4.75%	101	181,660
		$364,106
Utilities - Electric Power – 0.1%
CenterPoint Energy, Inc., 7%	9,867	$ 447,173
Total Convertible Preferred Stocks (Identified Cost, $750,425)		$ 811,279
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	29,766	$ 19,946

Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $12,589,073)	12,589,073	$ 12,589,073

Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.2%
Market Index Securities – 0.0%
S&P 500 Index – July 2021 @ $3,300	Put	Goldman Sachs International	$ 9,024,750	21	$ 1,050
Other – 0.2%
U.S. Treasury 10 yr - Interest Rate Swap - Fund pays 1.75%, Fund receives FLR (3-month LIBOR) – September 2022	Put	Merrill Lynch International	$ 39,000,000	$ 39,000,000	$ 997,804
Total Purchased Options (Premiums Paid, $383,615)					$ 998,854
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (j) (Identified Cost, $133,455)					$ 133,455
Other Assets, Less Liabilities – 0.6%					3,195,124
Net Assets – 100.0%					$555,910,614
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $12,589,073 and $540,126,417, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,625,481, representing 9.8% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
MF1 CLO Ltd., 2020-FL3, “AS”, FLR, 2.974% (LIBOR - 1mo. + 2.85%), 7/15/2035	6/12/2020	$357,000	$362,128
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
ICE	Intercontinental Exchange
IEU	International Equity Unit
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 6/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	8,850,000	USD	1,753,517	Citibank N.A.	8/03/2021	$ 19,772
BRL	1,759,000	USD	350,972	Goldman Sachs International	8/03/2021	1,482
CAD	679,000	USD	543,026	HSBC Bank	7/16/2021	4,725
CAD	11,575,375	USD	9,329,345	JPMorgan Chase Bank N.A.	9/24/2021	8,346
CAD	2,796,240	USD	2,237,476	Morgan Stanley Capital Services, Inc.	7/16/2021	18,261
CAD	6,166,375	USD	4,935,991	UBS AG	7/16/2021	38,446
CLP	143,602,000	USD	194,992	JPMorgan Chase Bank N.A.	9/21/2021	123
CNH	11,273,000	USD	1,730,825	Goldman Sachs International	7/16/2021	10,741
CNH	107,659,000	USD	16,406,283	JPMorgan Chase Bank N.A.	7/16/2021	225,952
CZK	8,355,000	USD	382,023	Citibank N.A.	7/16/2021	6,434
GBP	375,000	USD	517,622	JPMorgan Chase Bank N.A.	7/16/2021	1,138
GBP	819,861	USD	1,132,596	Morgan Stanley Capital Services, Inc.	7/16/2021	1,566
IDR	16,199,936,460	USD	1,104,365	JPMorgan Chase Bank N.A.	9/22/2021	5,585
ILS	1,799,000	USD	548,190	JPMorgan Chase Bank N.A.	7/16/2021	3,683
KRW	1,936,632,000	USD	1,712,918	Barclays Bank PLC	8/17/2021	6,396
KRW	784,835,000	USD	693,617	Citibank N.A.	8/17/2021	3,148
KRW	717,286,000	USD	634,295	JPMorgan Chase Bank N.A.	8/17/2021	2,501
MXN	90,023,173	USD	4,496,016	UBS AG	7/16/2021	12,245
NOK	14,895,000	USD	1,719,549	Goldman Sachs International	7/16/2021	10,509
NOK	178,350,992	USD	20,660,700	Goldman Sachs International	9/24/2021	59,913
PLN	2,754,930	USD	719,363	Merrill Lynch International	7/16/2021	3,203
RUB	43,746,000	USD	589,132	Goldman Sachs International	7/30/2021	6,653
SEK	169,785,015	USD	19,777,274	Goldman Sachs International	9/24/2021	77,278
USD	1,574,268	AUD	2,039,375	Deutsche Bank AG	7/16/2021	44,726
USD	255,854	AUD	330,568	HSBC Bank	7/16/2021	7,927
USD	21,719,923	AUD	28,892,481	JPMorgan Chase Bank N.A.	9/24/2021	44,491
USD	5,431,462	AUD	7,011,000	Merrill Lynch International	7/16/2021	173,174
USD	808,852	CAD	1,000,970	Deutsche Bank AG	7/16/2021	1,366
USD	14,451,013	CHF	13,280,785	JPMorgan Chase Bank N.A.	9/24/2021	65,678
USD	305,185	COP	1,149,784,960	JPMorgan Chase Bank N.A.	9/24/2021	162
USD	364,667	CZK	7,843,822	JPMorgan Chase Bank N.A.	9/24/2021	184
USD	798,540	DKK	4,986,301	JPMorgan Chase Bank N.A.	9/24/2021	2,159
USD	1,293,106	EUR	1,063,224	Brown Brothers Harriman	7/16/2021	32,018
USD	5,541,095	EUR	4,619,222	Citibank N.A.	7/16/2021	62,239
USD	29,446,567	EUR	24,439,398	Deutsche Bank AG	7/16/2021	459,015
USD	1,736,207	EUR	1,457,000	Goldman Sachs International	7/16/2021	8,061
USD	74,570,631	EUR	62,600,165	Goldman Sachs International	9/24/2021	215,406
USD	1,418,708	EUR	1,171,170	JPMorgan Chase Bank N.A.	7/16/2021	29,583
USD	7,858,639	EUR	6,598,271	JPMorgan Chase Bank N.A.	9/24/2021	21,345
USD	660,156	EUR	550,000	Merrill Lynch International	7/16/2021	7,801
USD	6,772,502	EUR	5,581,195	Morgan Stanley Capital Services, Inc.	7/16/2021	152,651
USD	1,432,137	EUR	1,181,849	NatWest Markets PLC	7/16/2021	30,346
USD	8,819,120	EUR	7,347,663	State Street Bank Corp.	7/16/2021	104,062
USD	1,274,827	EUR	1,041,559	UBS AG	7/16/2021	39,435

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	1,451,752	GBP	1,025,019	Citibank N.A.	7/16/2021	$ 33,783
USD	337,390	GBP	239,088	Deutsche Bank AG	7/16/2021	6,645
USD	12,641,850	GBP	9,106,412	Goldman Sachs International	9/24/2021	42,593
USD	141,086	GBP	99,900	JPMorgan Chase Bank N.A.	7/16/2021	2,888
USD	1,865,636	GBP	1,314,941	Merrill Lynch International	7/16/2021	46,600
USD	182,511	GBP	129,749	UBS AG	7/16/2021	3,021
USD	2,170,361	JPY	236,283,226	Citibank N.A.	7/16/2021	43,267
USD	739,338	JPY	80,000,000	Deutsche Bank AG	7/16/2021	19,154
USD	1,653,676	JPY	180,000,000	Goldman Sachs International	7/16/2021	33,261
USD	39,338,942	JPY	4,327,602,276	JPMorgan Chase Bank N.A.	9/24/2021	357,230
USD	3,509,700	NOK	29,200,000	JPMorgan Chase Bank N.A.	7/16/2021	118,114
USD	2,775,580	NZD	3,882,938	Deutsche Bank AG	7/16/2021	61,463
USD	917,932	SEK	7,775,000	BNP Paribas S.A.	7/16/2021	9,315
USD	845,975	SEK	7,171,000	Goldman Sachs International	7/16/2021	7,945
USD	6,462,520	SEK	54,645,942	JPMorgan Chase Bank N.A.	7/16/2021	76,386
USD	570,084	THB	17,906,350	JPMorgan Chase Bank N.A.	7/21/2021	11,850
USD	1,728,976	THB	54,225,000	JPMorgan Chase Bank N.A.	8/02/2021	37,229
USD	3,518,292	TWD	97,228,000	Barclays Bank PLC	8/24/2021	28,406
USD	2,060,404	ZAR	29,191,000	JPMorgan Chase Bank N.A.	7/16/2021	19,771
						$ 2,988,850
Liability Derivatives
AUD	1,619,424	USD	1,251,779	Citibank N.A.	7/16/2021	$ (37,202)
AUD	1,938,845	USD	1,504,127	Deutsche Bank AG	7/16/2021	(49,982)
AUD	184,729	USD	143,320	Morgan Stanley Capital Services, Inc.	7/16/2021	(4,772)
AUD	2,325,351	USD	1,797,666	NatWest Markets PLC	7/16/2021	(53,640)
AUD	36,000	USD	27,868	UBS AG	7/16/2021	(868)
CAD	2,100,000	USD	1,742,198	Goldman Sachs International	7/16/2021	(48,121)
CAD	1,500,777	USD	1,244,231	Morgan Stanley Capital Services, Inc.	7/16/2021	(33,549)
CHF	1,782,000	USD	1,936,801	State Street Bank Corp.	7/16/2021	(10,107)
CLP	1,230,089,000	USD	1,761,296	Barclays Bank PLC	8/13/2021	(88,078)
CLP	1,235,644,000	USD	1,691,041	Barclays Bank PLC	9/27/2021	(12,444)
COP	1,321,303,000	USD	358,881	Goldman Sachs International	9/03/2021	(7,867)
CZK	18,700,000	USD	898,434	Goldman Sachs International	7/16/2021	(28,997)
CZK	37,490,000	USD	1,756,442	JPMorgan Chase Bank N.A.	7/16/2021	(13,385)
DKK	4,719,079	USD	760,337	JPMorgan Chase Bank N.A.	7/16/2021	(7,646)
EUR	264,000	USD	320,507	Brown Brothers Harriman	7/16/2021	(7,377)
EUR	5,295,518	USD	6,461,386	Citibank N.A.	7/16/2021	(180,375)
EUR	11,795,795	USD	14,238,571	Deutsche Bank AG	7/16/2021	(247,590)
EUR	1,385,000	USD	1,686,808	JPMorgan Chase Bank N.A.	7/16/2021	(44,061)
EUR	1,251,731	USD	1,515,246	Merrill Lynch International	7/16/2021	(30,568)
EUR	350,000	USD	427,069	NatWest Markets PLC	7/16/2021	(11,934)
EUR	4,505,746	USD	5,436,007	UBS AG	7/16/2021	(91,745)
GBP	511,289	USD	710,329	Citibank N.A.	7/16/2021	(3,033)
GBP	1,200,000	USD	1,703,124	Credit Suisse Group	7/16/2021	(43,093)
GBP	1,194,056	USD	1,693,609	Deutsche Bank AG	7/16/2021	(41,801)
GBP	2,351,295	USD	3,281,268	Goldman Sachs International	7/16/2021	(28,582)
GBP	100,078	USD	141,424	JPMorgan Chase Bank N.A.	7/16/2021	(2,980)
GBP	562,082	USD	780,662	NatWest Markets PLC	7/16/2021	(3,101)
HUF	351,206,000	USD	1,196,243	Goldman Sachs International	7/16/2021	(11,313)
JPY	3,210,273,352	USD	29,547,028	Citibank N.A.	7/16/2021	(647,162)
JPY	406,404,257	USD	3,705,478	Deutsche Bank AG	7/16/2021	(46,902)
JPY	111,525,672	USD	1,015,790	JPMorgan Chase Bank N.A.	7/16/2021	(11,802)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
JPY	116,321,499	USD	1,069,721	Morgan Stanley Capital Services, Inc.	7/16/2021	$ (22,559)
KRW	1,147,659,000	USD	1,026,639	Barclays Bank PLC	8/17/2021	(7,764)
KRW	818,168,000	USD	731,984	Citibank N.A.	8/17/2021	(5,627)
KRW	3,020,970,900	USD	2,701,879	JPMorgan Chase Bank N.A.	7/08/2021	(19,436)
MXN	17,449,000	USD	880,003	Deutsche Bank AG	7/16/2021	(6,176)
NOK	14,846,000	USD	1,737,491	Deutsche Bank AG	7/16/2021	(13,125)
NOK	63,831,574	USD	7,608,008	Goldman Sachs International	7/16/2021	(193,957)
NZD	4,328,210	USD	3,137,069	Deutsche Bank AG	7/16/2021	(111,713)
NZD	267,000	USD	190,817	Goldman Sachs International	7/16/2021	(4,188)
NZD	282,729	USD	200,956	State Street Bank Corp.	7/16/2021	(3,333)
PLN	1,619,000	USD	441,610	Deutsche Bank AG	7/16/2021	(16,976)
PLN	1,581,000	USD	431,217	Goldman Sachs International	7/16/2021	(16,550)
SEK	29,694,000	USD	3,574,452	Goldman Sachs International	7/16/2021	(104,298)
SEK	29,775,000	USD	3,542,286	JPMorgan Chase Bank N.A.	7/16/2021	(62,665)
SGD	972,000	USD	724,734	HSBC Bank	7/16/2021	(1,897)
TRY	274,000	USD	31,890	State Street Bank Corp.	7/16/2021	(658)
USD	2,679,116	BRL	14,081,972	JPMorgan Chase Bank N.A.	8/03/2021	(142,512)
USD	634,864	CAD	787,000	Morgan Stanley Capital Services, Inc.	7/16/2021	(12)
USD	1,535,397	CLP	1,148,554,000	Citibank N.A.	8/13/2021	(26,914)
USD	5,584,058	CNH	36,247,000	JPMorgan Chase Bank N.A.	7/16/2021	(15,739)
USD	20,743,767	CNY	135,207,871	JPMorgan Chase Bank N.A.	9/24/2021	(60,805)
USD	1,185,383	EUR	1,000,000	HSBC Bank	7/16/2021	(716)
USD	725,583	EUR	612,000	JPMorgan Chase Bank N.A.	7/16/2021	(310)
USD	448,013	GBP	324,808	JPMorgan Chase Bank N.A.	7/16/2021	(1,313)
USD	792,442	GBP	574,877	UBS AG	7/16/2021	(2,819)
USD	1,092,022	IDR	16,018,869,000	JPMorgan Chase Bank N.A.	9/22/2021	(5,523)
USD	405,314	ILS	1,321,342	JPMorgan Chase Bank N.A.	9/24/2021	(384)
USD	1,741,431	KRW	1,965,205,000	Barclays Bank PLC	8/17/2021	(3,249)
USD	3,441,726	KRW	3,902,332,070	JPMorgan Chase Bank N.A.	9/24/2021	(22,443)
USD	3,592,291	MXN	72,686,365	Goldman Sachs International	7/16/2021	(47,762)
USD	763,359	MXN	15,905,487	Goldman Sachs International	9/24/2021	(26,232)
USD	9,041,579	NZD	12,974,631	Goldman Sachs International	9/24/2021	(25,329)
USD	625,424	PLN	2,384,778	Goldman Sachs International	9/24/2021	(161)
USD	506,079	RUB	37,544,093	JPMorgan Chase Bank N.A.	9/24/2021	(784)
USD	1,730,191	SEK	14,894,000	BNP Paribas S.A.	7/16/2021	(10,379)
USD	563,818	SGD	758,722	JPMorgan Chase Bank N.A.	9/24/2021	(407)
USD	1,913,226	ZAR	27,868,350	JPMorgan Chase Bank N.A.	7/16/2021	(34,946)
						$(2,869,738)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	61	$10,550,598	July – 2021	$39,973
CAC 40 Index	Short	EUR	9	694,197	July – 2021	13,210
DAX Index	Short	EUR	17	7,825,239	September – 2021	78,269
FTSE Taiwan Index	Long	USD	48	2,928,480	July – 2021	26,454
FTSE/JSE Top 40 Index	Short	ZAR	151	6,331,426	September – 2021	131,542
NIFTY Index	Short	USD	426	13,416,444	July – 2021	47,668

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Equity Futures - continued
Russell 2000 Index	Short	USD	129	$14,885,310	September – 2021	$147,161
S&P/ASX 200 Index	Short	AUD	145	19,636,226	September – 2021	170,795
						$655,072
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	202	$23,713,327	September – 2021	$251,638
Canadian Treasury Bond 5 yr	Short	CAD	75	7,534,487	September – 2021	5,428
Euro-Bobl 5 yr	Long	EUR	64	10,180,376	September – 2021	4,400
Long Gilt 10 yr	Long	GBP	98	17,365,671	September – 2021	143,006
U.S. Treasury Note 5 yr	Short	USD	194	23,945,359	September – 2021	66,340
						$470,812
						$1,125,884
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	4,772	$8,222,578	August – 2021	$(242,734)
FTSE 100 Index	Long	GBP	195	18,829,445	September – 2021	(245,871)
FTSE MIB Index	Long	EUR	106	15,713,703	September – 2021	(366,673)
Hang Seng Index	Long	HKD	83	15,302,667	July – 2021	(124,271)
IBEX 35 Index	Long	EUR	120	12,504,873	July – 2021	(528,981)
IBOV Index	Long	BRL	402	10,285,116	August – 2021	(314,403)
KOSPI 200 Index	Short	KRW	115	11,203,603	September – 2021	(113,607)
Mexbol Index	Long	MXN	393	9,988,438	September – 2021	(126,571)
MSCI Singapore Index	Short	SGD	5	132,167	July – 2021	(93)
OMX 30 Index	Long	SEK	276	7,307,884	July – 2021	(68,052)
S&P 500 E-Mini Index	Short	USD	55	11,793,650	September – 2021	(142,851)
S&P/TSX 60 Index	Short	CAD	61	11,836,835	September – 2021	(79,602)
Topix Index	Long	JPY	35	6,121,338	September – 2021	(68,396)
						$(2,422,105)
Interest Rate Futures
Australian Note 10 yr	Long	AUD	189	$20,012,209	September – 2021	$(10,208)
Euro-Bund 10 yr	Short	EUR	382	78,184,830	September – 2021	(523,222)
Euro-Buxl 30 yr	Short	EUR	24	5,783,805	September – 2021	(74,878)
Japan Government Bond 10 yr	Short	JPY	32	43,693,055	September – 2021	(98,366)
U.S. Treasury Bond	Short	USD	37	5,947,750	September – 2021	(152,167)
U.S. Treasury Note 2 yr	Long	USD	99	21,811,711	September – 2021	(38,746)
U.S. Treasury Ultra Bond	Long	USD	6	1,156,125	September – 2021	(772)
U.S. Treasury Ultra Note 10 yr	Short	USD	12	1,766,438	September – 2021	(8,513)
						$(906,872)
						$(3,328,977)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/03/22	USD	167,000,000	centrally cleared	0.25%/Semi-annually	0.23% FLR (3-Month Libor)/Quarterly	$130,790	$—	$130,790

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives - continued
Interest Rate Swaps - continued
11/06/24	USD	66,200,000	centrally cleared	1.58%/Semi-annually	0.25% FLR (3-Month Libor)/Quarterly	$2,192,817	$—	$2,192,817
						$2,323,607	$—	$2,323,607
Liability Derivatives
Interest Rate Swaps
11/06/29	USD	33,600,000	centrally cleared	0.25% FLR (3-Month Libor)/Quarterly	1.70%/Semi-annually	$(1,090,891)	$—	$(1,090,891)
11/06/49	USD	13,102,083	centrally cleared	0.25% FLR (3-Month Libor)/Quarterly	1.89%/Semi-annually	(425,178)	—	(425,178)
						$(1,516,069)	$—	$(1,516,069)
At June 30, 2021, the fund had cash collateral of $2,777,350 and other liquid securities with an aggregate value of $39,978,864 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $963,144 of securities on loan (identified cost, $453,919,926)	$540,126,417
Investments in affiliated issuers, at value (identified cost, $12,589,073)	12,589,073
Cash	568,766
Foreign currency, at value (identified cost, $22,060)	21,697
Restricted cash for
Forward foreign currency exchange contracts	670,000
Deposits with brokers for
Futures contracts	2,095,016
Cleared options	12,334
Receivables for
Forward foreign currency exchange contracts	2,988,850
Investments sold	5,718,702
Fund shares sold	71,106
Interest and dividends	3,375,479
Other assets	2,103
Total assets	$568,239,543
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$103,801
Forward foreign currency exchange contracts	2,869,738
Net daily variation margin on open futures contracts	584,490
Investments purchased	2,545,923
TBA purchase commitments	4,695,512
Fund shares reacquired	201,709
When-issued investments purchased	992,979
Collateral for securities loaned, at value (c)	133,455
Payable to affiliates
Investment adviser	21,443
Administrative services fee	457
Shareholder servicing costs	53
Distribution and/or service fees	7,062
Deferred country tax expense payable	292
Accrued expenses and other liabilities	172,015
Total liabilities	$12,328,929
Net assets	$555,910,614
Net assets consist of
Paid-in capital	$423,719,511
Total distributable earnings (loss)	132,191,103
Net assets	$555,910,614
Shares of beneficial interest outstanding	34,914,558
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$41,398,276	2,551,531	$16.22
Service Class	514,512,338	32,363,027	15.90
(c)	Non-cash collateral is not included.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$3,946,766
Dividends	3,236,367
Dividends from affiliated issuers	9,013
Income on securities loaned	1,036
Other	76
Foreign taxes withheld	(198,280)
Total investment income	$6,994,978
Expenses
Management fee	$2,004,442
Distribution and/or service fees	648,298
Shareholder servicing costs	7,350
Administrative services fee	41,361
Independent Trustees' compensation	4,796
Custodian fee	58,484
Shareholder communications	18,372
Audit and tax fees	46,164
Legal fees	2,125
Miscellaneous	56,591
Total expenses	$2,887,983
Reduction of expenses by investment adviser	(33,499)
Net expenses	$2,854,484
Net investment income (loss)	$4,140,494
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $44 country tax)	$19,737,078
Written options	53,264
Futures contracts	(845,889)
Swap agreements	144,872
Forward foreign currency exchange contracts	1,652,157
Foreign currency	(416,060)
Net realized gain (loss)	$20,325,422
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $292 increase in deferred country tax)	$(11,615,248)
Futures contracts	(1,549,676)
Swap agreements	1,558,759
Forward foreign currency exchange contracts	1,782,098
Translation of assets and liabilities in foreign currencies	54,397
Net unrealized gain (loss)	$(9,769,670)
Net realized and unrealized gain (loss)	$10,555,752
Change in net assets from operations	$14,696,246
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$4,140,494	$6,760,505
Net realized gain (loss)	20,325,422	19,865,576
Net unrealized gain (loss)	(9,769,670)	4,492,245
Change in net assets from operations	$14,696,246	$31,118,326
Total distributions to shareholders	$—	$(34,497,547)
Change in net assets from fund share transactions	$(33,001,380)	$(21,278,512)
Total change in net assets	$(18,305,134)	$(24,657,733)
Net assets
At beginning of period	574,215,748	598,873,481
At end of period	$555,910,614	$574,215,748
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$15.79	$15.86	$14.58	$16.11	$15.04	$14.92
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.22	$0.29	$0.29	$0.26	$0.29(c)
Net realized and unrealized gain (loss)	0.29	0.71	1.80	(0.99)	1.36	0.67
Total from investment operations	$0.43	$0.93	$2.09	$(0.70)	$1.62	$0.96
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.45)	$(0.13)	$(0.51)	$—
From net realized gain	—	(0.72)	(0.36)	(0.70)	(0.04)	(0.84)
Total distributions declared to shareholders	$—	$(1.00)	$(0.81)	$(0.83)	$(0.55)	$(0.84)
Net asset value, end of period (x)	$16.22	$15.79	$15.86	$14.58	$16.11	$15.04
Total return (%) (k)(r)(s)(x)	2.72(n)	6.23	14.58	(4.50)	10.83	6.24(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80(a)	0.83	0.81	0.81	0.81	0.79(c)
Expenses after expense reductions (f)	0.79(a)	0.82	0.80	0.80	0.80	0.78(c)
Net investment income (loss)	1.71(a)	1.45	1.85	1.83	1.64	1.88(c)
Portfolio turnover	70(n)	120	82	86	35	38
Net assets at end of period (000 omitted)	$41,398	$43,513	$46,175	$47,517	$56,096	$58,053

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$15.49	$15.57	$14.32	$15.84	$14.79	$14.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.18	$0.24	$0.24	$0.22	$0.25(c)
Net realized and unrealized gain (loss)	0.30	0.70	1.77	(0.98)	1.34	0.66
Total from investment operations	$0.41	$0.88	$2.01	$(0.74)	$1.56	$0.91
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.40)	$(0.08)	$(0.47)	$—
From net realized gain	—	(0.72)	(0.36)	(0.70)	(0.04)	(0.84)
Total distributions declared to shareholders	$—	$(0.96)	$(0.76)	$(0.78)	$(0.51)	$(0.84)
Net asset value, end of period (x)	$15.90	$15.49	$15.57	$14.32	$15.84	$14.79
Total return (%) (k)(r)(s)(x)	2.65(n)	5.99	14.30	(4.80)	10.58	5.98(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05(a)	1.08	1.06	1.06	1.06	1.04(c)
Expenses after expense reductions (f)	1.04(a)	1.07	1.05	1.05	1.05	1.03(c)
Net investment income (loss)	1.46(a)	1.19	1.60	1.58	1.39	1.63(c)
Portfolio turnover	70(n)	120	82	86	35	38
Net assets at end of period (000 omitted)	$514,512	$530,703	$552,698	$559,478	$706,456	$733,775
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$104,842,948	$—	$—	$104,842,948
Japan	14,711,734	—	—	14,711,734
Switzerland	13,656,358	—	—	13,656,358
United Kingdom	11,904,707	—	—	11,904,707
France	10,024,590	—	—	10,024,590
Canada	6,444,488	—	—	6,444,488
Germany	5,575,795	—	—	5,575,795
Taiwan	4,858,253	—	—	4,858,253
Netherlands	4,435,253	—	—	4,435,253
Other Countries	17,614,701	326,663	—	17,941,364
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	10,843,993	—	10,843,993
Non - U.S. Sovereign Debt	—	135,891,314	—	135,891,314
Municipal Bonds	—	3,710,683	—	3,710,683
U.S. Corporate Bonds	—	60,324,970	—	60,324,970
Residential Mortgage-Backed Securities	—	26,911,790	—	26,911,790
Commercial Mortgage-Backed Securities	—	14,024,548	—	14,024,548
Asset-Backed Securities (including CDOs)	—	10,671,010	—	10,671,010
Foreign Bonds	—	83,219,164	—	83,219,164
Mutual Funds	12,722,528	—	—	12,722,528
Total	$206,791,355	$345,924,135	$—	$552,715,490
Other Financial Instruments
Futures Contracts – Assets	$1,125,884	$—	$—	$1,125,884
Futures Contracts – Liabilities	(3,328,977)	—	—	(3,328,977)
Forward Foreign Currency Exchange Contracts – Assets	—	2,988,850	—	2,988,850
Forward Foreign Currency Exchange Contracts – Liabilities	—	(2,869,738)	—	(2,869,738)
Swap Agreements – Assets	—	2,323,607	—	2,323,607
Swap Agreements – Liabilities	—	(1,516,069)	—	(1,516,069)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$470,812	$(906,872)
Equity	Equity Futures	655,072	(2,422,105)
Interest Rate	Interest Rate Swaps	2,323,607	(1,516,069)
Interest Rate	Purchased Interest Rate Options	997,804	—
Equity	Purchased Equity Options	1,050	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	2,988,850	(2,869,738)
Total		$7,437,195	$(7,714,784)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$3,199,791	$124,247	$—	$(174,196)	$—
Foreign Exchange	—	—	1,652,157	—	—
Credit	—	20,625	—	—	53,264
Equity	(4,045,680)	—	—	(176,413)	—
Total	$(845,889)	$144,872	$1,652,157	$(350,609)	$53,264
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(108,610)	$1,562,752	$—	$504,824
Foreign Exchange	—	—	1,782,098	—
Equity	(1,441,066)	—	—	72,033
Credit	—	(3,993)	—	—
Total	$(1,549,676)	$1,558,759	$1,782,098	$576,857
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral

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Notes to Financial Statements (unaudited) - continued
requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2021:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$—	$(584,490)
Cleared Swap Agreements (a)	—	(103,801)
Forward Foreign Currency Exchange Contracts	2,988,850	(2,869,738)
Purchased Options	998,854	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$3,987,704	$(3,558,029)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	250,573	(922,583)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,737,131	$(2,635,446)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and for cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2021:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$34,801	$(34,801)	$—	$—	$—
Brown Brothers Harriman Co.	32,018	(7,377)	—	—	24,641
Citibank N.A.	168,642	(168,642)	—	—	—
Deutsche Bank AG	592,371	(534,264)	—	—	58,107
Goldman Sachs International	473,841	(473,841)	—	—	—
JPMorgan Chase Bank N.A.	1,034,399	(447,139)	—	(80,000)	507,260
Merrill Lynch International	1,228,582	(30,569)	—	(1,198,013)	—
Morgan Stanley Capital Services, Inc.	172,477	(60,892)	—	—	111,585
Total	$3,737,131	$(1,757,525)	$—	$(1,278,013)	$701,593
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2021:

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Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(111,535)	$34,801	$—	$—	$(76,734)
Brown Brothers Harriman Co.	(7,377)	7,377	—	—	—
Citibank N.A.	(900,314)	168,642	—	650,000	(81,672)
Deutsche Bank AG	(534,264)	534,264	—	—	—
Goldman Sachs International	(543,356)	473,841	—	20,000	(49,515)
JPMorgan Chase Bank N.A.	(447,139)	447,139	—	—	—
Merrill Lynch International	(30,569)	30,569	—	—	—
Morgan Stanley Capital Services, Inc.	(60,892)	60,892	—	—	—
Total	$(2,635,446)	$1,757,525	$—	$670,000	$(207,921)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote call options on securities for which it anticipated the price would decline and also wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as

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Notes to Financial Statements (unaudited) - continued
realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited) - continued
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $963,144. The fair value of the fund's investment securities on loan and a related liability of $133,455 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $884,569 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated

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Notes to Financial Statements (unaudited) - continued
between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the normal settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased in the Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. At the time that it enters into a when-issued or delayed delivery transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

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Notes to Financial Statements (unaudited) - continued
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$27,045,497
Long-term capital gains	7,452,050
Total distributions	$34,497,547
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$476,092,556
Gross appreciation	80,660,646
Gross depreciation	(4,037,712)
Net unrealized appreciation (depreciation)	$76,622,934
As of 12/31/20
Undistributed ordinary income	10,621,861
Undistributed long-term capital gain	18,479,245
Other temporary differences	174,564
Net unrealized appreciation (depreciation)	88,219,187
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

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Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$2,739,813
Service Class	—	31,757,734
Total	$—	$34,497,547
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $33,499, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.70% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2021. For the six months ended June 30, 2020, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Effective August 1, 2021, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $7,233, which equated to 0.0026% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $117.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $13,676,009 and $7,022,712, respectively. The sales transactions resulted in net realized gains (losses) of $164,938.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$76,260,271	$93,797,571
Non-U.S. Government securities	298,655,116	288,450,357
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	23,078	$369,147	100,173	$1,507,014
Service Class	397,622	6,280,331	1,140,931	17,184,459
	420,700	$6,649,478	1,241,104	$18,691,473
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	183,634	$2,739,813
Service Class	—	—	2,167,763	31,757,734
	—	$—	2,351,397	$34,497,547
Shares reacquired
Initial Class	(226,831)	$(3,637,179)	(440,732)	$(6,677,947)
Service Class	(2,287,233)	(36,013,679)	(4,551,744)	(67,789,585)
	(2,514,064)	$(39,650,858)	(4,992,476)	$(74,467,532)
Net change
Initial Class	(203,753)	$(3,268,032)	(156,925)	$(2,431,120)
Service Class	(1,889,611)	(29,733,348)	(1,243,050)	(18,847,392)
	(2,093,364)	$(33,001,380)	(1,399,975)	$(21,278,512)

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $1,003 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$37,119,815	$289,595,212	$314,125,954	$—	$—	$12,589,073
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$9,013	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.

MFS Global Tactical Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Global Tactical Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2021
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-SEM

MFS® Government Securities Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Government Securities Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Mortgage-Backed Securities	46.9%
U.S. Treasury Securities	38.1%
U.S. Government Agencies	7.0%
Commercial Mortgage-Backed Securities	4.7%
Municipal Bonds	2.0%
Collateralized Debt Obligations	1.6%
Investment Grade Corporates	1.6%
Non-U.S. Government Bonds	0.3%
Asset-Backed Securities	0.1%
Composition including fixed income credit quality (a)(i)
AAA	5.1%
AA	1.7%
A	3.2%
BBB	0.3%
U.S. Government	31.5%
Federal Agencies	53.9%
Not Rated	6.6%
Cash & Cash Equivalents	4.3%
Other	(6.6)%
Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	6.6 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Government Securities Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.59%	$1,000.00	$983.67	$2.90
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
Service Class	Actual	0.84%	$1,000.00	$982.80	$4.13
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include approximately 0.01% of interest expenses that are outside of the expense limitation arrangement.
(See Note 3 of the Notes to Financial Statements).
3

MFS Government Securities Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.3%
Asset-Backed & Securitized – 6.3%
Allegro CLO Ltd., 2016-1A, “BR2”, FLR, 1.734% (LIBOR - 3mo. + 1.55%), 1/15/2030 (n)	$635,246	$ 635,247
Arbor Realty Trust, Inc., FLR, 1.572% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	671,500	671,710
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 1.174% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	500,855	500,542
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.434%, 7/15/2054 (i)(w)	3,673,995	369,467
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.769%, 2/15/2054 (i)	2,406,264	301,252
Benchmark Mortgage Trust, 2020-B18, “A5”, 1.925%, 7/15/2053	1,283,582	1,276,518
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.385%, 2/15/2054 (i)	7,659,804	727,253
Benchmark Mortgage Trust, 2021-B24, “XA”, 1.274%, 3/15/2054 (i)	4,516,022	389,833
Benchmark Mortgage Trust, 2021-B26, “XA”, 0.999%, 6/15/2054 (i)	4,847,965	334,755
Benchmark Mortgage Trust, 2021-B27, “XA”, 1.273%, 7/15/2054 (i)	5,827,166	587,568
BPCRE Holder LLC, FLR, 0.931% (LIBOR - 1mo. + 0.85%), 2/15/2037 (n)	434,500	434,500
BPCRE Holder LLC, FLR, 1.631% (LIBOR - 1mo. + 1.55%), 2/15/2037 (n)	225,500	225,501
BXMT Ltd., 2021-FL4, “AS”, FLR, 1.372% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,344,000	1,344,005
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	268,790	276,732
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	403,746	439,022
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 1.003%, 12/15/2072 (i)(n)	4,440,157	275,634
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	390,781	385,741
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	751,414	749,789
Commercial Mortgage Pass-Through Certificates, 2020-BN30, “A4”, 1.925%, 12/15/2053	716,000	711,900
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.444%, 2/15/2054 (i)	5,912,763	610,212
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.893%, 4/15/2054 (i)	3,315,690	199,287
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,136,000	1,217,620
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,560,238
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	155,865
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	$1,965,000	$ 2,125,280
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	116,852	119,563
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.91%, 2/13/2053	741,658	795,068
LoanCore Ltd., 2021-CRE5, “AS”, 1.823%, 7/15/2036 (n)	1,110,500	1,111,539
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.689% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,579,710
MF1 CLO Ltd., 2021-FL5, “AS”, FLR, 1.324% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	664,500	663,877
MF1 CLO Ltd., 2021-FL5, “B”, FLR, 1.574% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	836,500	835,715
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.824% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	836,000	842,791
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	461,069
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.026%, 12/15/2051 (i)	6,202,056	327,555
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.425%, 5/15/2054 (i)	2,883,829	282,630
Palmer Square Loan Funding Ltd., 2020-1A, “A2”, FLR, 1.505% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	680,583	677,098
PFP III Ltd., 2021-7, “AS”, FLR, 1.222% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	933,000	930,679
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.383% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,328,165
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	1,133,267	1,253,797
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.114%, 1/15/2052 (i)(n)	3,696,335	216,830
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	458,000	460,772
		$28,392,329
Automotive – 0.1%
Hyundai Capital America, 2.375%, 2/10/2023 (n)	$405,000	$ 415,712
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$ 602,470

4

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., 2.638%, 10/01/2021	$93,000	$ 93,493
Howard University, Washington D.C., 2.738%, 10/01/2022	98,000	100,352
Howard University, Washington D.C., 2.801%, 10/01/2023	108,000	110,491
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	119,000	122,149
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	147,000	151,361
		$577,846
Major Banks – 0.3%
JPMorgan Chase & Co., 1.578% to 4/22/2026, FLR (SOFR + 0.885%) to 4/22/2027	$938,000	$ 942,860
UBS Group AG, 3.491%, 5/23/2023 (n)	565,000	580,282
		$1,523,142
Medical & Health Technology & Services – 0.9%
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	$2,012,000	$ 2,593,956
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	879,000	1,050,649
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	299,443
		$3,944,048
Mortgage-Backed – 46.8%
Fannie Mae, 6%, 7/01/2021-7/01/2037	$490,310	$ 572,067
Fannie Mae, 2.56%, 10/01/2021	214,465	214,415
Fannie Mae, 5.5%, 5/01/2022-3/01/2038	4,323,697	5,002,043
Fannie Mae, 2.152%, 1/25/2023	823,934	837,549
Fannie Mae, 2.73%, 4/01/2023	462,811	476,582
Fannie Mae, 2.41%, 5/01/2023	584,181	599,909
Fannie Mae, 2.55%, 5/01/2023	501,946	516,442
Fannie Mae, 4.5%, 5/01/2025-4/01/2041	3,207,719	3,549,481
Fannie Mae, 3.5%, 5/25/2025-7/01/2046	5,387,226	5,792,395
Fannie Mae, 4%, 3/25/2028-2/01/2045	10,940,460	11,920,587
Fannie Mae, 3%, 11/01/2028-5/25/2053	7,380,209	7,790,668
Fannie Mae, 6.5%, 9/01/2031-10/01/2037	427,527	500,714
Fannie Mae, 2.5%, 11/01/2031-10/01/2046	1,229,415	1,271,367
Fannie Mae, 3.5%, 12/25/2031-2/25/2036 (i)	429,507	45,889
Fannie Mae, 3%, 2/25/2033 (i)	469,028	46,228
Fannie Mae, 5%, 11/01/2033-3/01/2041	3,033,006	3,446,615
Fannie Mae, 2%, 10/25/2040-4/25/2046	835,027	852,667
Fannie Mae, 1.75%, 10/25/2041	1,221,828	1,243,935
Fannie Mae, 2.75%, 9/25/2042	491,210	512,128
Fannie Mae, UMBS, 2.5%, 2/01/2050-7/01/2050	1,280,030	1,330,930
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 2%, 1/01/2051-2/01/2051	$786,323	$ 796,445
Freddie Mac, 5%, 12/01/2021-12/01/2044	1,721,995	1,960,774
Freddie Mac, 5.5%, 5/01/2022-6/01/2041	1,035,648	1,199,823
Freddie Mac, 4.5%, 11/01/2022-5/01/2042	1,317,071	1,456,000
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,079,402
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,654,985
Freddie Mac, 6%, 6/01/2023-10/01/2038	1,385,665	1,601,440
Freddie Mac, 3.06%, 7/25/2023	326,000	341,884
Freddie Mac, 1.016%, 4/25/2024 (i)	14,271,229	270,769
Freddie Mac, 0.732%, 7/25/2024 (i)	17,217,746	236,663
Freddie Mac, 3.064%, 8/25/2024	1,703,107	1,812,703
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,167,270
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,228,152
Freddie Mac, 4%, 7/01/2025-4/01/2044	1,219,719	1,328,751
Freddie Mac, 3.5%, 1/15/2027-10/25/2058	14,273,372	15,312,401
Freddie Mac, 1.481%, 3/25/2027 (i)	1,030,000	75,431
Freddie Mac, 0.71%, 7/25/2027 (i)	29,774,608	955,923
Freddie Mac, 0.562%, 8/25/2027 (i)	24,682,335	612,769
Freddie Mac, 0.427%, 1/25/2028 (i)	42,575,553	830,875
Freddie Mac, 0.434%, 1/25/2028 (i)	17,536,106	352,016
Freddie Mac, 0.269%, 2/25/2028 (i)	49,593,526	511,949
Freddie Mac, 2.5%, 3/15/2028	165,900	169,576
Freddie Mac, 0.261%, 4/25/2028 (i)	31,912,370	308,079
Freddie Mac, 3%, 6/15/2028-2/25/2059	9,787,126	10,389,677
Freddie Mac, 1.218%, 7/25/2029 (i)	4,431,987	349,327
Freddie Mac, 1.268%, 8/25/2029 (i)	7,696,856	636,802
Freddie Mac, 1.915%, 4/25/2030 (i)	1,602,831	230,968
Freddie Mac, 1.984%, 4/25/2030 (i)	4,034,514	607,319
Freddie Mac, 1.765%, 5/25/2030 (i)	2,174,913	293,406
Freddie Mac, 1.906%, 5/25/2030 (i)	4,905,689	715,356
Freddie Mac, 1.436%, 6/25/2030 (i)	1,983,331	219,733
Freddie Mac, 1.704%, 8/25/2030 (i)	1,814,781	241,811
Freddie Mac, 1.262%, 9/25/2030 (i)	1,149,690	113,810
Freddie Mac, 1.172%, 11/25/2030 (i)	2,249,951	208,922
Freddie Mac, 0.423%, 1/25/2031 (i)	8,740,838	241,724
Freddie Mac, 0.873%, 1/25/2031 (i)	3,359,280	232,888
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	207,868
Freddie Mac, 0.625%, 3/25/2031 (i)	6,974,152	315,734
Freddie Mac, 0.837%, 3/25/2031 (i)	2,967,667	199,454
Freddie Mac, 1.224%, 5/25/2031 (i)	1,210,235	133,228
Freddie Mac, 6.5%, 8/01/2032-5/01/2037	250,952	289,398
Freddie Mac, 5.5%, 2/15/2036 (i)	118,737	21,749
Freddie Mac, 4.5%, 12/15/2040 (i)	45,000	4,243
Freddie Mac, 1.75%, 8/15/2041	364,924	374,240
Freddie Mac, UMBS, 6.5%, 8/01/2032	23,618	27,011
Freddie Mac, UMBS, 3%, 7/01/2050	30,137	32,088
Ginnie Mae, 5.5%, 7/15/2033-1/20/2042	945,497	1,103,435
Ginnie Mae, 5.7%, 8/20/2034	344,143	393,029
Ginnie Mae, 4%, 5/16/2039-7/20/2041	1,021,706	1,110,784

5

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 8/15/2039-9/20/2041	$2,416,699	$ 2,711,349
Ginnie Mae, 3.5%, 10/20/2041 (i)	189,947	14,170
Ginnie Mae, 3.5%, 12/15/2041-6/20/2043	3,010,212	3,250,313
Ginnie Mae, 2.5%, 6/20/2042-7/20/2051	2,920,000	3,029,136
Ginnie Mae, 4%, 8/16/2042 (i)	211,080	29,077
Ginnie Mae, 2.25%, 9/20/2043	280,635	285,623
Ginnie Mae, 3%, 4/20/2045-6/20/2051	5,378,099	5,665,610
Ginnie Mae, 5.87%, 4/20/2058	19,335	22,269
Ginnie Mae, 0.56%, 2/16/2059 (i)	1,043,589	45,214
Ginnie Mae, TBA, 2.5%, 7/15/2051	5,975,000	6,183,191
Ginnie Mae, TBA, 3.5%, 7/15/2051	3,525,000	3,700,355
Ginnie Mae, TBA, 4%, 7/15/2051	250,000	263,994
Ginnie Mae, TBA, 2%, 7/21/2051	2,825,000	2,877,086
Ginnie Mae, TBA, 3%, 7/21/2051	2,425,000	2,530,194
UMBS, TBA, 3%, 7/19/2036-8/12/2051	12,375,000	12,896,941
UMBS, TBA, 1.5%, 7/25/2036-8/17/2036	3,325,000	3,361,998
UMBS, TBA, 2%, 7/25/2036-8/12/2051	35,225,000	35,643,009
UMBS, TBA, 2.5%, 7/25/2036-8/25/2051	18,675,000	19,310,824
		$ 210,301,048
Municipals – 2.0%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	$95,000	$ 95,000
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	295,000	297,929
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	210,000	214,050
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026	70,000	73,170
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027	335,000	349,928
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	313,269	326,710
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	4,114,000	4,088,913
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.36%, 12/01/2021	140,000	140,514
New York Transportation Development Corp., Special Facilities Taxable Rev. (Terminal 4 John F. Kennedy International Airport Project), “B”, 1.61%, 12/01/2022	130,000	131,772
Philadelphia, PA, School District, “A”, AGM, 5.995%, 9/01/2030	960,000	1,249,047
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.081%, 5/01/2024	$200,000	$ 201,904
Port Oakland, CA, Senior Lien Refunding Taxable Rev., “R”, 1.517%, 5/01/2026	295,000	298,235
Rhode Island Student Loan Authority, Education Loan Rev., “1”, 2.195%, 12/01/2039	200,000	203,643
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	690,000	701,710
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024	280,000	283,830
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025	225,000	227,754
		$8,884,109
Supranational – 0.3%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$ 1,498,289
U.S. Government Agencies and Equivalents – 7.0%
AID Tunisia, 2.452%, 7/24/2021	$1,444,000	$ 1,443,682
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,854,271
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	20,766,074
Small Business Administration, 6.625%, 7/01/2021	12,138	12,139
Small Business Administration, 6.07%, 3/01/2022	15,799	16,020
Small Business Administration, 4.98%, 11/01/2023	32,394	33,738
Small Business Administration, 4.77%, 4/01/2024	95,995	99,826
Small Business Administration, 5.52%, 6/01/2024	45,527	47,798
Small Business Administration, 4.99%, 9/01/2024	8,901	9,284
Small Business Administration, 5.11%, 4/01/2025	68,680	72,426
Small Business Administration, 2.21%, 2/01/2033	554,601	577,571
Small Business Administration, 2.22%, 3/01/2033	892,518	922,623
Small Business Administration, 3.15%, 7/01/2033	832,446	889,424
Small Business Administration, 3.16%, 8/01/2033	481,484	514,395
Small Business Administration, 3.62%, 9/01/2033	306,074	331,559
Tennessee Valley Authority, 0.75%, 5/15/2025	707,000	711,225
		$31,302,055

6

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 31.4%
U.S. Treasury Bonds, 6.25%, 8/15/2023	$2,891,000	$ 3,255,989
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,336,639
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,408,671
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	429,021
U.S. Treasury Bonds, 1.625%, 5/15/2031	6,239,000	6,334,535
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,815,274
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	9,769,879
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	15,548,481
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	21,059,000	22,784,851
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	3,385,543
U.S. Treasury Notes, 1.5%, 9/15/2022	2,500,000	2,541,113
U.S. Treasury Notes, 0.125%, 9/30/2022	8,770,000	8,768,630
U.S. Treasury Notes, 0.125%, 2/28/2023	15,517,800	15,498,403
U.S. Treasury Notes, 2.5%, 3/31/2023	9,000,000	9,358,945
U.S. Treasury Notes, 0.125%, 5/31/2023	8,057,000	8,039,690
U.S. Treasury Notes, 0.125%, 6/30/2023	7,893,000	7,874,192
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 2.5%, 5/15/2024	$5,385,000	$ 5,704,103
U.S. Treasury Notes, 2%, 8/15/2025	438,000	460,927
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	3,026,844
U.S. Treasury Notes, 2.75%, 2/15/2028	6,000,000	6,611,016
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,837,555
		$ 140,790,301
Total Bonds (Identified Cost, $411,275,175)		$ 428,231,349
Investment Companies (h) – 25.2%
Money Market Funds – 25.2%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $113,075,117)	113,075,117	$ 113,075,117
Other Assets, Less Liabilities – (20.5)%		(92,213,427)
Net Assets – 100.0%		$ 449,093,039

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $113,075,117 and $428,231,349, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,546,269, representing 3.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/21
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	370	$49,025,000	September – 2021	$188,618
7

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Note 5 yr	Short	USD	45	$5,554,336	September – 2021	$15,388
						$204,006
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	89	$14,306,750	September – 2021	$(366,023)
U.S. Treasury Note 2 yr	Long	USD	10	2,203,203	September – 2021	(3,914)
U.S. Treasury Ultra Bond	Short	USD	9	1,734,187	September – 2021	(68,239)
						$(438,176)
At June 30, 2021, the fund had liquid securities with an aggregate value of $328,913 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Government Securities Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $411,275,175)	$428,231,349
Investments in affiliated issuers, at value (identified cost, $113,075,117)	113,075,117
Cash	5,309
Receivables for
Net daily variation margin on open futures contracts	15,603
TBA sale commitments	8,137,472
Fund shares sold	1,466
Interest	1,589,809
Other assets	1,772
Total assets	$551,057,897
Liabilities
Payables for
Investments purchased	$6,356,037
TBA purchase commitments	94,942,141
Fund shares reacquired	201,097
When-issued investments purchased	371,561
Payable to affiliates
Investment adviser	7,603
Administrative services fee	380
Shareholder servicing costs	45
Distribution and/or service fees	2,195
Accrued expenses and other liabilities	83,799
Total liabilities	$101,964,858
Net assets	$449,093,039
Net assets consist of
Paid-in capital	$445,303,699
Total distributable earnings (loss)	3,789,340
Net assets	$449,093,039
Shares of beneficial interest outstanding	35,580,150
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$288,831,008	22,826,936	$12.65
Service Class	160,262,031	12,753,214	12.57
See Notes to Financial Statements
9

MFS Government Securities Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$4,630,655
Dividends from affiliated issuers	25,581
Other	68
Total investment income	$4,656,304
Expenses
Management fee	$1,225,074
Distribution and/or service fees	195,414
Shareholder servicing costs	4,438
Administrative services fee	33,987
Independent Trustees' compensation	4,056
Custodian fee	12,213
Shareholder communications	13,967
Audit and tax fees	32,529
Legal fees	1,664
Miscellaneous	34,375
Total expenses	$1,557,717
Reduction of expenses by investment adviser	(57,014)
Net expenses	$1,500,703
Net investment income (loss)	$3,155,601
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,750,255
Futures contracts	669,898
Foreign currency	36,877
Net realized gain (loss)	$2,457,030
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(12,861,645)
Futures contracts	(415,744)
Forward foreign currency exchange contracts	311,559
Translation of assets and liabilities in foreign currencies	(347,275)
Net unrealized gain (loss)	$(13,313,105)
Net realized and unrealized gain (loss)	$(10,856,075)
Change in net assets from operations	$(7,700,474)
See Notes to Financial Statements
10

MFS Government Securities Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$3,155,601	$8,911,228
Net realized gain (loss)	2,457,030	3,747,385
Net unrealized gain (loss)	(13,313,105)	14,592,878
Change in net assets from operations	$(7,700,474)	$27,251,491
Total distributions to shareholders	$—	$(12,348,081)
Change in net assets from fund share transactions	$6,184,796	$(26,909,816)
Total change in net assets	$(1,515,678)	$(12,006,406)
Net assets
At beginning of period	450,608,717	462,615,123
At end of period	$449,093,039	$450,608,717
See Notes to Financial Statements
11

MFS Government Securities Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.86	$12.45	$12.04	$12.39	$12.51	$12.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.27	$0.31	$0.30	$0.31	$0.31(c)
Net realized and unrealized gain (loss)	(0.30)	0.52	0.48	(0.25)	(0.03)	(0.17)
Total from investment operations	$(0.21)	$0.79	$0.79	$0.05	$0.28	$0.14
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.38)	$(0.40)	$(0.40)	$(0.35)
Net asset value, end of period (x)	$12.65	$12.86	$12.45	$12.04	$12.39	$12.51
Total return (%) (k)(r)(s)(x)	(1.63)(n)	6.38	6.53	0.47	2.22	1.04(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.61(a)	0.61	0.60	0.60	0.60	0.57(c)
Expenses after expense reductions (f)	0.59(a)	0.58	0.58	0.59	0.60	0.56(c)
Net investment income (loss)	1.51(a)	2.11	2.53	2.45	2.45	2.40(c)
Portfolio turnover	163(n)	154	47	35	24	48
Net assets at end of period (000 omitted)	$288,831	$290,413	$298,414	$310,387	$364,445	$388,457
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$12.79	$12.38	$11.96	$12.31	$12.42	$12.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.24	$0.28	$0.26	$0.27	$0.28(c)
Net realized and unrealized gain (loss)	(0.30)	0.52	0.48	(0.24)	(0.02)	(0.18)
Total from investment operations	$(0.22)	$0.76	$0.76	$0.02	$0.25	$0.10
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.34)	$(0.37)	$(0.36)	$(0.32)
Net asset value, end of period (x)	$12.57	$12.79	$12.38	$11.96	$12.31	$12.42
Total return (%) (k)(r)(s)(x)	(1.72)(n)	6.12	6.35	0.17	2.03	0.68(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.86(a)	0.86	0.85	0.85	0.85	0.82(c)
Expenses after expense reductions (f)	0.84(a)	0.83	0.83	0.84	0.85	0.81(c)
Net investment income (loss)	1.25(a)	1.86	2.27	2.20	2.20	2.15(c)
Portfolio turnover	163(n)	154	47	35	24	48
Net assets at end of period (000 omitted)	$160,262	$160,196	$164,201	$171,938	$212,050	$236,831

See Notes to Financial Statements
12

MFS Government Securities Portfolio
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
13

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value
14

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$172,092,356	$—	$172,092,356
Non - U.S. Sovereign Debt	—	1,498,289	—	1,498,289
Municipal Bonds	—	8,884,109	—	8,884,109
U.S. Corporate Bonds	—	6,482,936	—	6,482,936
Residential Mortgage-Backed Securities	—	210,301,048	—	210,301,048
Commercial Mortgage-Backed Securities	—	20,881,284	—	20,881,284
Asset-Backed Securities (including CDOs)	—	7,511,045	—	7,511,045
Foreign Bonds	—	580,282	—	580,282
Mutual Funds	113,075,117	—	—	113,075,117
Total	$113,075,117	$428,231,349	$—	$541,306,466
Other Financial Instruments
Futures Contracts – Assets	$204,006	$—	$—	$204,006
Futures Contracts – Liabilities	(438,176)	—	—	(438,176)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
15

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$204,006	$(438,176)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$669,898
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(415,744)	$—
Foreign Exchange	—	311,559
Total	$(415,744)	$311,559
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
16

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. Interest income is recorded on the accrual basis.
Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the
17

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance. At the time that it enters into a TBA transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$12,348,081
The federal tax cost and the tax basis components of distributable earnings were as follows:
18

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$527,131,917
Gross appreciation	14,966,232
Gross depreciation	(791,683)
Net unrealized appreciation (depreciation)	$14,174,549
As of 12/31/20
Undistributed ordinary income	9,419,231
Capital loss carryforwards	(25,119,051)
Other temporary differences	347,275
Net unrealized appreciation (depreciation)	26,842,359
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(20,788,518)
Long-Term	(4,330,533)
Total	$(25,119,051)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$8,352,164
Service Class	—	3,995,917
Total	$—	$12,348,081
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.55%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $26,610, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.58% of average daily net assets for the Initial Class shares and 0.83% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until undefined. For the six months ended June 30, 2021, this reduction amounted to $30,404, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
19

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $4,209, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $229.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0153% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$683,954,385	$675,311,213
Non-U.S. Government securities	14,893,198	14,089,602
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,226,325	$15,654,261	2,525,329	$33,014,801
Service Class	1,107,159	13,885,672	2,337,906	30,171,357
	2,333,484	$29,539,933	4,863,235	$63,186,158
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	649,974	$8,352,164
Service Class	—	—	312,425	3,995,917
	—	$—	962,399	$12,348,081
Shares reacquired
Initial Class	(973,544)	$(12,338,379)	(4,567,529)	$(58,895,260)
Service Class	(876,382)	(11,016,758)	(3,392,174)	(43,548,795)
	(1,849,926)	$(23,355,137)	(7,959,703)	$(102,444,055)
20

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Net change
Initial Class	252,781	$3,315,882	(1,392,226)	$(17,528,295)
Service Class	230,777	2,868,914	(741,843)	(9,381,521)
	483,558	$6,184,796	(2,134,069)	$(26,909,816)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfoio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 31% and 9%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $780 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$36,456,029	$156,750,680	$80,131,592	$—	$—	$113,075,117
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$25,581	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
21

MFS Government Securities Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
22

MFS Government Securities Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
23

Semiannual Report
June 30, 2021
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-SEM

MFS® High Yield Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS High Yield Portfolio
Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	7.7%
Gaming & Lodging	6.6%
Medical & Health Technology & Services	6.6%
Midstream	4.3%
Building	4.1%
Composition including fixed income credit quality (a)(i)
BB	47.6%
B	35.9%
CCC	13.9%
CC	0.1%
C	0.1%
Not Rated	0.2%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	2.0%
Other (o)	(0.0)%
Portfolio facts (i)
Average Duration (d)	3.6
Average Effective Maturity (m)	4.1 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS High Yield Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.72%	$1,000.00	$1,024.65	$3.61
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,023.17	$4.87
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS High Yield Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.0%
Aerospace & Defense – 2.4%
Bombardier, Inc., 7.5%, 3/15/2025 (n)	$1,543,000	$ 1,586,744
Bombardier, Inc. , 7.125%, 6/15/2026 (n)	397,000	415,659
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,070,000	1,102,100
Moog, Inc., 4.25%, 12/15/2027 (n)	1,515,000	1,568,025
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,060,000	1,118,300
TransDigm, Inc., 6.375%, 6/15/2026	985,000	1,020,430
TransDigm, Inc., 5.5%, 11/15/2027	705,000	734,963
TransDigm, Inc., 4.625%, 1/15/2029 (n)	714,000	714,250
		$8,260,471
Airlines – 0.3%
American Airlines, Inc./AAadvantage Loyalty IP Ltd., 5.5%, 4/20/2026 (n)	$865,000	$ 915,819
Asset-Backed & Securitized – 0.0%
CWCapital Cobalt Ltd., CDO, “F”, FLR, 2.291%, (0% cash or 2.291% PIK), (LIBOR - 3mo. + 1.3%), 4/26/2050 (a)(n)(p)	$1,279,123	$ 128
Automotive – 2.0%
Adient Global Holdings Ltd., 4.875%, 8/15/2026 (n)	$1,190,000	$ 1,224,784
Dana, Inc., 5.375%, 11/15/2027	726,000	773,190
Dana, Inc., 5.625%, 6/15/2028	247,000	267,303
Dana, Inc., 4.25%, 9/01/2030	480,000	493,800
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	1,290,000	1,354,139
Panther BR Aggregator 2 LP/Panther Finance Co., Inc., 8.5%, 5/15/2027 (n)	1,195,000	1,302,789
PM General Purchaser LLC, 9.5%, 10/01/2028 (n)	460,000	484,573
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	560,000	580,832
Wheel Pros, Inc., 6.5%, 5/15/2029 (n)	550,000	556,188
		$7,037,598
Broadcasting – 3.3%
Advantage Sales & Marketing, Inc., 6.5%, 11/15/2028 (n)	$980,000	$ 1,031,450
iHeartCommunications, Inc., 8.375%, 5/01/2027	935,000	1,001,619
Netflix, Inc., 5.875%, 2/15/2025	1,515,000	1,750,704
Netflix, Inc., 5.875%, 11/15/2028	485,000	595,304
Nexstar Broadcasting, Inc., 4.75%, 11/01/2028 (n)	315,000	323,662
Nexstar Escrow Corp., 5.625%, 7/15/2027 (n)	1,155,000	1,224,300
Scripps Escrow II, Inc., 5.875%, 7/15/2027 (n)	1,100,000	1,138,885
Summer (BC) Bidco B LLC , 5.5%, 10/31/2026 (n)	810,000	823,519
Univision Communications, Inc., 4.5%, 5/01/2029 (n)	1,380,000	1,390,350
Issuer	Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$2,205,000	$ 2,226,829
		$11,506,622
Brokerage & Asset Managers – 0.8%
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	$645,000	$ 662,944
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	1,375,000	1,424,844
LPL Holdings, Inc., 4%, 3/15/2029 (n)	637,000	639,847
		$2,727,635
Building – 3.8%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$1,690,000	$ 1,731,760
CP Atlas Buyer, Inc., 7%, 12/01/2028 (n)	641,000	664,236
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	1,100,000	1,104,125
Interface, Inc., 5.5%, 12/01/2028 (n)	1,095,000	1,145,370
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)	1,122,000	1,152,047
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	649,000	726,880
Park River Holdings, Inc., 5.625%, 2/01/2029 (n)	720,000	700,110
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	1,045,000	1,129,875
Specialty Building Products Holdings LLC, 6.375%, 9/30/2026 (n)	820,000	858,716
SRM Escrow Issuer LLC, 6%, 11/01/2028 (n)	1,020,000	1,081,200
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)	765,000	787,269
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,062,000	1,095,188
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	240,000	229,730
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	590,000	631,448
		$13,037,954
Business Services – 2.5%
Ascend Learning LLC, 6.875%, 8/01/2025 (n)	$670,000	$ 682,563
Austin BidCo, Inc., 7.125%, 12/15/2028 (n)	560,000	573,826
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	515,000	538,973
Iron Mountain, Inc., 5.25%, 7/15/2030 (n)	666,000	705,014
Iron Mountain, Inc., REIT, 4.875%, 9/15/2027 (n)	955,000	990,006
Nielsen Finance LLC, 4.5%, 7/15/2029 (n)	1,485,000	1,489,158
Nielsen Finance LLC, 4.75%, 7/15/2031 (n)	383,000	383,958
Paysafe Finance PLC, 4%, 6/15/2029 (z)	820,000	807,700
Switch Ltd., 3.75%, 9/15/2028 (n)	1,244,000	1,259,550

4

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Switch Ltd., 4.125%, 6/15/2029 (n)	$360,000	$ 369,450
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)	770,000	811,387
		$8,611,585
Cable TV – 7.5%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)	$869,000	$ 898,164
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,690,000	2,844,675
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,010,000	1,051,626
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)	1,395,000	1,421,156
CSC Holdings LLC, 5.5%, 4/15/2027 (n)	2,895,000	3,039,895
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	1,595,000	1,656,806
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	395,000	392,531
DISH DBS Corp., 7.75%, 7/01/2026	1,055,000	1,194,788
DISH DBS Corp., 5.125%, 6/01/2029 (n)	675,000	666,515
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023 (a)(d)	695,000	397,888
Intelsat Jackson Holdings S.A., 9.75%, 7/15/2025 (a)(d)(n)	440,000	256,300
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)	980,000	1,056,146
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)	325,000	335,969
Sirius XM Radio, Inc., 4.625%, 7/15/2024 (n)	995,000	1,021,268
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)	1,233,000	1,269,990
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,055,000	2,239,333
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)	1,600,000	1,683,200
Videotron Ltd., 5.375%, 6/15/2024 (n)	290,000	317,550
Videotron Ltd., 5.125%, 4/15/2027 (n)	2,020,000	2,110,900
Videotron Ltd., 3.625%, 6/15/2029 (n)	396,000	403,805
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,715,000	1,755,285
		$26,013,790
Chemicals – 1.9%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)	$534,000	$ 559,365
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	810,000	791,775
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)	885,000	901,523
Element Solutions, Inc., 3.875%, 9/01/2028 (n)	1,137,000	1,160,081
Herens Holdco S.à r.l., 4.75%, 5/15/2028 (n)	890,000	885,550
Ingevity Corp., 3.875%, 11/01/2028 (n)	1,230,000	1,220,775
Starfruit Finance Co./Starfruit U.S. Holding Co. LLC, 8%, 10/01/2026 (n)	970,000	1,028,200
		$6,547,269
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.0%
Calrivate Science Holdings Corp., 4.875%, 6/30/2029 (n)	$410,000	$ 420,763
Camelot Finance S.A., 4.5%, 11/01/2026 (n)	1,585,000	1,658,306
PTC, Inc., 3.625%, 2/15/2025 (n)	955,000	983,650
PTC, Inc., 4%, 2/15/2028 (n)	540,000	557,820
		$3,620,539
Computer Software - Systems – 1.6%
Endurance International Group Holdings, Inc., 6%, 2/15/2029 (n)	$560,000	$ 554,400
Fair Isaac Corp., 5.25%, 5/15/2026 (n)	1,965,000	2,210,625
Fair Isaac Corp., 4%, 6/15/2028 (n)	250,000	258,415
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	1,520,000	1,610,744
Twilio, Inc., 3.625%, 3/15/2029	770,000	785,400
		$5,419,584
Conglomerates – 3.7%
Amsted Industries Co., 5.625%, 7/01/2027 (n)	$1,335,000	$ 1,406,756
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)	1,685,000	1,729,568
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	338,000	344,338
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)	1,460,000	1,485,550
EnerSys, 5%, 4/30/2023 (n)	790,000	824,562
EnerSys, 4.375%, 12/15/2027 (n)	495,000	515,142
Gates Global LLC, 6.25%, 1/15/2026 (n)	840,000	879,913
Granite Holdings U.S. Acquisition Co., 11%, 10/01/2027 (n)	715,000	797,225
Griffon Corp., 5.75%, 3/01/2028	1,195,000	1,269,687
Stevens Holding Co., Inc., 6.125%, 10/01/2026 (n)	1,030,000	1,104,675
TriMas Corp., 4.125%, 4/15/2029 (n)	2,336,000	2,364,733
		$12,722,149
Construction – 1.7%
Empire Communities Corp., 7%, 12/15/2025 (n)	$760,000	$ 798,000
Mattamy Group Corp., 5.25%, 12/15/2027 (n)	510,000	532,950
Mattamy Group Corp., 4.625%, 3/01/2030 (n)	880,000	898,920
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 2/15/2028 (n)	1,245,000	1,274,096
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)	565,000	637,885
Taylor Morrison Communities, Inc., 5.125%, 8/01/2030 (n)	550,000	596,134
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)	938,000	970,830
		$5,708,815

5

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.5%
Coty, Inc., 6.5%, 4/15/2026 (n)	$800,000	$ 810,440
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)	1,105,000	1,106,138
Mattel, Inc., 3.375%, 4/01/2026 (n)	783,000	812,362
Mattel, Inc., 5.875%, 12/15/2027 (n)	546,000	595,140
Mattel, Inc., 5.45%, 11/01/2041	315,000	363,038
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)	945,000	994,858
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)	420,000	404,933
		$5,086,909
Consumer Services – 3.6%
Allied Universal Holdco LLC, 6.625%, 7/15/2026 (n)	$320,000	$ 339,274
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	740,000	814,925
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	465,000	471,412
ANGI Group LLC, 3.875%, 8/15/2028 (n)	1,130,000	1,122,937
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	935,000	963,050
Garda World Security Corp., 4.625%, 2/15/2027 (n)	350,000	351,750
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	1,543,000	1,532,970
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	728,000	806,260
Match Group, Inc., 5%, 12/15/2027 (n)	960,000	1,009,200
Match Group, Inc., 4.625%, 6/01/2028 (n)	1,340,000	1,393,426
Match Group, Inc., 4.125%, 8/01/2030 (n)	365,000	371,388
Realogy Group LLC, 9.375%, 4/01/2027 (n)	750,000	833,355
Realogy Group LLC, 5.75%, 1/15/2029 (n)	320,000	334,525
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,484,000	1,463,224
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/2026 (n)	630,000	657,783
		$12,465,479
Containers – 3.4%
ARD Finance S.A., 6.5%, (6.5% cash or 7.25% PIK) 6/30/2027 (n)(p)	$610,000	$ 640,500
Ardagh Metal Packaging, 3.25%, 9/01/2028 (n)	550,000	548,407
Ardagh Metal Packaging, 4%, 9/01/2029 (n)	950,000	941,996
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,305,000	1,331,100
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.5%, 1/15/2023	892,000	934,370
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,510,000	1,619,475
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	610,000	632,997
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)	$940,000	$ 954,100
Greif, Inc., 6.5%, 3/01/2027 (n)	890,000	938,683
Reynolds Group, 4%, 10/15/2027 (n)	1,225,000	1,216,513
Silgan Holdings, Inc., 4.75%, 3/15/2025	1,110,000	1,128,037
Silgan Holdings, Inc., 4.125%, 2/01/2028	740,000	767,750
		$11,653,928
Electrical Equipment – 0.4%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$1,510,000	$ 1,545,862
Electronics – 1.9%
Diebold Nixdorf, Inc., 8.5%, 4/15/2024	$240,000	$ 245,700
Diebold Nixdorf, Inc., 9.375%, 7/15/2025 (n)	570,000	631,987
Entegris, Inc., 4.375%, 4/15/2028 (n)	390,000	407,063
Entegris, Inc., 3.625%, 5/01/2029 (n)	1,150,000	1,164,375
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	745,000	827,881
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,480,000	1,648,350
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	675,000	711,343
Synaptics, Inc., 4%, 6/15/2029 (n)	980,000	984,900
		$6,621,599
Energy - Independent – 3.7%
Apache Corp., 4.375%, 10/15/2028	$1,015,000	$ 1,080,467
Apache Corp., 4.75%, 4/15/2043	535,000	556,240
Callon Petroleum Co., 8%, 8/01/2028 (n)	415,000	419,669
CNX Resources Corp., 6%, 1/15/2029 (n)	885,000	956,880
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	370,000	394,135
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	550,000	561,000
EQT Corp., 5%, 1/15/2029	855,000	953,299
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	525,000	582,750
Murphy Oil Corp., 5.875%, 12/01/2027	460,000	480,102
Occidental Petroleum Corp., 5.875%, 9/01/2025	795,000	884,437
Occidental Petroleum Corp., 5.5%, 12/01/2025	845,000	933,742
Occidental Petroleum Corp., 6.45%, 9/15/2036	670,000	801,052
Occidental Petroleum Corp., 6.6%, 3/15/2046	995,000	1,182,756
Range Resources Corp., 9.25%, 2/01/2026	325,000	358,313
Range Resources Corp., 8.25%, 1/15/2029 (n)	560,000	631,400
SM Energy Co., 6.5%, 7/15/2028	370,000	380,175
Southwestern Energy Co., 6.45%, 1/23/2025	477,400	528,482

6

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
Southwestern Energy Co., 7.5%, 4/01/2026	$755,900	$ 800,309
Southwestern Energy Co., 7.75%, 10/01/2027	205,000	222,423
		$12,707,631
Entertainment – 3.1%
AMC Entertainment Holdings, Inc., 12%, (10% cash or 12% PIK) 6/15/2026 (n)(p)	$330,000	$ 337,838
Boyne USA, Inc., 4.75%, 5/15/2029 (n)	1,175,000	1,212,283
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	1,640,000	1,781,450
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	790,000	827,525
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.375%, 4/15/2027	570,000	587,100
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Operations LLC, 5.25%, 7/15/2029	565,000	581,950
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)	1,168,000	1,216,332
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (n)	550,000	569,938
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	645,000	653,062
NCL Corp. Ltd., 3.625%, 12/15/2024 (n)	425,000	410,125
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	465,000	487,088
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	1,195,000	1,251,523
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	860,000	868,600
		$10,784,814
Financial Institutions – 2.7%
Avation Capital S.A., 9%, (8.25% cash or 9% PIK) 10/31/2026 (n)(p)	$635,000	$ 526,256
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	1,180,000	1,222,775
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	790,000	822,390
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)	2,353,878	2,365,647
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	1,390,000	1,390,028
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,055,000	1,093,276
OneMain Finance Corp., 6.875%, 3/15/2025	555,000	626,373
OneMain Finance Corp., 8.875%, 6/01/2025	509,000	564,323
OneMain Finance Corp., 7.125%, 3/15/2026	490,000	570,708
		$9,181,776
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 3.1%
Aramark Services, Inc., 6.375%, 5/01/2025 (n)	$1,440,000	$ 1,530,000
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	1,750,000	1,922,812
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	570,000	637,477
Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,615,000	1,830,116
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,110,000	1,166,555
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	805,000	853,300
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	805,000	818,548
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	780,000	780,000
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,205,000	1,229,100
		$10,767,908
Gaming & Lodging – 6.5%
Boyd Gaming Corp., 4.75%, 12/01/2027	$1,000,000	$ 1,035,000
Boyd Gaming Corp., 4.75%, 6/15/2031 (n)	405,000	420,188
Caesars Resort Collection LLC/CRC Finco, Inc., 5.25%, 10/15/2025 (n)	1,135,000	1,149,188
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	880,000	924,000
Colt Merger Sub, Inc., 5.75%, 7/01/2025 (n)	695,000	732,356
Colt Merger Sub, Inc., 8.125%, 7/01/2027 (n)	857,000	953,155
Hilton Domestic Operating Co., Inc., 3.75%, 5/01/2029 (n)	1,070,000	1,080,700
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	1,045,000	1,031,938
International Game Technology PLC, 4.125%, 4/15/2026 (n)	1,505,000	1,567,081
Marriott Ownership Resorts, Inc., 4.5%, 6/15/2029 (n)	655,000	664,006
MGM China Holdings Ltd., 5.875%, 5/15/2026 (n)	535,000	561,750
MGM China Holdings Ltd., 4.75%, 2/01/2027 (n)	354,000	360,807
MGM Growth Properties LLC, 4.625%, 6/15/2025 (n)	1,070,000	1,143,156
MGM Growth Properties LLC, 5.75%, 2/01/2027	415,000	461,737
MGM Growth Properties LLC, 3.875%, 2/15/2029 (n)	708,000	719,024
MGM Resorts International, 6.75%, 5/01/2025	990,000	1,060,448
MGM Resorts International, 5.5%, 4/15/2027	720,000	790,200
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	700,000	699,125
Scientific Games Corp., 8.25%, 3/15/2026 (n)	615,000	659,575

7

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Scientific Games International, Inc., 7%, 5/15/2028 (n)	$645,000	$ 704,469
VICI Properties LP, REIT, 4.25%, 12/01/2026 (n)	765,000	795,768
VICI Properties LP, REIT, 3.75%, 2/15/2027 (n)	1,135,000	1,154,431
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,230,000	1,276,998
Wynn Macau Ltd., 5.5%, 1/15/2026 (n)	575,000	602,681
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,028,000	1,071,690
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	815,000	860,844
		$22,480,315
Industrial – 0.3%
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	$1,178,000	$ 1,216,521
Insurance - Property & Casualty – 1.0%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$190,000	$ 193,800
Alliant Holdings Intermediate LLC, 6.75%, 10/15/2027 (n)	1,385,000	1,455,580
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	665,000	665,000
Broadstreet Partners, Inc., 5.875%, 4/15/2029 (n)	625,000	637,500
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	320,000	340,800
		$3,292,680
Major Banks – 0.3%
UBS Group AG, 6.875% to 8/07/2025, FLR (Swap Rate - 5yr. + 4.59%) to 12/29/2049	$895,000	$ 1,018,725
Medical & Health Technology & Services – 6.5%
AdaptHealth LLC, 4.625%, 8/01/2029 (n)	$870,000	$ 880,875
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,454,000	1,535,090
BCPE Cycle Merger Sub II, Inc., 10.625%, 7/15/2027 (n)	610,000	639,737
Catalent, Inc., 3.125%, 2/15/2029 (n)	1,520,000	1,471,938
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,372,000	1,390,865
CHS/Community Health Systems, Inc., 6.625%, 2/15/2025 (n)	1,125,000	1,189,676
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	190,000	211,385
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	685,000	695,275
DaVita, Inc., 4.625%, 6/01/2030 (n)	765,000	786,588
DaVita, Inc., 3.75%, 2/15/2031 (n)	624,000	599,040
Encompass Health Corp., 5.75%, 9/15/2025	515,000	529,806
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Encompass Health Corp., 4.625%, 4/01/2031	$635,000	$ 680,371
HCA, Inc., 5.375%, 2/01/2025	260,000	293,280
HCA, Inc., 5.875%, 2/15/2026	1,345,000	1,554,349
HCA, Inc., 5.625%, 9/01/2028	320,000	379,200
HCA, Inc., 5.875%, 2/01/2029	395,000	476,962
HCA, Inc., 3.5%, 9/01/2030	1,380,000	1,470,211
HealthSouth Corp., 5.125%, 3/15/2023	337,000	337,843
Heartland Dental LLC, 8.5%, 5/01/2026 (n)	680,000	708,900
IQVIA Holdings, Inc., 5%, 10/15/2026 (n)	1,200,000	1,242,000
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	1,510,000	1,581,725
LifePoint Health, Inc., 4.375%, 2/15/2027 (n)	380,000	384,560
LifePoint Health, Inc., 5.375%, 1/15/2029 (n)	430,000	419,250
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	825,000	887,906
Syneos Health, Inc., 3.625%, 1/15/2029 (n)	1,471,000	1,456,290
US Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	550,000	568,315
		$22,371,437
Medical Equipment – 0.8%
Hill-Rom Holdings, Inc., 4.375%, 9/15/2027 (n)	$1,330,000	$ 1,376,550
Teleflex, Inc., 4.625%, 11/15/2027	1,230,000	1,310,184
		$2,686,734
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,140,000	$ 1,208,400
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	1,155,000	1,143,450
Compass Minerals International, Inc., 6.75%, 12/01/2027 (n)	985,000	1,058,875
First Quantum Minerals Ltd., 6.875%, 3/01/2026 (n)	200,000	209,222
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	678,000	738,817
Freeport-McMoRan, Inc., 5%, 9/01/2027	960,000	1,014,000
Freeport-McMoRan, Inc., 4.375%, 8/01/2028	550,000	580,938
Freeport-McMoRan, Inc., 5.25%, 9/01/2029	810,000	894,037
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	816,000	837,420
Grinding Media, Inc./Moly-Cop AltaSteel Ltd., 7.375%, 12/15/2023 (n)	1,075,000	1,099,230
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,505,000	1,554,855
Novelis Corp., 5.875%, 9/30/2026 (n)	1,490,000	1,549,979
Novelis Corp., 4.75%, 1/30/2030 (n)	570,000	598,500
Petra Diamonds US$ Treasury PLC, 10.5%, 3/08/2026 (n)	102,000	99,705
		$12,587,428

8

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 4.0%
Cheniere Energy Partners LP, 4.5%, 10/01/2029	$314,000	$ 337,550
Cheniere Energy, Inc., 4%, 3/01/2031 (n)	965,000	1,008,425
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	771,000	782,819
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	1,111,000	1,135,209
EnLink Midstream Partners LP, 4.85%, 7/15/2026	640,000	662,400
EnLink Midstream Partners LP, 5.625%, 1/15/2028 (n)	712,000	752,150
EQM Midstream Partners LP, 6%, 7/01/2025 (n)	248,000	269,700
EQM Midstream Partners LP, 6.5%, 7/01/2027 (n)	240,000	267,600
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,910,000	2,063,908
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	480,000	488,341
Genesis Energy LP/Genesis Energy Finance Corp., 5.625%, 6/15/2024	290,000	290,725
Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/2026	825,500	827,564
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	80,000	84,050
Northriver Midstream Finance LP, 5.625%, 2/15/2026 (n)	1,235,000	1,281,312
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,385,000	1,560,383
Targa Resources Partners LP/Targa Resources Finance Corp., 4.875%, 2/01/2031 (n)	735,000	795,637
Western Midstream Operating LP, 5.3%, 2/01/2030	635,000	711,203
Western Midstream Operation LP, 4.65%, 7/01/2026	320,000	341,498
Western Midstream Operation LP, 5.5%, 8/15/2048	260,000	282,981
		$13,943,455
Municipals – 0.1%
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Rev. (Cogeneration Facilities - AES Puerto Rico Project), 9.12%, 6/01/2022	$355,000	$ 363,875
Network & Telecom – 0.3%
Front Range BidCo, Inc., 6.125%, 3/01/2028 (n)	$995,000	$ 1,016,144
Oil Services – 0.2%
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	$530,000	$ 561,800
Issuer	Shares/Par	Value ($)
Bonds – continued
Oils – 0.3%
PBF Holding Co. LLC/PBF Finance Corp., 7.25%, 6/15/2025	$655,000	$ 497,800
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028	675,000	462,375
		$960,175
Personal Computers & Peripherals – 0.5%
NCR Corp., 5%, 10/01/2028 (n)	$1,195,000	$ 1,235,714
NCR Corp., 5.125%, 4/15/2029 (n)	590,000	608,437
		$1,844,151
Pharmaceuticals – 2.7%
Bausch Health Companies, Inc., 6.125%, 4/15/2025 (n)	$2,316,000	$ 2,373,900
Bausch Health Companies, Inc., 5%, 1/30/2028 (n)	1,790,000	1,698,263
Bausch Health Companies, Inc., 5%, 2/15/2029 (n)	580,000	540,850
Emergent BioSolutions, Inc., 3.875%, 8/15/2028 (n)	774,000	758,148
Endo Luxembourg Finance Co I S.à r.l., 6.125%, 4/01/2029 (n)	550,000	539,000
Jazz Securities DAC, 4.375%, 1/15/2029 (n)	1,150,000	1,192,320
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)	781,000	796,464
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)	731,000	753,076
Par Pharmaceutical, Inc., 7.5%, 4/01/2027 (n)	575,000	587,840
		$9,239,861
Pollution Control – 0.8%
GFL Environmental, Inc., 3.75%, 8/01/2025 (n)	$325,000	$ 333,938
GFL Environmental, Inc., 4%, 8/01/2028 (n)	560,000	553,196
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	645,000	643,387
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)	320,000	332,256
Stericycle, Inc., 3.875%, 1/15/2029 (n)	880,000	878,266
		$2,741,043
Precious Metals & Minerals – 0.4%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)	$845,000	$ 879,096
Taseko Mines Ltd., 7%, 2/15/2026 (n)	550,000	573,375
		$1,452,471
Printing & Publishing – 0.4%
Cimpress N.V., 7%, 6/15/2026 (n)	$1,255,000	$ 1,322,983
Railroad & Shipping – 0.3%
Watco Cos. LLC/Watco Finance Corp., 6.5%, 6/15/2027 (n)	$993,000	$ 1,062,510

9

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Other – 0.8%
EPR Properties, REIT, 4.5%, 6/01/2027	$725,000	$ 773,003
EPR Properties, REIT, 4.95%, 4/15/2028	155,000	167,407
InterMed Holdings Ltd., 5.875%, 10/01/2028 (n)	945,000	1,006,312
XHR LP, REIT, 4.875%, 6/01/2029 (n)	965,000	996,362
		$2,943,084
Retailers – 0.8%
L Brands, Inc., 5.25%, 2/01/2028	$1,840,000	$ 2,058,500
L Brands, Inc., 6.625%, 10/01/2030 (n)	405,000	468,787
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	330,000	330,000
		$2,857,287
Specialty Chemicals – 0.3%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)	$955,000	$ 1,003,944
Specialty Stores – 1.4%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$1,183,000	$ 1,203,702
Magic Mergeco, Inc., 5.25%, 5/01/2028 (n)	550,000	564,262
Magic Mergeco, Inc., 7.875%, 5/01/2029 (n)	550,000	567,188
Penske Automotive Group Co., 3.75%, 6/15/2029	1,427,000	1,435,906
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/2028 (n)	500,000	519,375
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	500,000	551,250
		$4,841,683
Supermarkets – 0.6%
Albertsons Cos. LLC/Safeway, Inc., 5.75%, 3/15/2025	$119,000	$ 121,677
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	1,245,000	1,302,208
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	825,000	815,719
		$2,239,604
Telecommunications - Wireless – 4.3%
Altice France S.A., 8.125%, 2/01/2027 (n)	$1,085,000	$ 1,182,107
Altice France S.A., 5.5%, 1/15/2028 (n)	805,000	835,349
Altice France S.A., 6%, 2/15/2028 (n)	975,000	970,905
Altice France S.A., 5.125%, 7/15/2029 (n)	1,195,000	1,200,855
Digicel International Finance Ltd., 8.75%, 5/25/2024 (n)	730,000	760,113
SBA Communications Corp., 3.875%, 2/15/2027	754,000	774,286
SBA Communications Corp., 3.125%, 2/01/2029 (n)	1,155,000	1,113,496
Sprint Capital Corp., 6.875%, 11/15/2028	1,530,000	1,962,225
Sprint Corp., 7.125%, 6/15/2024	410,000	473,038
Sprint Corp., 7.625%, 3/01/2026	1,875,000	2,287,500
T-Mobile USA, Inc., 2.25%, 2/15/2026	560,000	564,200
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
T-Mobile USA, Inc., 5.375%, 4/15/2027	$1,430,000	$ 1,522,507
T-Mobile USA, Inc., 2.625%, 2/15/2029	1,168,000	1,153,400
		$14,799,981
Tobacco – 0.4%
Vector Group Ltd., 10.5%, 11/01/2026 (n)	$545,000	$ 578,381
Vector Group Ltd., 5.75%, 2/01/2029 (n)	630,000	641,787
		$1,220,168
Utilities - Electric Power – 2.5%
Calpine Corp., 4.5%, 2/15/2028 (n)	$995,000	$ 1,014,900
Calpine Corp., 5.125%, 3/15/2028 (n)	1,260,000	1,282,050
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	615,000	644,981
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,515,000	1,507,425
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)	146,000	154,030
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	640,000	692,576
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	688,000	725,840
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	650,000	670,313
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,270,000	1,344,612
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	480,000	491,602
		$8,528,329
Total Bonds (Identified Cost, $323,196,959)		$ 331,542,252
Floating Rate Loans (r) – 0.5%
Broadcasting – 0.1%
Nexstar Broadcasting, Inc., Term Loan B4, 2.592%, 9/18/2026	$289,883	$ 288,899
Cable TV – 0.1%
CSC Holdings LLC, Term Loan B5, 2.572%, 4/15/2027	$331,800	$ 328,344
Chemicals – 0.1%
Axalta Coating Systems U.S. Holdings, Inc., Term Loan B3, 1.897%, 6/01/2024	$274,207	$ 272,248
Element Solutions, Inc., Term Loan B1, 2.104%, 1/31/2026	330,120	329,570
		$601,818
Computer Software - Systems – 0.1%
SS&C Technologies, Inc., Term Loan B5, 1.854%, 4/16/2025	$329,892	$ 326,049
Pharmaceuticals – 0.1%
Bausch Health Companies, Inc., Term Loan B, 2.854%, 11/27/2025	$288,000	$ 285,760
Total Floating Rate Loans (Identified Cost, $1,849,454)		$ 1,830,870

10

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – 0.2%
Construction – 0.1%
ICA Tenedora, S.A. de C.V. (a)	147,380	$ 329,672
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$ 315,010
Precious Metals & Minerals – 0.0%
Petra Diamonds Ltd. (a)	2,704,982	$ 55,005
Total Common Stocks (Identified Cost, $449,278)		$ 699,687
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant, Expiration 6/13/23) (a)	$11.50	8/24/18	670	$ 7
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant, Expiration 6/13/23) (a)	13.23	8/24/18	670	7
Total Warrants (Identified Cost, $0)				$ 14
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $7,184,930)	7,184,930	$ 7,184,930
Other Assets, Less Liabilities – 1.2%		4,292,935
Net Assets – 100.0%		$345,550,688

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,184,930 and $334,072,823, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $265,168,490, representing 76.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Paysafe Finance PLC, 4%, 6/15/2029	6/10/2021	$820,000	$807,700
% of Net assets			0.2%

11

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
See Notes to Financial Statements
12

MFS High Yield Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $325,495,691)	$334,072,823
Investments in affiliated issuers, at value (identified cost, $7,184,930)	7,184,930
Cash	2,356
Receivables for
Investments sold	5,407,730
Fund shares sold	28,859
Interest	4,746,865
Receivable from investment adviser	1,337
Other assets	1,460
Total assets	$351,446,360
Liabilities
Payables for
Investments purchased	$5,412,169
Fund shares reacquired	371,804
Payable to affiliates
Administrative services fee	306
Shareholder servicing costs	74
Distribution and/or service fees	547
Accrued expenses and other liabilities	110,772
Total liabilities	$5,895,672
Net assets	$345,550,688
Net assets consist of
Paid-in capital	$356,063,360
Total distributable earnings (loss)	(10,512,672)
Net assets	$345,550,688
Shares of beneficial interest outstanding	59,488,797
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$305,657,577	52,536,952	$5.82
Service Class	39,893,111	6,951,845	5.74
See Notes to Financial Statements
13

MFS High Yield Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$8,493,470
Other	16,248
Dividends from affiliated issuers	2,763
Total investment income	$8,512,481
Expenses
Management fee	$1,203,298
Distribution and/or service fees	49,519
Shareholder servicing costs	7,271
Administrative services fee	27,487
Independent Trustees' compensation	3,412
Custodian fee	9,834
Shareholder communications	22,421
Audit and tax fees	40,892
Legal fees	1,277
Miscellaneous	19,027
Total expenses	$1,384,438
Reduction of expenses by investment adviser	(96,325)
Net expenses	$1,288,113
Net investment income (loss)	$7,224,368
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$3,880,496
Affiliated issuers	(1,981)
Net realized gain (loss)	$3,878,515
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(2,922,775)
Affiliated issuers	1,982
Net unrealized gain (loss)	$(2,920,793)
Net realized and unrealized gain (loss)	$957,722
Change in net assets from operations	$8,182,090
See Notes to Financial Statements
14

MFS High Yield Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$7,224,368	$15,210,983
Net realized gain (loss)	3,878,515	(2,471,599)
Net unrealized gain (loss)	(2,920,793)	2,203,310
Change in net assets from operations	$8,182,090	$14,942,694
Total distributions to shareholders	$—	$(18,798,097)
Change in net assets from fund share transactions	$(13,923,667)	$(13,092,189)
Total change in net assets	$(5,741,577)	$(16,947,592)
Net assets
At beginning of period	351,292,265	368,239,857
At end of period	$345,550,688	$351,292,265
See Notes to Financial Statements
15

MFS High Yield Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$5.68	$5.72	$5.28	$5.77	$5.78	$5.43
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.25	$0.27	$0.28	$0.28	$0.32(c)
Net realized and unrealized gain (loss)	0.02	0.03(g)	0.50	(0.45)	0.10	0.42
Total from investment operations	$0.14	$0.28	$0.77	$(0.17)	$0.38	$0.74
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.33)	$(0.32)	$(0.39)	$(0.39)
Net asset value, end of period (x)	$5.82	$5.68	$5.72	$5.28	$5.77	$5.78
Total return (%) (k)(r)(s)(x)	2.46(n)	5.09	14.81	(3.08)	6.69	13.82(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.78	0.77	0.77	0.78	0.76(c)
Expenses after expense reductions (f)	0.72(a)	0.72	0.72	0.72	0.72	0.70(c)
Net investment income (loss)	4.23(a)	4.50	4.78	4.91	4.78	5.60(c)
Portfolio turnover	37(n)	54	59	40	49	41
Net assets at end of period (000 omitted)	$305,658	$310,121	$324,544	$320,380	$384,393	$404,118
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$5.61	$5.65	$5.22	$5.70	$5.72	$5.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.23	$0.25	$0.26	$0.26	$0.30(c)
Net realized and unrealized gain (loss)	0.02	0.03(g)	0.49	(0.43)	0.10	0.43
Total from investment operations	$0.13	$0.26	$0.74	$(0.17)	$0.36	$0.73
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.31)	$(0.31)	$(0.38)	$(0.38)
Net asset value, end of period (x)	$5.74	$5.61	$5.65	$5.22	$5.70	$5.72
Total return (%) (k)(r)(s)(x)	2.32(n)	4.85	14.44	(3.24)	6.31	13.64(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.03	1.02	1.02	1.03	1.02(c)
Expenses after expense reductions (f)	0.97(a)	0.97	0.97	0.97	0.97	0.95(c)
Net investment income (loss)	3.98(a)	4.25	4.54	4.66	4.54	5.36(c)
Portfolio turnover	37(n)	54	59	40	49	41
Net assets at end of period (000 omitted)	$39,893	$41,171	$43,696	$44,995	$58,499	$69,189

See Notes to Financial Statements
16

MFS High Yield Portfolio
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
17

MFS High Yield Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
18

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Mexico	$—	$329,672	$—	$329,672
United States	—	14	315,010	315,024
United Kingdom	55,005	—	—	55,005
Municipal Bonds	—	363,875	—	363,875
U.S. Corporate Bonds	—	291,986,468	—	291,986,468
Asset-Backed Securities (including CDOs)	—	128	—	128
Foreign Bonds	—	39,191,781	—	39,191,781
Floating Rate Loans	—	1,830,870	—	1,830,870
Mutual Funds	7,184,930	—	—	7,184,930
Total	$7,239,935	$333,702,808	$315,010	$341,257,753
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/20	$315,010
Change in unrealized appreciation or depreciation	0
Balance as of 6/30/21	$315,010
The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2021 is $0. At June 30, 2021, the fund held one level 3 security.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign
19

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$18,798,097
The federal tax cost and the tax basis components of distributable earnings were as follows:
20

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$334,040,992
Gross appreciation	10,323,377
Gross depreciation	(3,106,616)
Net unrealized appreciation (depreciation)	$7,216,761
As of 12/31/20
Undistributed ordinary income	16,799,721
Capital loss carryforwards	(45,441,992)
Net unrealized appreciation (depreciation)	9,947,509
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2020, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(852,156)
Long-Term	(44,589,836)
Total	$(45,441,992)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$16,642,508
Service Class	—	2,155,589
Total	$—	$18,798,097
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $20,540, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $75,785, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
21

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $6,807, which equated to 0.0040% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $464.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0160% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $129,296,270 and $125,040,422, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,162,920	$6,633,778	3,732,526	$20,503,790
Service Class	295,083	1,665,965	890,297	4,876,990
	1,458,003	$8,299,743	4,622,823	$25,380,780
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,048,078	$16,642,508
Service Class	—	—	399,183	2,155,589
	—	$—	3,447,261	$18,798,097
Shares reacquired
Initial Class	(3,214,025)	$(18,379,172)	(8,904,252)	$(48,212,643)
Service Class	(681,622)	(3,844,238)	(1,679,808)	(9,058,423)
	(3,895,647)	$(22,223,410)	(10,584,060)	$(57,271,066)
Net change
Initial Class	(2,051,105)	$(11,745,394)	(2,123,648)	$(11,066,345)
Service Class	(386,539)	(2,178,273)	(390,328)	(2,025,844)
	(2,437,644)	$(13,923,667)	(2,513,976)	$(13,092,189)
22

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 20%, 6%, and 5%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $610 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,433,544	$50,664,763	$58,913,378	$(1,981)	$1,982	$7,184,930
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,763	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
23

MFS High Yield Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
24

MFS High Yield Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
25

Semiannual Report
June 30, 2021
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-SEM

MFS® International Growth Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS International Growth Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.7%
Nestle S.A.	4.5%
Roche Holding AG	4.2%
SAP SE	3.3%
LVMH Moet Hennessy Louis Vuitton SE	3.2%
Hitachi Ltd.	3.2%
AIA Group Ltd.	3.2%
Novartis AG	2.7%
Schneider Electric SE	2.6%
Diageo PLC	2.6%
GICS equity sectors (g)
Consumer Staples	16.3%
Industrials	15.6%
Consumer Discretionary	14.4%
Information Technology	13.4%
Health Care	12.3%
Materials	10.2%
Financials	10.1%
Communication Services	3.8%
Energy	1.4%
Utilities	0.6%
Issuer country weightings (x)
France	16.0%
Switzerland	12.6%
United Kingdom	8.8%
Germany	8.1%
Japan	7.5%
Canada	6.8%
Taiwan	6.2%
China	5.8%
India	5.7%
Other Countries	22.5%
Currency exposure weightings (y)
Euro	30.5%
Swiss Franc	12.6%
British Pound Sterling	10.1%
Hong Kong Dollar	8.5%
Japanese Yen	7.5%
Taiwan Dollar	6.2%
Indian Rupee	5.7%
United States Dollar	5.6%
Canadian Dollar	4.7%
Other Currencies	8.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS International Growth Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.88%	$1,000.00	$1,075.82	$4.53
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,074.84	$5.81
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS International Growth Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Aerospace & Defense – 0.8%
Rolls-Royce Holdings PLC (a)	1,146,689	$ 1,569,084
Alcoholic Beverages – 4.5%
Diageo PLC	109,742	$ 5,254,009
Pernod Ricard S.A.	17,383	3,858,547
		$9,112,556
Apparel Manufacturers – 5.4%
Burberry Group PLC	62,275	$ 1,779,756
Kering S.A.	2,858	2,497,600
LVMH Moet Hennessy Louis Vuitton SE	8,327	6,529,505
		$10,806,861
Automotive – 1.1%
Koito Manufacturing Co. Ltd.	21,600	$ 1,343,499
Mahindra & Mahindra Ltd.	90,711	949,091
		$2,292,590
Biotechnology – 0.2%
Hugel, Inc. (a)	1,879	$ 399,777
Brokerage & Asset Managers – 1.0%
Deutsche Boerse AG	6,151	$ 1,073,611
London Stock Exchange Group	9,081	1,001,171
		$2,074,782
Business Services – 3.1%
Cap Gemini S.A.	8,616	$ 1,655,061
Experian PLC	72,088	2,778,180
Infosys Technologies Ltd., ADR	86,882	1,841,030
		$6,274,271
Chemicals – 0.7%
UPL Ltd.	135,547	$ 1,445,829
Computer Software – 4.4%
Dassault Systemes S.A.	4,668	$ 1,131,924
Kingsoft Corp.	158,000	947,272
SAP SE	46,914	6,610,865
Wisetech Global Ltd.	11,001	263,429
		$8,953,490
Computer Software - Systems – 4.3%
Amadeus IT Group S.A. (a)	19,774	$ 1,390,878
Hitachi Ltd.	113,300	6,487,252
NICE Systems Ltd., ADR (a)	3,178	786,428
		$8,664,558
Consumer Products – 5.2%
Kao Corp.	23,700	$ 1,458,117
KOSE Corp.	6,800	1,069,931
L'Oréal	6,619	2,949,459
Reckitt Benckiser Group PLC	55,753	4,933,566
		$10,411,073
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.7%
Prysmian S.p.A.	59,501	$ 2,132,827
Schneider Electric SE	33,909	5,334,744
		$7,467,571
Electronics – 6.2%
Delta Electronics, Inc.	279,000	$ 3,034,078
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	78,460	9,427,754
		$12,461,832
Energy - Independent – 1.4%
Oil Search Ltd.	279,476	$ 798,549
Reliance Industries Ltd.	69,985	1,987,271
		$2,785,820
Food & Beverages – 4.5%
Nestle S.A.	72,703	$ 9,053,596
Food & Drug Stores – 0.5%
Sugi Holdings Co. Ltd.	14,500	$ 1,057,203
Gaming & Lodging – 1.3%
Flutter Entertainment PLC (a)	14,186	$ 2,579,508
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	188,962	$ 616,823
Insurance – 3.2%
AIA Group Ltd.	516,800	$ 6,423,142
Internet – 6.1%
Alibaba Group Holding Ltd. (a)	159,100	$ 4,508,069
NAVER Corp.	8,969	3,325,096
Tencent Holdings Ltd.	46,400	3,490,025
Z Holdings Corp.	193,600	970,309
		$12,293,499
Leisure & Toys – 0.6%
Prosus N.V.	12,307	$ 1,203,487
Machinery & Tools – 4.4%
Assa Abloy AB	72,356	$ 2,179,616
GEA Group AG	47,088	1,907,310
Ingersoll Rand, Inc. (a)	31,704	1,547,472
Ritchie Bros. Auctioneers, Inc.	53,972	3,199,744
		$8,834,142
Major Banks – 1.2%
DBS Group Holdings Ltd.	114,200	$ 2,531,644
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	7,536	$ 527,622
Medical Equipment – 4.5%
EssilorLuxottica	25,802	$ 4,761,763
QIAGEN N.V. (a)	50,373	2,434,586
Terumo Corp.	48,800	1,977,565
		$9,173,914

4

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	200,000	$ 1,200,366
Other Banks & Diversified Financials – 4.6%
AEON Financial Service Co. Ltd.	64,200	$ 756,450
Credicorp Ltd. (a)	5,553	672,524
Element Fleet Management Corp.	173,549	2,024,458
Grupo Financiero Banorte S.A. de C.V.	241,957	1,562,876
HDFC Bank Ltd.	211,379	4,259,715
		$9,276,023
Pharmaceuticals – 9.7%
Bayer AG	35,879	$ 2,178,654
Hypera S.A.	76,911	533,017
Novartis AG	59,108	5,386,638
Novo Nordisk A.S., “B”	34,292	2,872,955
Roche Holding AG	22,719	8,558,452
		$19,529,716
Precious Metals & Minerals – 2.1%
Agnico-Eagle Mines Ltd.	36,932	$ 2,233,320
Franco-Nevada Corp.	13,688	1,986,394
		$4,219,714
Railroad & Shipping – 2.1%
Canadian National Railway Co.	41,035	$ 4,330,013
Restaurants – 0.8%
Yum China Holdings, Inc.	15,682	$ 1,038,933
Yum China Holdings, Inc.	8,100	528,399
		$1,567,332
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 7.4%
Akzo Nobel N.V.	19,354	$ 2,391,286
L'Air Liquide S.A.	19,658	3,441,877
Linde PLC	17,351	5,006,671
Sika AG	5,809	1,899,187
Symrise AG	15,443	2,151,606
		$14,890,627
Specialty Stores – 0.6%
Just Eat Takeaway (a)	9,953	$ 919,004
Ocado Group PLC (a)	13,626	377,542
		$1,296,546
Tobacco – 1.3%
ITC Ltd.	394,706	$ 1,076,374
Swedish Match AB	174,755	1,490,240
		$2,566,614
Total Common Stocks (Identified Cost, $114,056,474)		$197,891,625
Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $3,205,910)	3,205,910	$ 3,205,910
Other Assets, Less Liabilities – 0.3%		545,727
Net Assets – 100.0%		$201,643,262

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,205,910 and $197,891,625, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
5

MFS International Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $114,056,474)	$197,891,625
Investments in affiliated issuers, at value (identified cost, $3,205,910)	3,205,910
Cash	77,364
Foreign currency, at value (identified cost, $8,158)	8,117
Receivables for
Fund shares sold	183,018
Interest and dividends	1,001,369
Receivable from investment adviser	15,498
Other assets	984
Total assets	$202,383,885
Liabilities
Payables for
Investments purchased	$291,627
Fund shares reacquired	155,750
Payable to affiliates
Administrative services fee	205
Shareholder servicing costs	70
Distribution and/or service fees	1,061
Deferred country tax expense payable	227,916
Accrued expenses and other liabilities	63,994
Total liabilities	$740,623
Net assets	$201,643,262
Net assets consist of
Paid-in capital	$101,664,442
Total distributable earnings (loss)	99,978,820
Net assets	$201,643,262
Shares of beneficial interest outstanding	11,704,846
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$124,710,544	7,202,708	$17.31
Service Class	76,932,718	4,502,138	17.09
See Notes to Financial Statements
6

MFS International Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$2,164,501
Income on securities loaned	1,713
Dividends from affiliated issuers	744
Other	31
Foreign taxes withheld	(270,735)
Total investment income	$1,896,254
Expenses
Management fee	$833,911
Distribution and/or service fees	78,502
Shareholder servicing costs	6,585
Administrative services fee	17,359
Independent Trustees' compensation	2,291
Custodian fee	28,238
Shareholder communications	4,081
Audit and tax fees	31,852
Legal fees	592
Miscellaneous	12,339
Total expenses	$1,015,750
Reduction of expenses by investment adviser	(121,507)
Net expenses	$894,243
Net investment income (loss)	$1,002,011
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$7,167,408
Foreign currency	(15,820)
Net realized gain (loss)	$7,151,588
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $107,170 increase in deferred country tax)	$5,601,008
Translation of assets and liabilities in foreign currencies	(30,435)
Net unrealized gain (loss)	$5,570,573
Net realized and unrealized gain (loss)	$12,722,161
Change in net assets from operations	$13,724,172
See Notes to Financial Statements
7

MFS International Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$1,002,011	$933,931
Net realized gain (loss)	7,151,588	8,441,039
Net unrealized gain (loss)	5,570,573	14,193,358
Change in net assets from operations	$13,724,172	$23,568,328
Total distributions to shareholders	$—	$(3,926,189)
Change in net assets from fund share transactions	$15,776,080	$5,625,171
Total change in net assets	$29,500,252	$25,267,310
Net assets
At beginning of period	172,143,010	146,875,700
At end of period	$201,643,262	$172,143,010
See Notes to Financial Statements
8

MFS International Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$16.09	$14.26	$12.78	$15.50	$12.13	$12.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.10	$0.21	$0.17	$0.14	$0.17(c)
Net realized and unrealized gain (loss)	1.13	2.12	3.07	(1.38)	3.77	0.19
Total from investment operations	$1.22	$2.22	$3.28	$(1.21)	$3.91	$0.36
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.18)	$(0.16)	$(0.20)	$(0.15)
From net realized gain	—	(0.18)	(1.62)	(1.35)	(0.34)	(0.65)
Total distributions declared to shareholders	$—	$(0.39)	$(1.80)	$(1.51)	$(0.54)	$(0.80)
Net asset value, end of period (x)	$17.31	$16.09	$14.26	$12.78	$15.50	$12.13
Total return (%) (k)(r)(s)(x)	7.58(n)	15.84	27.30	(9.02)	32.64	2.49(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01(a)	1.04	1.05	1.05	1.05	0.91(c)
Expenses after expense reductions (f)	0.88(a)	0.88	0.88	0.97	1.05	0.91(c)
Net investment income (loss)	1.14(a)	0.72	1.49	1.16	0.96	1.33(c)
Portfolio turnover	10(n)	26	7	18	10	15
Net assets at end of period (000 omitted)	$124,711	$120,291	$112,259	$105,919	$130,591	$126,668

See Notes to Financial Statements
9

MFS International Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$15.90	$14.11	$12.65	$15.37	$12.03	$12.48
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.06	$0.16	$0.13	$0.10	$0.13(c)
Net realized and unrealized gain (loss)	1.11	2.09	3.07	(1.38)	3.74	0.18
Total from investment operations	$1.19	$2.15	$3.23	$(1.25)	$3.84	$0.31
Less distributions declared to shareholders
From net investment income	$—	$(0.18)	$(0.15)	$(0.12)	$(0.16)	$(0.11)
From net realized gain	—	(0.18)	(1.62)	(1.35)	(0.34)	(0.65)
Total distributions declared to shareholders	$—	$(0.36)	$(1.77)	$(1.47)	$(0.50)	$(0.76)
Net asset value, end of period (x)	$17.09	$15.90	$14.11	$12.65	$15.37	$12.03
Total return (%) (k)(r)(s)(x)	7.48(n)	15.50	27.11	(9.30)	32.35	2.15(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26(a)	1.29	1.30	1.30	1.30	1.16(c)
Expenses after expense reductions (f)	1.13(a)	1.13	1.13	1.22	1.30	1.16(c)
Net investment income (loss)	0.97(a)	0.44	1.18	0.87	0.70	1.08(c)
Portfolio turnover	10(n)	26	7	18	10	15
Net assets at end of period (000 omitted)	$76,933	$51,852	$34,616	$27,233	$29,544	$25,277
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS International Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, and greater political, social, and economic instability than developed markets.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
11

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$197,891,625	$—	$—	$197,891,625
Mutual Funds	3,205,910	—	—	3,205,910
Total	$201,097,535	$—	$—	$201,097,535
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from
12

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$2,433,126
Long-term capital gains	1,493,063
Total distributions	$3,926,189
The federal tax cost and the tax basis components of distributable earnings were as follows:
13

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$118,531,141
Gross appreciation	85,931,724
Gross depreciation	(3,365,330)
Net unrealized appreciation (depreciation)	$82,566,394
As of 12/31/20
Undistributed ordinary income	1,557,099
Undistributed long-term capital gain	7,782,653
Other temporary differences	56,680
Net unrealized appreciation (depreciation)	76,858,216
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$2,927,657
Service Class	—	998,532
Total	$—	$3,926,189
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $11,105, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $110,402, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
14

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $6,177, which equated to 0.0067% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $408.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0187% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $20,919. The sales transactions resulted in net realized gains (losses) of $3,363.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $33,957,681 and $18,974,858, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	459,526	$7,600,848	824,973	$11,064,566
Service Class	1,519,837	25,070,994	1,697,426	23,498,214
	1,979,363	$32,671,842	2,522,399	$34,562,780
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	199,296	$2,927,657
Service Class	—	—	68,722	998,532
	—	$—	268,018	$3,926,189
Shares reacquired
Initial Class	(734,506)	$(12,300,948)	(1,416,593)	$(19,892,313)
Service Class	(279,621)	(4,594,814)	(957,919)	(12,971,485)
	(1,014,127)	$(16,895,762)	(2,374,512)	$(32,863,798)
Net change
Initial Class	(274,980)	$(4,700,100)	(392,324)	$(5,900,090)
Service Class	1,240,216	20,476,180	808,229	11,525,261
	965,236	$15,776,080	415,905	$5,625,171
15

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 21%, 9%, and 4%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $321 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,012,087	$23,248,002	$21,054,179	$—	$—	$3,205,910
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$744	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS International Growth Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
17

MFS International Growth Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-SEM

MFS® International Intrinsic Value Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Intrinsic Value Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS International Intrinsic Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	4.6%
Cadence Design Systems, Inc.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5%
Givaudan S.A.	3.4%
Schneider Electric SE	3.2%
L'Oréal	2.8%
Pernod Ricard S.A.	2.7%
Diageo PLC	2.3%
Legrand S.A.	2.2%
ANSYS, Inc.	2.2%
GICS equity sectors (g)
Consumer Staples	27.9%
Information Technology	25.6%
Industrials	20.3%
Materials	11.2%
Consumer Discretionary	4.2%
Health Care	2.8%
Financials	2.7%
Real Estate	2.4%
Energy	0.3%
Equity Warrants (o)	0.0%
Issuer country weightings (x)
Japan	17.9%
France	15.6%
United States	14.5%
Switzerland	14.3%
United Kingdom	12.3%
Germany	8.8%
Canada	3.5%
Taiwan	3.5%
Denmark	2.0%
Other Countries	7.6%
Currency exposure weightings (y)
Euro	28.8%
United States Dollar	18.6%
Japanese Yen	14.5%
Swiss Franc	14.3%
British Pound Sterling	12.3%
Canadian Dollar	3.5%
Taiwan Dollar	3.5%
Danish Krone	2.0%
South Korean Won	1.8%
Other Currencies	0.7%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS International Intrinsic Value Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.89%	$1,000.00	$1,048.79	$4.52
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
Service Class	Actual	1.14%	$1,000.00	$1,047.58	$5.79
	Hypothetical (h)	1.14%	$1,000.00	$1,019.14	$5.71
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS International Intrinsic Value Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 95.2%
Airlines – 0.8%
Ryanair Holdings PLC, ADR (a)	116,039	$ 12,556,580
Alcoholic Beverages – 6.4%
Diageo PLC	770,235	$ 36,875,780
Heineken N.V.	184,905	22,407,465
Pernod Ricard S.A.	194,848	43,250,883
		$102,534,128
Apparel Manufacturers – 2.0%
Adidas AG	24,589	$ 9,152,197
Compagnie Financiere Richemont S.A.	115,680	13,996,624
LVMH Moet Hennessy Louis Vuitton SE	12,075	9,468,449
		$32,617,270
Automotive – 1.0%
Compagnie Generale des Etablissements Michelin SCA	50,946	$ 8,125,041
Knorr-Bremse AG	64,021	7,363,552
		$15,488,593
Biotechnology – 1.6%
Novozymes A.S.	345,335	$ 26,029,875
Brokerage & Asset Managers – 0.7%
Euronext N.V.	99,616	$ 10,831,575
Business Services – 6.1%
Compass Group PLC (a)	242,470	$ 5,104,921
Experian PLC	501,808	19,339,047
Intertek Group PLC	197,651	15,119,608
Nomura Research Institute Ltd.	371,900	12,302,376
Secom Co. Ltd.	220,600	16,767,149
SGS S.A.	7,997	24,667,320
Sohgo Security Services Co. Ltd.	118,300	5,388,163
		$98,688,584
Chemicals – 3.4%
Givaudan S.A.	11,681	$ 54,324,067
Computer Software – 9.1%
ANSYS, Inc. (a)	101,134	$ 35,099,566
Cadence Design Systems, Inc. (a)	495,828	67,839,187
Dassault Systemes S.A.	73,051	17,713,838
OBIC Co. Ltd.	74,600	13,906,710
SAP SE	77,049	10,857,325
		$145,416,626
Computer Software - Systems – 3.8%
Amadeus IT Group S.A. (a)	214,839	$ 15,111,495
Descartes Systems Group, Inc. (a)	71,465	4,942,477
Samsung Electronics Co. Ltd.	412,931	29,590,669
Wix.com Ltd. (a)	36,835	10,692,464
		$60,337,105
Construction – 0.8%
Geberit AG	16,839	$ 12,630,387
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 10.2%
Colgate-Palmolive Co.	300,211	$ 24,422,165
Kao Corp.	395,900	24,357,320
Kobayashi Pharmaceutical Co. Ltd.	203,400	17,374,913
KOSE Corp.	29,300	4,610,145
Lion Corp. (l)	221,800	3,757,393
L'Oréal	98,808	44,029,329
Reckitt Benckiser Group PLC	362,088	32,041,058
ROHTO Pharmaceutical Co. Ltd.	455,200	12,230,722
		$162,823,045
Electrical Equipment – 8.2%
Halma PLC	463,090	$ 17,244,747
Legrand S.A.	339,572	35,940,320
OMRON Corp.	138,100	10,951,537
Schneider Electric SE	330,415	51,982,648
Spectris PLC	248,304	11,121,847
Yokogawa Electric Corp.	323,000	4,826,320
		$132,067,419
Electronics – 7.9%
Analog Devices, Inc.	179,394	$ 30,884,471
DISCO Corp.	18,100	5,531,257
Hirose Electric Co. Ltd.	133,600	19,541,834
Infineon Technologies AG	66,331	2,660,010
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	470,628	56,550,661
Texas Instruments, Inc.	62,567	12,031,634
		$127,199,867
Engineering - Construction – 1.3%
IMI PLC	888,159	$ 21,131,754
Food & Beverages – 9.1%
Chocoladefabriken Lindt & Sprungli AG	380	$ 3,780,492
Danone S.A.	200,650	14,125,356
Ezaki Glico Co. Ltd.	165,700	6,174,877
ITO EN Ltd.	307,000	18,210,810
Kerry Group PLC	90,756	12,676,922
Nestle S.A.	588,608	73,298,475
Nissan Foods Holdings Co. Ltd.	54,800	3,946,172
Toyo Suisan Kaisha Ltd.	377,800	14,537,963
		$146,751,067
Insurance – 0.3%
Hiscox Ltd. (a)	427,866	$ 4,921,966
Machinery & Tools – 6.1%
Epiroc AB	451,053	$ 10,277,437
GEA Group AG	262,630	10,637,887
Nordson Corp.	45,093	9,898,364
Schindler Holding AG	60,773	18,588,229
SMC Corp.	29,300	17,314,416
Spirax-Sarco Engineering PLC	145,310	27,367,147
Wartsila Oyj Abp	210,382	3,121,998
		$97,205,478

4

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 0.5%
UBS Group AG	524,493	$ 8,026,826
Medical Equipment – 4.2%
Agilent Technologies, Inc.	28,082	$ 4,150,800
Bruker BioSciences Corp.	34,967	2,656,793
EssilorLuxottica	75,999	14,025,627
Nihon Kohden Corp.	388,000	11,071,245
Shimadzu Corp.	546,900	21,143,485
Terumo Corp.	355,000	14,385,976
		$67,433,926
Oil Services – 0.2%
Core Laboratories N.V.	102,277	$ 3,983,689
Other Banks & Diversified Financials – 1.3%
Chiba Bank Ltd.	557,800	$ 3,359,001
Hachijuni Bank Ltd.	547,200	1,763,334
Julius Baer Group Ltd.	80,056	5,224,298
Jyske Bank A.S. (a)	69,480	3,361,408
Mebuki Financial Group, Inc.	921,800	1,941,592
North Pacific Bank Ltd.	820,300	1,742,570
Sydbank A.S.	92,134	2,836,926
		$20,229,129
Pharmaceuticals – 0.8%
Santen Pharmaceutical Co. Ltd.	894,900	$ 12,324,560
Precious Metals & Minerals – 3.2%
Agnico-Eagle Mines Ltd.	174,582	$ 10,557,169
Franco-Nevada Corp.	231,434	33,585,562
Wheaton Precious Metals Corp.	172,948	7,623,329
		$51,766,060
Printing & Publishing – 0.3%
Wolters Kluwer N.V.	54,531	$ 5,478,007
Real Estate – 2.4%
Deutsche Wohnen SE	143,839	$ 8,797,336
LEG Immobilien SE	68,343	9,842,031
TAG Immobilien AG	261,539	8,298,809
Vonovia SE, REIT	173,048	11,187,051
		$38,125,227
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 3.0%
Croda International PLC	66,483	$ 6,776,050
Kansai Paint Co. Ltd.	262,600	6,691,756
Sika AG	43,766	14,308,798
Symrise AG	141,105	19,659,544
		$47,436,148
Specialty Stores – 0.5%
Zalando SE (a)	61,670	$ 7,455,115
Total Common Stocks (Identified Cost, $914,307,390)		$1,525,814,073
Preferred Stocks – 2.2%
Consumer Products – 2.2%
Henkel AG & Co. KGaA (Identified Cost, $39,191,285)	330,746	$ 34,919,895
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	224,332	$ 150,322

Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $37,643,583)	37,647,306	$ 37,647,306
Other Assets, Less Liabilities – 0.2%		3,779,572
Net Assets – 100.0%		$1,602,311,168

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $37,647,306 and $1,560,884,290, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
JPY	Japanese Yen

5

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	56,761,647	JPY	5,998,656,000	HSBC Bank	8/19/2021	$2,744,688
See Notes to Financial Statements
6

MFS International Intrinsic Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $777,388 of securities on loan (identified cost, $953,498,675)	$1,560,884,290
Investments in affiliated issuers, at value (identified cost, $37,643,583)	37,647,306
Cash	919,927
Foreign currency, at value (identified cost, $416,800)	416,581
Receivables for
Forward foreign currency exchange contracts	2,744,688
Investments sold	602,925
Fund shares sold	820,059
Interest and dividends	3,886,405
Other assets	5,395
Total assets	$1,607,927,576
Liabilities
Payables for
Investments purchased	$3,594,788
Fund shares reacquired	1,771,537
Payable to affiliates
Investment adviser	75,291
Administrative services fee	1,214
Shareholder servicing costs	237
Distribution and/or service fees	17,486
Accrued expenses and other liabilities	155,855
Total liabilities	$5,616,408
Net assets	$1,602,311,168
Net assets consist of
Paid-in capital	$912,767,400
Total distributable earnings (loss)	689,543,768
Net assets	$1,602,311,168
Shares of beneficial interest outstanding	44,211,957
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$338,614,881	9,211,483	$36.76
Service Class	1,263,696,287	35,000,474	36.11
See Notes to Financial Statements
7

MFS International Intrinsic Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$17,045,964
Dividends from affiliated issuers	10,217
Income on securities loaned	4,798
Other	172
Foreign taxes withheld	(1,798,689)
Total investment income	$15,262,462
Expenses
Management fee	$6,582,075
Distribution and/or service fees	1,491,784
Shareholder servicing costs	22,209
Administrative services fee	102,888
Independent Trustees' compensation	10,784
Custodian fee	81,440
Shareholder communications	23,896
Audit and tax fees	29,852
Legal fees	5,137
Miscellaneous	19,832
Total expenses	$8,369,897
Reduction of expenses by investment adviser	(91,176)
Net expenses	$8,278,721
Net investment income (loss)	$6,983,741
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$33,633,331
Affiliated issuers	1
Forward foreign currency exchange contracts	243,222
Foreign currency	131,741
Net realized gain (loss)	$34,008,295
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$29,452,179
Affiliated issuers	(1)
Forward foreign currency exchange contracts	3,972,368
Translation of assets and liabilities in foreign currencies	(303,171)
Net unrealized gain (loss)	$33,121,375
Net realized and unrealized gain (loss)	$67,129,670
Change in net assets from operations	$74,113,411
See Notes to Financial Statements
8

MFS International Intrinsic Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$6,983,741	$5,201,242
Net realized gain (loss)	34,008,295	42,607,038
Net unrealized gain (loss)	33,121,375	206,247,474
Change in net assets from operations	$74,113,411	$254,055,754
Total distributions to shareholders	$—	$(38,136,630)
Change in net assets from fund share transactions	$22,811,008	$(66,701,792)
Total change in net assets	$96,924,419	$149,217,332
Net assets
At beginning of period	1,505,386,749	1,356,169,417
At end of period	$1,602,311,168	$1,505,386,749
See Notes to Financial Statements
9

MFS International Intrinsic Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$35.05	$29.94	$25.02	$28.25	$22.57	$22.46
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.18	$0.28	$0.30	$0.29	$0.32(c)
Net realized and unrealized gain (loss)	1.52	5.87	6.06	(2.91)	5.80	0.64
Total from investment operations	$1.71	$6.05	$6.34	$(2.61)	$6.09	$0.96
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.54)	$(0.31)	$(0.39)	$(0.32)
From net realized gain	—	(0.63)	(0.88)	(0.31)	(0.02)	(0.53)
Total distributions declared to shareholders	$—	$(0.94)	$(1.42)	$(0.62)	$(0.41)	$(0.85)
Net asset value, end of period (x)	$36.76	$35.05	$29.94	$25.02	$28.25	$22.57
Total return (%) (k)(r)(s)(x)	4.88(n)	20.52	25.94	(9.49)	27.14	4.05(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.90(a)	0.92	0.92	0.91	0.91	0.91(c)
Expenses after expense reductions (f)	0.89(a)	0.90	0.90	0.90	0.90	0.89(c)
Net investment income (loss)	1.10(a)	0.59	0.99	1.08	1.13	1.41(c)
Portfolio turnover	6(n)	10	13	16	10	17
Net assets at end of period (000 omitted)	$338,615	$328,247	$308,053	$282,244	$317,415	$238,192

See Notes to Financial Statements
10

MFS International Intrinsic Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$34.47	$29.47	$24.60	$27.80	$22.23	$22.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.10	$0.20	$0.27	$0.23	$0.26(c)
Net realized and unrealized gain (loss)	1.49	5.77	5.97	(2.91)	5.70	0.63
Total from investment operations	$1.64	$5.87	$6.17	$(2.64)	$5.93	$0.89
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.42)	$(0.25)	$(0.34)	$(0.26)
From net realized gain	—	(0.63)	(0.88)	(0.31)	(0.02)	(0.53)
Total distributions declared to shareholders	$—	$(0.87)	$(1.30)	$(0.56)	$(0.36)	$(0.79)
Net asset value, end of period (x)	$36.11	$34.47	$29.47	$24.60	$27.80	$22.23
Total return (%) (k)(r)(s)(x)	4.76(n)	20.21	25.65	(9.72)	26.82	3.84(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15(a)	1.17	1.17	1.15	1.16	1.16(c)
Expenses after expense reductions (f)	1.14(a)	1.15	1.15	1.14	1.15	1.14(c)
Net investment income (loss)	0.87(a)	0.34	0.72	0.97	0.89	1.17(c)
Portfolio turnover	6(n)	10	13	16	10	17
Net assets at end of period (000 omitted)	$1,263,696	$1,177,140	$1,048,117	$858,278	$1,728,247	$1,273,735
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Intrinsic Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods.
Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in
12

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,560,884,290	$—	$—	$1,560,884,290
Mutual Funds	37,647,306	—	—	37,647,306
Total	$1,598,531,596	$—	$—	$1,598,531,596
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$2,744,688	$—	$2,744,688
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
13

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,744,688
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$243,222
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Forward Foreign Currency Exchange Contracts
Foreign Exchange	$3,972,368
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
14

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $777,388. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $823,383 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
15

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$12,548,204
Long-term capital gains	25,588,426
Total distributions	$38,136,630
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$999,714,455
Gross appreciation	617,048,786
Gross depreciation	(18,231,645)
Net unrealized appreciation (depreciation)	$598,817,141
As of 12/31/20
Undistributed ordinary income	3,610,364
Undistributed long-term capital gain	42,184,350
Other temporary differences	270,681
Net unrealized appreciation (depreciation)	569,364,962
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$8,702,058
Service Class	—	29,434,572
Total	$—	$38,136,630
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $91,176, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.85% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
16

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $21,354, which equated to 0.0028% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $855.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0135% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $123,258,016 and $85,509,785, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	884,257	$30,974,633	1,545,411	$46,930,881
Service Class	2,949,632	101,573,912	4,685,053	136,442,604
	3,833,889	$132,548,545	6,230,464	$183,373,485
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	262,777	$8,408,861
Service Class	—	—	934,431	29,434,572
	—	$—	1,197,208	$37,843,433
Shares reacquired
Initial Class	(1,037,451)	$(36,518,032)	(2,732,208)	$(81,847,531)
Service Class	(2,099,109)	(73,219,505)	(7,040,629)	(206,071,179)
	(3,136,560)	$(109,737,537)	(9,772,837)	$(287,918,710)
17

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Net change
Initial Class	(153,194)	$(5,543,399)	(924,020)	$(26,507,789)
Service Class	850,523	28,354,407	(1,421,145)	(40,194,003)
	697,329	$22,811,008	(2,345,165)	$(66,701,792)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 3%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund.
Effective at the close of business on October 16, 2017, the fund is closed to new investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $2,814 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$42,517,675	$80,037,983	$84,908,352	$1	$(1)	$37,647,306
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$10,217	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
18

MFS International Intrinsic Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS International Intrinsic Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2021
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
MIS-SEM

MFS® Massachusetts Investors Growth Stock Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	10.8%
Alphabet, Inc., “A”	8.4%
Apple, Inc.	4.6%
Accenture PLC, “A”	3.8%
Visa, Inc., “A”	3.0%
Aon PLC	2.6%
Colgate-Palmolive Co.	2.5%
Boston Scientific Corp.	2.4%
Fiserv, Inc.	2.3%
Electronic Arts, Inc.	2.1%

GICS equity sectors (g)
Information Technology	34.4%
Health Care	15.7%
Communication Services	12.7%
Consumer Discretionary	11.8%
Financials	8.0%
Consumer Staples	7.0%
Industrials	6.1%
Real Estate	2.0%
Materials	1.4%
Utilities	0.6%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Massachusetts Investors Growth Stock Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.77%	$1,000.00	$1,124.10	$4.06
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
Service Class	Actual	1.02%	$1,000.00	$1,122.82	$5.37
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Apparel Manufacturers – 4.6%
Adidas AG	42,742	$ 15,908,870
LVMH Moet Hennessy Louis Vuitton SE	16,966	13,303,661
NIKE, Inc., “B”	146,872	22,690,255
		$51,902,786
Brokerage & Asset Managers – 2.9%
Blackstone Group, Inc.	91,083	$ 8,847,803
Charles Schwab Corp.	320,893	23,364,219
		$32,212,022
Business Services – 10.5%
Accenture PLC, “A”	144,977	$ 42,737,770
Cognizant Technology Solutions Corp., “A”	109,054	7,553,080
Equifax, Inc.	66,948	16,034,716
Fidelity National Information Services, Inc.	114,541	16,227,023
Fiserv, Inc. (a)	239,907	25,643,659
Verisk Analytics, Inc., “A”	60,456	10,562,872
		$118,759,120
Cable TV – 1.2%
Charter Communications, Inc., “A” (a)	19,025	$ 13,725,586
Computer Software – 10.8%
Microsoft Corp.	450,341	$ 121,997,377
Computer Software - Systems – 4.6%
Apple, Inc.	377,543	$ 51,708,289
Construction – 2.6%
Otis Worldwide Corp.	168,224	$ 13,755,677
Sherwin-Williams Co.	57,283	15,606,753
		$29,362,430
Consumer Products – 5.3%
Church & Dwight Co., Inc.	176,610	$ 15,050,704
Colgate-Palmolive Co.	351,512	28,595,501
Estee Lauder Cos., Inc., “A”	50,979	16,215,401
		$59,861,606
Electrical Equipment – 4.7%
Amphenol Corp., “A”	338,672	$ 23,168,552
Fortive Corp.	190,706	13,299,836
TE Connectivity Ltd.	122,316	16,538,346
		$53,006,734
Electronics – 3.1%
Analog Devices, Inc.	74,911	$ 12,896,678
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	75,037	9,016,446
Texas Instruments, Inc.	68,377	13,148,897
		$35,062,021
Food & Beverages – 1.7%
PepsiCo, Inc.	129,208	$ 19,144,749
General Merchandise – 1.8%
Dollarama, Inc.	435,380	$ 19,928,575
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.9%
Cigna Corp.	44,166	$ 10,470,434
Insurance – 4.1%
Aon PLC	121,215	$ 28,941,294
Marsh & McLennan Cos., Inc.	121,546	17,099,091
		$46,040,385
Internet – 11.4%
Alibaba Group Holding Ltd. (a)	805,772	$ 22,831,400
Alphabet, Inc., “A” (a)	38,907	95,002,724
Tencent Holdings Ltd.	141,300	10,628,028
		$128,462,152
Leisure & Toys – 2.1%
Electronic Arts, Inc.	164,180	$ 23,614,009
Medical & Health Technology & Services – 1.5%
ICON PLC (a)	35,776	$ 7,395,257
PRA Health Sciences, Inc. (a)	57,814	9,551,451
		$16,946,708
Medical Equipment – 12.9%
Abbott Laboratories	93,086	$ 10,791,460
Agilent Technologies, Inc.	92,299	13,642,715
Becton, Dickinson and Co.	77,821	18,925,289
Boston Scientific Corp. (a)	638,731	27,312,138
Danaher Corp.	63,554	17,055,351
Medtronic PLC	87,004	10,799,807
STERIS PLC	59,606	12,296,718
Stryker Corp.	81,060	21,053,714
Thermo Fisher Scientific, Inc.	27,354	13,799,272
		$145,676,464
Other Banks & Diversified Financials – 5.3%
Mastercard, Inc., “A”	36,255	$ 13,236,338
Moody's Corp.	34,281	12,422,406
Visa, Inc., “A”	144,667	33,826,038
		$59,484,782
Pharmaceuticals – 0.4%
Roche Holding AG	11,168	$ 4,207,086
Railroad & Shipping – 1.3%
Union Pacific Corp.	67,248	$ 14,789,853
Restaurants – 1.3%
Starbucks Corp.	133,693	$ 14,948,214
Specialty Stores – 2.1%
Ross Stores, Inc.	98,791	$ 12,250,084
TJX Cos., Inc.	169,454	11,424,589
		$23,674,673
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT	85,489	$ 23,093,998

4

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 0.6%
Xcel Energy, Inc.	107,521	$ 7,083,483
Total Common Stocks (Identified Cost, $520,082,950)		$1,125,163,536
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $3,861,009)	3,861,009	$ 3,861,009
Other Assets, Less Liabilities – (0.1)%		(634,176)
Net Assets – 100.0%		$1,128,390,369
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,861,009 and $1,125,163,536, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $520,082,950)	$1,125,163,536
Investments in affiliated issuers, at value (identified cost, $3,861,009)	3,861,009
Receivables for
Fund shares sold	481,814
Dividends	568,904
Other assets	3,870
Total assets	$1,130,079,133
Liabilities
Payables for
Fund shares reacquired	$1,512,731
Payable to affiliates
Investment adviser	44,965
Administrative services fee	866
Shareholder servicing costs	192
Distribution and/or service fees	6,192
Accrued expenses and other liabilities	123,818
Total liabilities	$1,688,764
Net assets	$1,128,390,369
Net assets consist of
Paid-in capital	$314,963,454
Total distributable earnings (loss)	813,426,915
Net assets	$1,128,390,369
Shares of beneficial interest outstanding	40,332,419
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$677,640,084	24,059,091	$28.17
Service Class	450,750,285	16,273,328	27.70
See Notes to Financial Statements
6

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$5,561,369
Other	15,279
Dividends from affiliated issuers	1,675
Foreign taxes withheld	(75,930)
Total investment income	$5,502,393
Expenses
Management fee	$4,008,468
Distribution and/or service fees	539,309
Shareholder servicing costs	18,301
Administrative services fee	74,625
Independent Trustees' compensation	8,009
Custodian fee	27,125
Shareholder communications	27,759
Audit and tax fees	29,223
Legal fees	3,720
Miscellaneous	16,657
Total expenses	$4,753,196
Reduction of expenses by investment adviser	(64,683)
Net expenses	$4,688,513
Net investment income (loss)	$813,880
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$60,778,313
Foreign currency	10,439
Net realized gain (loss)	$60,788,752
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$65,808,036
Affiliated issuers	(1)
Translation of assets and liabilities in foreign currencies	(5,425)
Net unrealized gain (loss)	$65,802,610
Net realized and unrealized gain (loss)	$126,591,362
Change in net assets from operations	$127,405,242
See Notes to Financial Statements
7

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$813,880	$1,639,300
Net realized gain (loss)	60,788,752	146,310,591
Net unrealized gain (loss)	65,802,610	52,925,899
Change in net assets from operations	$127,405,242	$200,875,790
Total distributions to shareholders	$—	$(96,440,810)
Change in net assets from fund share transactions	$(68,570,648)	$(40,476,255)
Total change in net assets	$58,834,594	$63,958,725
Net assets
At beginning of period	1,069,555,775	1,005,597,050
At end of period	$1,128,390,369	$1,069,555,775
See Notes to Financial Statements
8

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$25.06	$22.58	$17.60	$18.60	$15.38	$16.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.06	$0.11	$0.13	$0.11	$0.11(c)
Net realized and unrealized gain (loss)	3.08	4.80	6.71	0.16	4.16	0.95
Total from investment operations	$3.11	$4.86	$6.82	$0.29	$4.27	$1.06
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.13)	$(0.12)	$(0.12)	$(0.10)
From net realized gain	—	(2.27)	(1.71)	(1.17)	(0.93)	(1.96)
Total distributions declared to shareholders	$—	$(2.38)	$(1.84)	$(1.29)	$(1.05)	$(2.06)
Net asset value, end of period (x)	$28.17	$25.06	$22.58	$17.60	$18.60	$15.38
Total return (%) (k)(r)(s)(x)	12.41(n)	22.53	39.95	0.81	28.42	6.08(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78(a)	0.79	0.79	0.80	0.81	0.78(c)
Expenses after expense reductions (f)	0.77(a)	0.78	0.78	0.79	0.80	0.77(c)
Net investment income (loss)	0.25(a)	0.27	0.51	0.65	0.66	0.70(c)
Portfolio turnover	9(n)	33	22	23	21	24
Net assets at end of period (000 omitted)	$677,640	$641,267	$603,369	$493,783	$562,471	$500,924

See Notes to Financial Statements
9

MFS Massachusetts Investors Growth Stock Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$24.67	$22.27	$17.38	$18.38	$15.21	$16.22
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00(w)	$0.00(w)	$0.05	$0.08	$0.07	$0.07(c)
Net realized and unrealized gain (loss)	3.03	4.72	6.62	0.16	4.10	0.94
Total from investment operations	$3.03	$4.72	$6.67	$0.24	$4.17	$1.01
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.07)	$(0.07)	$(0.07)	$(0.06)
From net realized gain	—	(2.27)	(1.71)	(1.17)	(0.93)	(1.96)
Total distributions declared to shareholders	$—	$(2.32)	$(1.78)	$(1.24)	$(1.00)	$(2.02)
Net asset value, end of period (x)	$27.70	$24.67	$22.27	$17.38	$18.38	$15.21
Total return (%) (k)(r)(s)(x)	12.28(n)	22.20	39.58	0.58	28.10	5.84(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03(a)	1.04	1.04	1.05	1.06	1.03(c)
Expenses after expense reductions (f)	1.02(a)	1.03	1.03	1.04	1.05	1.02(c)
Net investment income (loss)	0.00(a)	0.02	0.26	0.40	0.41	0.45(c)
Portfolio turnover	9(n)	33	22	23	21	24
Net assets at end of period (000 omitted)	$450,750	$428,289	$402,228	$319,950	$369,950	$328,673
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally
11

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,125,163,536	$—	$—	$1,125,163,536
Mutual Funds	3,861,009	—	—	3,861,009
Total	$1,129,024,545	$—	$—	$1,129,024,545
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any,
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MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$9,714,474
Long-term capital gains	86,726,336
Total distributions	$96,440,810
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$524,153,209
Gross appreciation	606,240,789
Gross depreciation	(1,369,453)
Net unrealized appreciation (depreciation)	$604,871,336
As of 12/31/20
Undistributed ordinary income	6,111,511
Undistributed long-term capital gain	142,415,273
Other temporary differences	11,442
Net unrealized appreciation (depreciation)	537,483,447
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$58,026,955
Service Class	—	38,413,855
Total	$—	$96,440,810
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
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MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $64,683, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.73% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $17,589, which equated to 0.0033% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $712.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0138% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $15,151, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $97,215,937 and $159,627,312, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
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MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	137,383	$3,673,721	536,906	$11,499,519
Service Class	341,767	8,847,461	1,322,375	28,371,478
	479,150	$12,521,182	1,859,281	$39,870,997
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,538,362	$58,026,955
Service Class	—	—	1,705,766	38,413,855
	—	$—	4,244,128	$96,440,810
Shares reacquired
Initial Class	(1,672,176)	$(44,165,786)	(4,205,948)	$(94,166,872)
Service Class	(1,428,672)	(36,926,044)	(3,730,825)	(82,621,190)
	(3,100,848)	$(81,091,830)	(7,936,773)	$(176,788,062)
Net change
Initial Class	(1,534,793)	$(40,492,065)	(1,130,680)	$(24,640,398)
Service Class	(1,086,905)	(28,078,583)	(702,684)	(15,835,857)
	(2,621,698)	$(68,570,648)	(1,833,364)	$(40,476,255)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $2,015 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,618,176	$78,577,642	$83,334,808	$—	$(1)	$3,861,009
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,675	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple
15

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
16

MFS Massachusetts Investors Growth Stock Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Massachusetts Investors Growth Stock Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Semiannual Report
June 30, 2021
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-SEM

MFS® Research International Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
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MFS Research International Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Roche Holding AG	3.1%
Nestle S.A.	3.0%
Novo Nordisk A.S., “B”	2.5%
Schneider Electric SE	2.5%
LVMH Moet Hennessy Louis Vuitton SE	2.4%
Linde PLC	2.4%
AIA Group Ltd.	1.8%
Hitachi Ltd.	1.8%
Diageo PLC	1.8%
Aon PLC	1.7%
Global equity sectors (k)
Capital Goods	24.2%
Financial Services	20.1%
Technology	13.7%
Health Care	11.9%
Consumer Cyclicals	10.8%
Consumer Staples	9.1%
Energy	6.1%
Telecommunications/Cable Television	3.3%
Issuer country weightings (x)
Japan	20.1%
Switzerland	12.8%
France	10.3%
Germany	9.2%
United States	8.1%
United Kingdom	7.9%
Hong Kong	4.9%
Netherlands	4.8%
China	3.9%
Other Countries	18.0%
Currency exposure weightings (y)
Euro	31.7%
Japanese Yen	20.1%
Swiss Franc	12.8%
British Pound Sterling	8.5%
Hong Kong Dollar	7.8%
United States Dollar	6.3%
Danish Krone	3.0%
Australian Dollar	2.7%
Canadian Dollar	2.0%
Other Currencies	5.1%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Research International Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.95%	$1,000.00	$1,075.52	$4.89
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.21%	$1,000.00	$1,074.30	$6.22
	Hypothetical (h)	1.21%	$1,000.00	$1,018.79	$6.06
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Research International Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 0.5%
MTU Aero Engines Holding AG	9,969	$ 2,469,353
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	22,101	$ 2,391,549
Alcoholic Beverages – 1.8%
Diageo PLC	190,874	$ 9,138,286
Apparel Manufacturers – 4.9%
Adidas AG	18,549	$ 6,904,067
Burberry Group PLC	60,556	1,730,629
Compagnie Financiere Richemont S.A.	34,131	4,129,657
LVMH Moet Hennessy Louis Vuitton SE	15,841	12,421,507
		$25,185,860
Automotive – 2.8%
Bridgestone Corp. (l)	66,800	$ 3,039,507
Continental AG	23,592	3,468,244
Koito Manufacturing Co. Ltd.	67,000	4,167,334
Toyota Industries Corp.	41,000	3,546,604
		$14,221,689
Brokerage & Asset Managers – 2.1%
Euronext N.V.	60,300	$ 6,556,617
Hong Kong Exchanges & Clearing Ltd.	68,400	4,077,061
		$10,633,678
Business Services – 0.7%
Nomura Research Institute Ltd.	116,900	$ 3,867,028
Computer Software – 0.5%
Cadence Design Systems, Inc. (a)	20,224	$ 2,767,048
Computer Software - Systems – 6.2%
Amadeus IT Group S.A. (a)	59,412	$ 4,178,963
Constellation Software, Inc.	2,205	3,339,536
EPAM Systems, Inc. (a)	9,430	4,818,353
Fujitsu Ltd.	34,300	6,421,891
Hitachi Ltd.	163,200	9,344,392
Samsung Electronics Co. Ltd.	52,786	3,782,649
		$31,885,784
Construction – 1.3%
Techtronic Industries Co. Ltd.	376,000	$ 6,566,671
Consumer Products – 1.6%
Kao Corp.	61,600	$ 3,789,874
Reckitt Benckiser Group PLC	53,370	4,722,695
		$8,512,569
Consumer Services – 1.1%
51job, Inc., ADR (a)	22,936	$ 1,783,733
Carsales.com Ltd.	84,697	1,255,126
Persol Holdings Co. Ltd.	73,800	1,458,130
SEEK Ltd.	50,557	1,256,511
		$5,753,500
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Containers – 0.8%
Brambles Ltd.	453,313	$ 3,889,167
Electrical Equipment – 3.7%
Legrand S.A.	58,423	$ 6,183,493
Schneider Electric SE	82,553	12,987,678
		$19,171,171
Electronics – 2.4%
Kyocera Corp.	50,400	$ 3,115,776
NXP Semiconductors N.V.	23,255	4,784,019
Taiwan Semiconductor Manufacturing Co. Ltd.	201,804	4,309,498
		$12,209,293
Energy - Independent – 0.4%
Oil Search Ltd.	717,628	$ 2,050,486
Energy - Integrated – 1.9%
Cairn Energy PLC	720,580	$ 1,452,306
Eni S.p.A.	212,094	2,582,807
Galp Energia SGPS S.A., “B”	309,815	3,362,108
Idemitsu Kosan Co. Ltd.	105,500	2,547,878
		$9,945,099
Food & Beverages – 4.0%
Danone S.A.	69,538	$ 4,895,335
Nestle S.A.	125,098	15,578,267
		$20,473,602
Food & Drug Stores – 0.3%
Sugi Holdings Co. Ltd.	24,900	$ 1,815,473
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	19,307	$ 3,510,684
Insurance – 4.9%
AIA Group Ltd.	753,200	$ 9,361,282
Aon PLC	37,635	8,985,733
Beazley PLC (a)	148,677	683,630
Hiscox Ltd. (a)	159,520	1,835,042
Zurich Insurance Group AG	11,312	4,538,248
		$25,403,935
Internet – 3.9%
NAVER Corp.	12,841	$ 4,760,572
NetEase.com, Inc., ADR	62,521	7,205,545
Scout24 AG	36,604	3,086,835
Tencent Holdings Ltd.	64,700	4,866,479
		$19,919,431
Leisure & Toys – 0.9%
Naspers Ltd.	11,890	$ 2,496,392
Yamaha Corp.	39,400	2,138,548
		$4,634,940

4

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 6.1%
Daikin Industries Ltd.	37,400	$ 6,965,264
GEA Group AG	101,899	4,127,442
Kubota Corp. (l)	290,200	5,869,566
Ritchie Bros. Auctioneers, Inc.	69,245	4,105,207
Schindler Holding AG	16,791	5,135,750
SMC Corp.	9,200	5,436,608
		$31,639,837
Major Banks – 5.3%
Bank of Ireland Group PLC (a)	131,977	$ 706,873
BNP Paribas	127,487	7,992,238
Credit Suisse Group AG	371,132	3,887,610
Mitsubishi UFJ Financial Group, Inc.	895,900	4,839,368
NatWest Group PLC	1,708,451	4,802,226
UBS Group AG	349,454	5,348,034
		$27,576,349
Medical Equipment – 3.3%
EssilorLuxottica	11,417	$ 2,107,009
Koninklijke Philips N.V.	136,963	6,786,859
QIAGEN N.V. (a)	91,070	4,401,520
Terumo Corp.	86,900	3,521,525
		$16,816,913
Metals & Mining – 0.6%
Glencore PLC	702,814	$ 3,008,481
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	450,000	$ 2,700,823
Natural Gas - Pipeline – 0.8%
APA Group	236,480	$ 1,578,399
TC Energy Corp.	55,124	2,727,740
		$4,306,139
Other Banks & Diversified Financials – 5.1%
AIB Group PLC (a)	824,969	$ 2,125,644
HDFC Bank Ltd.	324,514	6,539,614
ING Groep N.V.	343,783	4,541,118
Julius Baer Group Ltd.	79,737	5,203,480
Macquarie Group Ltd.	32,049	3,759,819
Visa, Inc., “A”	17,155	4,011,182
		$26,180,857
Pharmaceuticals – 8.6%
Bayer AG	52,646	$ 3,196,784
Kyowa Kirin Co. Ltd.	210,000	7,447,680
Novo Nordisk A.S., “B”	156,131	13,080,523
Roche Holding AG	42,670	16,074,173
Santen Pharmaceutical Co. Ltd.	339,200	4,671,461
		$44,470,621
Printing & Publishing – 1.3%
Wolters Kluwer N.V.	68,754	$ 6,906,803
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.7%
ESR Cayman Ltd. (a)	759,200	$ 2,561,859
Grand City Properties S.A.	199,844	5,398,064
LEG Immobilien SE	41,600	5,990,789
		$13,950,712
Restaurants – 0.7%
Yum China Holdings, Inc.	51,164	$ 3,389,615
Specialty Chemicals – 8.5%
Akzo Nobel N.V.	52,865	$ 6,531,744
Croda International PLC	62,338	6,353,585
Kansai Paint Co. Ltd.	99,500	2,535,528
Linde PLC	42,612	12,295,790
Nitto Denko Corp.	53,800	4,014,600
Sika AG	19,045	6,226,547
Symrise AG	41,362	5,762,787
		$43,720,581
Specialty Stores – 0.4%
Ocado Group PLC (a)	33,977	$ 941,417
ZOZO, Inc.	31,500	1,070,368
		$2,011,785
Telecommunications - Wireless – 2.8%
Advanced Info Service Public Co. Ltd.	366,500	$ 1,955,429
Cellnex Telecom S.A.	51,437	3,276,460
KDDI Corp.	155,400	4,846,852
SoftBank Group Corp.	59,900	4,192,110
		$14,270,851
Telephone Services – 0.5%
Hellenic Telecommunications Organization S.A.	125,995	$ 2,113,990
Tele2 AB, “B” (l)	53,923	734,675
		$2,848,665
Tobacco – 1.7%
British American Tobacco PLC	151,946	$ 5,885,233
Japan Tobacco, Inc. (l)	146,900	2,774,829
		$8,660,062
Utilities - Electric Power – 2.4%
CLP Holdings Ltd.	266,500	$ 2,636,065
E.ON SE	220,446	2,549,636
Iberdrola S.A.	397,852	4,849,621
Orsted A/S (Kingdom of Denmark)	16,713	2,345,217
		$12,380,539
Total Common Stocks (Identified Cost, $387,282,546)		$511,255,929

5

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	72,208	$ 48,386

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $1,745,256)	1,745,256	$ 1,745,256
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (j) (Identified Cost, $385,542)	385,542	$ 385,542
Other Assets, Less Liabilities – 0.4%		1,827,801
Net Assets – 100.0%		$515,262,914
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,745,256 and $511,689,857, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
6

MFS Research International Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value, including $4,269,526 of securities on loan (identified cost, $387,668,088)	$511,689,857
Investments in affiliated issuers, at value (identified cost, $1,745,256)	1,745,256
Foreign currency, at value (identified cost, $233,527)	232,140
Receivables for
Investments sold	653,664
Fund shares sold	23,506
Interest and dividends	1,899,127
Other assets	2,140
Total assets	$516,245,690
Liabilities
Payables for
Investments purchased	$19,023
Fund shares reacquired	262,737
Collateral for securities loaned, at value (c)	385,542
Payable to affiliates
Investment adviser	25,268
Administrative services fee	431
Shareholder servicing costs	101
Distribution and/or service fees	1,810
Deferred country tax expense payable	167,608
Accrued expenses and other liabilities	120,256
Total liabilities	$982,776
Net assets	$515,262,914
Net assets consist of
Paid-in capital	$356,209,763
Total distributable earnings (loss)	159,053,151
Net assets	$515,262,914
Shares of beneficial interest outstanding	26,501,767
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$384,302,812	19,692,704	$19.51
Service Class	130,960,102	6,809,063	19.23
(c)	Non-cash collateral is not included.
See Notes to Financial Statements
7

MFS Research International Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$6,944,821
Income on securities loaned	5,577
Dividends from affiliated issuers	1,047
Foreign taxes withheld	(687,791)
Total investment income	$6,263,654
Expenses
Management fee	$2,260,666
Distribution and/or service fees	155,882
Shareholder servicing costs	9,838
Administrative services fee	37,682
Independent Trustees' compensation	4,164
Custodian fee	52,592
Shareholder communications	14,824
Audit and tax fees	29,842
Legal fees	1,592
Miscellaneous	13,931
Total expenses	$2,581,013
Reduction of expenses by investment adviser	(30,105)
Net expenses	$2,550,908
Net investment income (loss)	$3,712,746
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $9,917 country tax)	$3,196,084
Foreign currency	8,075
Net realized gain (loss)	$3,204,159
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $3,694 increase in deferred country tax)	$30,155,206
Translation of assets and liabilities in foreign currencies	(50,032)
Net unrealized gain (loss)	$30,105,174
Net realized and unrealized gain (loss)	$33,309,333
Change in net assets from operations	$37,022,079
See Notes to Financial Statements
8

MFS Research International Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$3,712,746	$4,289,206
Net realized gain (loss)	3,204,159	24,915,531
Net unrealized gain (loss)	30,105,174	24,197,204
Change in net assets from operations	$37,022,079	$53,401,941
Total distributions to shareholders	$—	$(22,406,392)
Change in net assets from fund share transactions	$(11,744,481)	$2,253,946
Total change in net assets	$25,277,598	$33,249,495
Net assets
At beginning of period	489,985,316	456,735,821
At end of period	$515,262,914	$489,985,316
See Notes to Financial Statements
9

MFS Research International Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$18.14	$16.96	$14.07	$17.05	$13.54	$13.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.17	$0.31	$0.25	$0.22	$0.25(c)
Net realized and unrealized gain (loss)	1.23	1.92	3.51	(2.56)	3.59	(0.34)
Total from investment operations	$1.37	$2.09	$3.82	$(2.31)	$3.81	$(0.09)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.24)	$(0.25)	$(0.30)	$(0.22)
From net realized gain	—	(0.57)	(0.69)	(0.42)	—	—
Total distributions declared to shareholders	$—	$(0.91)	$(0.93)	$(0.67)	$(0.30)	$(0.22)
Net asset value, end of period (x)	$19.51	$18.14	$16.96	$14.07	$17.05	$13.54
Total return (%) (k)(r)(s)(x)	7.55(n)	12.95	28.04	(14.12)	28.29	(0.70)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96(a)	0.98	0.99	0.98	1.00	0.95(c)
Expenses after expense reductions (f)	0.95(a)	0.96	0.96	0.97	0.99	0.94(c)
Net investment income (loss)	1.54(a)	1.06	1.99	1.51	1.44	1.87(c)
Portfolio turnover	14(n)	28	24	25	27	41
Net assets at end of period (000 omitted)	$384,303	$369,243	$356,291	$302,386	$341,613	$318,753

See Notes to Financial Statements
10

MFS Research International Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$17.90	$16.74	$13.90	$16.84	$13.38	$13.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.14	$0.26	$0.21	$0.19	$0.21(c)
Net realized and unrealized gain (loss)	1.21	1.89	3.47	(2.53)	3.52	(0.33)
Total from investment operations	$1.33	$2.03	$3.73	$(2.32)	$3.71	$(0.12)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.20)	$(0.20)	$(0.25)	$(0.18)
From net realized gain	—	(0.57)	(0.69)	(0.42)	—	—
Total distributions declared to shareholders	$—	$(0.87)	$(0.89)	$(0.62)	$(0.25)	$(0.18)
Net asset value, end of period (x)	$19.23	$17.90	$16.74	$13.90	$16.84	$13.38
Total return (%) (k)(r)(s)(x)	7.43(n)	12.71	27.67	(14.32)	27.90	(0.91)(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22(a)	1.23	1.24	1.23	1.25	1.20(c)
Expenses after expense reductions (f)	1.21(a)	1.21	1.21	1.22	1.24	1.19(c)
Net investment income (loss)	1.30(a)	0.87	1.65	1.27	1.26	1.58(c)
Portfolio turnover	14(n)	28	24	25	27	41
Net assets at end of period (000 omitted)	$130,960	$120,742	$100,445	$66,789	$80,634	$83,138
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Research International Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments
12

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$511,304,315	$—	$—	$511,304,315
Mutual Funds	2,130,798	—	—	2,130,798
Total	$513,435,113	$—	$—	$513,435,113
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $4,269,526. The fair value of the fund's investment securities on loan and a related liability of $385,542 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $4,137,063 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The
13

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$8,553,340
Long-term capital gains	13,853,052
Total distributions	$22,406,392
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/21
Cost of investments	$390,192,187
Gross appreciation	138,846,879
Gross depreciation	(15,603,953)
Net unrealized appreciation (depreciation)	$123,242,926
As of 12/31/20
Undistributed ordinary income	6,014,636
Undistributed long-term capital gain	22,895,404
Other temporary differences	37,006
Net unrealized appreciation (depreciation)	93,084,026
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$18,500,918
Service Class	—	3,905,474
Total	$—	$22,406,392
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $30,105, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.96% of average daily net assets for the Initial Class shares and 1.21% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
15

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $9,271, which equated to 0.0037% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $567.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $1,143,393 and $6,243, respectively. The sales transactions resulted in net realized gains (losses) of $(1,699).
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $97,594,111 and $71,008,463, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,087,353	$20,235,986	1,877,609	$27,251,600
Service Class	531,947	9,927,907	3,047,104	51,507,599
	1,619,300	$30,163,893	4,924,713	$78,759,199
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,129,482	$18,500,918
Service Class	—	—	241,377	3,905,474
	—	$—	1,370,859	$22,406,392
Shares reacquired
Initial Class	(1,751,622)	$(33,173,414)	(3,661,504)	$(57,937,592)
Service Class	(468,851)	(8,734,960)	(2,541,987)	(40,974,053)
	(2,220,473)	$(41,908,374)	(6,203,491)	$(98,911,645)
Net change
Initial Class	(664,269)	$(12,937,428)	(654,413)	$(12,185,074)
Service Class	63,096	1,192,947	746,494	14,439,020
	(601,173)	$(11,744,481)	92,081	$2,253,946
16

MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 19%, 6%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $838 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,433,184	$83,617,594	$85,305,522	$—	$—	$1,745,256
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,047	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Research International Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Research International Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2021
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-SEM

MFS® Income Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Income Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Income Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	30.9%
Investment Grade Corporates	26.4%
High Yield Corporates	18.2%
Collateralized Debt Obligations	11.7%
Emerging Markets Bonds	10.1%
Commercial Mortgage-Backed Securities	8.3%
Municipal Bonds	3.0%
Asset-Backed Securities	1.2%
Residential Mortgage-Backed Securities	0.7%
U.S. Government Agencies	0.1%
Mortgage-Backed Securities	0.1%
Floating Rate Loans	0.1%
Composition including fixed income credit quality (a)(i)
AAA	5.4%
AA	3.9%
A	11.1%
BBB	33.4%
BB	14.9%
B	8.0%
CCC	2.1%
CC (o)	0.0%
C (o)	0.0%
D (o)	0.0%
U.S. Government	18.7%
Federal Agencies	0.2%
Not Rated	13.1%
Non-Fixed Income	0.3%
Cash & Cash Equivalents	1.2%
Other	(12.3)%
Portfolio facts (i)
Average Duration (d)	6.2
Average Effective Maturity (m)	6.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 ratings agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
2

MFS Income Portfolio
Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
3

MFS Income Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.75%	$1,000.00	$1,001.90	$3.72
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$1,000.00	$4.96
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
4

MFS Income Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 83.4%
Aerospace & Defense – 0.8%
Boeing Co., 2.196%, 2/04/2026	$202,000	$ 203,931
Boeing Co., 2.95%, 2/01/2030	43,000	44,027
Boeing Co., 5.705%, 5/01/2040	34,000	43,788
Boeing Co., 5.805%, 5/01/2050	33,000	44,439
		$336,185
Asset-Backed & Securitized – 21.9%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 3.186% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$ 245,690
Allegro CLO Ltd., 2015-1X, “CR”, FLR, 1.825% (LIBOR - 3mo. + 1.65%), 7/25/2027 (n)	250,000	250,061
Arbor Realty Trust, Inc., CLO, 2018-FL1, “A”, FLR, 1.222% (LIBOR - 1mo. + 1.15%), 6/15/2028 (n)	260,000	260,081
Arbor Realty Trust, Inc., CLO, 2019-FL1, “D”, FLR, 2.572% (LIBOR - 1mo. + 2.5%), 5/15/2037 (n)	244,000	243,695
Arbor Realty Trust, Inc., CLO, 2020-FL1, “D”, FLR, 2.574% (LIBOR - 1mo. + 2.45%), 2/15/2035 (n)	232,000	231,410
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 3.022% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	100,000	100,282
AREIT CRE Trust, 2019-CRE3, “D”, FLR, 2.774% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	265,616
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 1.438% (LIBOR - 3mo. + 1.25%), 1/20/2028 (n)	250,000	249,459
Bancorp Commercial Mortgage Trust, 2018-CRE3, “D”, FLR, 2.772% (LIBOR - 1mo. + 2.7%), 1/15/2033 (n)	248,157	246,869
Bancorp Commercial Mortgage Trust, 2018-CRE4, “D”, FLR, 2.172% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	200,000	198,321
Bancorp Commercial Mortgage Trust, 2019-CRE5, “D”, FLR, 2.422% (LIBOR - 1mo. + 2.35%), 3/15/2036 (n)	280,000	278,394
Bancorp Commercial Mortgage Trust, 2019-CRE6, “D”, FLR, 2.424% (LIBOR - 1mo. + 2.54%), 9/15/2036 (n)	265,000	263,682
Bayview Financial Revolving Mortgage Loan Trust, FLR, 1.695% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	88,289	94,946
BSPRT Issuer Ltd., 2019-FL5, “C”, FLR, 2.072% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	243,179
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	80,044	81,489
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	113,781
CHCP 2021-FL1 Ltd., “C”, FLR, 2.224% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	100,000	100,157
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CLNC Ltd., 2019-FL1, “C”, FLR, 2.524% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	$265,000	$ 263,677
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062	134,719	145,014
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	61,262	60,472
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	380,107
Crest Ltd., CDO, 7%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)	686,262	7
Cutwater Ltd., 2015-1A, “BR”, FLR, 1.983% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	247,085
DT Auto Owner Trust, 2020-1A, “C”, 2.29%, 11/17/2025 (n)	123,000	125,633
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	40,000	40,711
Flagship CLO, 2014-8A, “BRR”, FLR, 1.583% (LIBOR - 3mo. + 1.4%), 1/16/2026 (n)	258,677	258,948
Galaxy CLO Ltd., 2018-29A, “C”, FLR, 1.835% (LIBOR - 3mo. + 1.68%), 11/15/2026 (n)	250,000	250,101
GS Mortgage Securities Trust, 2019-GSA1, “A4”, 3.047%, 11/10/2052	261,722	282,816
Invitation Homes Trust, 2018-SFR1, “C”, FLR, 1.332% (LIBOR - 1mo. + 1.25%), 3/17/2037 (n)	130,000	130,204
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 0.932% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	178,480	178,637
KKR Real Estate Financial Trust, Inc., 2018-FL1, “D”, FLR, 2.631% (LIBOR - 1mo. + 2.55%), 6/15/2036 (n)	205,000	205,256
Lehman Brothers Commercial Conduit Mortgage Trust, 1.099%, 2/18/2030 (i)	2,872	0
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.622% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	258,700
LoanCore Ltd., 2018-CRE1, “C”, FLR, 2.022% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	219,150	216,961
LoanCore Ltd., 2019-CRE2, “D”, FLR, 2.522% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	202,751
Man GLG U.S. CLO Ltd., 2018-2A, “BR”, FLR, 2.633% (LIBOR - 3mo. + 2.45%), 10/15/2028	250,000	249,972
MF1 CLO Ltd., 2019-FL2, “A”, FLR, 2.482% (LIBOR - 1mo. + 2.35%), 12/25/2034 (n)	259,000	258,676

5

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “B”, FLR, 2.874% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	$250,000	$ 253,281
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	187,518	206,953
Palmer Square Loan Funding Ltd., 2020-1A, “B”, FLR, 2.055% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	245,020
Parallel Ltd., 2015-1A, “DR”, FLR, 2.738% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	249,623
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 2.205% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	250,062
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	58,526	59,733
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	251,247	277,969
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	170,988
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	197,844	210,246
Veros Auto Receivables Trust, 2020-1, “A”, 1.67%, 9/15/2023 (n)	28,300	28,369
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	167,746	182,507
Wind River CLO Ltd., 2015-2A, “CR”, FLR, 1.883% (LIBOR - 3mo. + 1.7%), 10/15/2027 (n)	250,000	250,459
		$9,608,050
Automotive – 0.7%
Hyundai Capital America, 6.375%, 4/08/2030 (n)	$250,000	$ 324,107
Broadcasting – 0.2%
Discovery, Inc., 4.65%, 5/15/2050	$95,000	$ 111,170
Brokerage & Asset Managers – 1.2%
E*TRADE Financial Corp., 4.5%, 6/20/2028	$217,000	$ 251,237
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	101,000	100,295
Raymond James Financial, 4.65%, 4/01/2030	134,000	160,273
		$511,805
Business Services – 0.6%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$ 125,024
NXP Semiconductors N.V., 3.4%, 5/01/2030 (n)	35,000	38,217
RELX Capital, Inc., 3%, 5/22/2030	76,000	81,199
		$244,440
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		$176,000	$ 179,204
Time Warner Cable, Inc., 4.5%, 9/15/2042		183,000	203,413
			$382,617
Chemicals – 0.5%
Sasol Financing (USA) LLC, 4.375%, 9/18/2026		$200,000	$ 206,600
Computer Software – 0.4%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029		$149,000	$ 179,788
Conglomerates – 0.8%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$304,000	$ 352,636
Consumer Services – 1.1%
Expedia Group, Inc., 3.25%, 2/15/2030		$300,000	$ 313,364
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)		46,000	38,432
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)		132,000	88,265
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)		46,000	27,254
			$467,315
Electronics – 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028		$245,000	$ 268,779
Broadcom, Inc., 4.3%, 11/15/2032		96,000	109,318
			$378,097
Emerging Market Quasi-Sovereign – 1.8%
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		$200,000	$ 204,416
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		200,000	193,298
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		200,000	207,750
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 3.75%, 6/23/2031 (n)		200,000	201,900
			$807,364
Emerging Market Sovereign – 2.7%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$ 154,500
Government of Ukraine, GDP Linked Bond, 1.258%, 5/31/2040		138,000	163,530
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	4,753,000	112,874
Republic of Chile, 5%, 10/01/2028 (n)	CLP	60,000,000	84,956

6

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	$ 118,445
Republic of Kenya, 8%, 5/22/2032		$200,000	224,990
Republic of North Macedonia, 1.625%, 3/10/2028 (n)	EUR	100,000	116,796
Republic of Romania, 2%, 4/14/2033 (n)		69,000	81,134
Republic of South Africa, 8.25%, 3/31/2032	ZAR	1,732,000	110,763
			$1,167,988
Energy - Independent – 1.3%
Diamondback Energy, Inc., 4.4%, 3/24/2051		$60,000	$ 67,554
Energean Israel Finance Ltd., 4.875%, 3/30/2026		110,000	112,615
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	197,312
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		200,000	203,620
			$581,101
Energy - Integrated – 0.5%
Eni S.p.A., 4%, 9/12/2023 (n)		$200,000	$ 213,606
Financial Institutions – 2.2%
AerCap Ireland Capital DAC, 6.5%, 7/15/2025		$150,000	$ 175,937
AerCap Ireland Capital DAC, 3.65%, 7/21/2027		195,000	208,315
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		195,000	201,048
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	191,953
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		200,000	200,300
			$977,553
Food & Beverages – 1.0%
Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048		$92,491	$ 110,702
Bacardi Ltd., 5.15%, 5/15/2038 (n)		115,000	142,314
Central American Bottling Corp., 5.75%, 1/31/2027 (n)		80,000	83,684
JBS USA Holdings, Inc., 6.5%, 4/15/2029		77,000	86,530
			$423,230
Gaming & Lodging – 1.1%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030		$268,000	$ 287,647
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031		45,000	48,487
Marriott International, Inc., 4.625%, 6/15/2030		63,000	72,557
Marriott International, Inc., 2.85%, 4/15/2031		61,000	61,945
			$470,636
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$310,000	$ 340,341
Aon Corp., 4.5%, 12/15/2028	115,000	134,466
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	325,542
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031 (n)	15,000	15,632
		$815,981
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$145,000	$ 160,543
Major Banks – 4.1%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$61,000	$ 70,076
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	200,000	218,250
Barclays PLC, 4.375%, 1/12/2026	200,000	223,938
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR + 1.73%) to 5/14/2032 (n)	250,000	257,563
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	207,500
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR + 2.515%) to 5/13/2031	81,000	85,091
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	83,000	95,613
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	400,000	408,680
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	215,000	243,254
		$1,809,965
Medical & Health Technology & Services – 1.9%
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050	$232,000	$ 217,229
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	282,120
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	108,335
Tower Health, 4.451%, 2/01/2050	270,000	228,150
		$835,834
Metals & Mining – 0.7%
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	$200,000	$ 204,454
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	88,000	89,490
		$293,944

7

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – 2.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$263,000	$ 287,270
Enbridge, Inc., 3.125%, 11/15/2029	150,000	160,636
Enbridge, Inc., 2.5%, 8/01/2033	170,000	170,016
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	200,000	196,184
MPLX LP, 4.5%, 4/15/2038	199,000	228,344
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	144,458
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	61,165
		$1,248,073
Mortgage-Backed – 0.1%
Fannie Mae, 6.5%, 4/01/2032	$12,074	$ 13,898
Fannie Mae, 3%, 2/25/2033 (i)	45,576	4,492
Fannie Mae, 5.5%, 9/01/2034	7,630	8,819
		$27,209
Municipals – 3.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.14%, 12/01/2036	$195,000	$ 206,194
Escambia County, FL, Health Facilities Authority Rev. (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	276,871
New Jersey Economic Development Authority State Pension Funding Rev., “A”, NPFG, 7.425%, 2/15/2029	177,000	229,541
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023	350,000	347,866
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	4,850
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	72,000
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 4.55%, 7/01/2040	174,000	179,213
		$1,316,535
Natural Gas - Distribution – 0.5%
ENN Clean Energy International Investment Ltd., 3.375%, 5/12/2026 (n)	$200,000	$ 203,882
Oils – 0.5%
FS Luxembourg S.à r.l., 10%, 12/15/2025 (n)	$200,000	$ 223,752
Other Banks & Diversified Financials – 0.5%
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	$200,000	$ 202,000
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Apartment – 0.6%
Mid-America Apartments LP, 2.75%, 3/15/2030		$259,000	$ 270,805
Real Estate - Office – 0.3%
Boston Properties, Inc., REIT, 2.55%, 4/01/2032		$147,000	$ 147,911
Retailers – 0.6%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)		$65,000	$ 67,444
MercadoLibre, Inc., 2.375%, 1/14/2026		200,000	201,302
			$268,746
Specialty Stores – 0.1%
Nordstrom, Inc., 2.3%, 4/08/2024 (n)		$51,000	$ 51,160
Supranational – 1.1%
Corporacion Andina de Fomento, 4.375%, 6/15/2022		$340,000	$ 352,213
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	100,000	124,116
			$476,329
Telecommunications - Wireless – 1.7%
American Tower Corp., REIT, 3.55%, 7/15/2027		$119,000	$ 130,723
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)		200,000	199,392
Crown Castle International Corp., 4.15%, 7/01/2050		200,000	228,346
T-Mobile USA, Inc., 4.375%, 4/15/2040		173,000	202,808
			$761,269
Tobacco – 0.6%
B.A.T. Capital Corp., 3.215%, 9/06/2026		$231,000	$ 245,071
Transportation - Services – 0.6%
Delhi International Airport Ltd., 6.125%, 10/31/2026		$200,000	$ 204,452
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)		80,000	81,301
			$285,753
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.77%, 4/01/2024		$7,367	$ 7,661
Small Business Administration, 4.99%, 9/01/2024		6,566	6,849
Small Business Administration, 4.86%, 1/01/2025		9,026	9,436
Small Business Administration, 4.625%, 2/01/2025		12,643	13,216
Small Business Administration, 5.11%, 8/01/2025		9,953	10,537
			$47,699

8

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 18.6%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,150,000	$ 1,033,024
U.S. Treasury Bonds, 2.375%, 11/15/2049	350,000	372,695
U.S. Treasury Notes, 1.625%, 12/15/2022	3,000,000	3,063,750
U.S. Treasury Notes, 0.125%, 12/31/2022	2,000,000	1,998,281
U.S. Treasury Notes, 0.25%, 9/30/2025	1,750,000	1,713,154
		$8,180,904
Utilities - Electric Power – 2.1%
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	$280,000	$ 307,568
FirstEnergy Corp., 5.35%, 7/15/2047	270,000	324,000
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	34,513
Pacific Gas & Electric Co., 3%, 6/15/2028	44,000	44,198
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	222,815
		$933,094
Total Bonds (Identified Cost, $35,753,058)		$ 36,550,747
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 17.5%
Bond Funds – 15.0%
MFS High Yield Pooled Portfolio (v)	711,331	$ 6,608,263
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 0.02% (v)	1,084,281	$ 1,084,281
Total Investment Companies (Identified Cost, $7,877,697)		$ 7,692,544
Other Assets, Less Liabilities – (0.9)%		(387,360)
Net Assets – 100.0%		$ 43,855,931

(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,692,544 and $36,550,747, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $13,456,941, representing 30.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CLP	Chilean Peso
EUR	Euro
IDR	Indonesian Rupiah
9

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
INR	Indian Rupee
MYR	Malaysian Ringgit
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 6/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
IDR	37,483,691	USD	2,556	Barclays Bank PLC	9/22/2021	$ 13
USD	444,592	EUR	370,272	JPMorgan Chase Bank N.A.	7/16/2021	5,412
						$ 5,425
Liability Derivatives
INR	8,247,000	USD	112,280	JPMorgan Chase Bank N.A.	7/26/2021	$(1,604)
MYR	473,000	USD	114,570	Barclays Bank PLC	9/13/2021	(972)
USD	109,892	ZAR	1,608,571	HSBC Bank	7/16/2021	(2,558)
						$(5,134)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond	Long	USD	15	$2,890,313	September – 2021	$111,506
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	18	$3,965,765	September – 2021	$(7,045)
U.S. Treasury Ultra Note 10 yr	Short	USD	10	1,472,031	September – 2021	(19,851)
						$(26,896)
At June 30, 2021, the fund had cash collateral of $87,680 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
10

MFS Income Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $35,753,058)	$36,550,747
Investments in affiliated issuers, at value (identified cost, $7,877,697)	7,692,544
Deposits with brokers for
Futures contracts	87,680
Receivables for
Forward foreign currency exchange contracts	5,425
Net daily variation margin on open futures contracts	12,496
Investments sold	82,273
Fund shares sold	5,774
Interest	207,656
Receivable from investment adviser	3,910
Other assets	447
Total assets	$44,648,952
Liabilities
Payables for
Forward foreign currency exchange contracts	$5,134
Investments purchased	282,302
Fund shares reacquired	438,795
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	56
Distribution and/or service fees	80
Accrued expenses and other liabilities	66,558
Total liabilities	$793,021
Net assets	$43,855,931
Net assets consist of
Paid-in capital	$40,185,093
Total distributable earnings (loss)	3,670,838
Net assets	$43,855,931
Shares of beneficial interest outstanding	4,170,482
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$38,001,591	3,609,219	$10.53
Service Class	5,854,340	561,263	10.43
See Notes to Financial Statements
11

MFS Income Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$513,020
Dividends from affiliated issuers	185,443
Other	415
Income on securities loaned	23
Foreign taxes withheld	(117)
Total investment income	$698,784
Expenses
Management fee	$110,901
Distribution and/or service fees	7,179
Shareholder servicing costs	5,575
Administrative services fee	8,679
Independent Trustees' compensation	1,509
Custodian fee	5,154
Shareholder communications	5,585
Audit and tax fees	40,716
Legal fees	165
Miscellaneous	17,034
Total expenses	$202,497
Reduction of expenses by investment adviser	(28,206)
Net expenses	$174,291
Net investment income (loss)	$524,493
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$420,007
Affiliated issuers	(297,939)
Futures contracts	(206,347)
Forward foreign currency exchange contracts	(31,266)
Foreign currency	568
Net realized gain (loss)	$(114,977)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(770,157)
Affiliated issuers	291,258
Futures contracts	80,647
Forward foreign currency exchange contracts	35,019
Translation of assets and liabilities in foreign currencies	(9,199)
Net unrealized gain (loss)	$(372,432)
Net realized and unrealized gain (loss)	$(487,409)
Change in net assets from operations	$37,084
See Notes to Financial Statements
12

MFS Income Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$524,493	$1,246,108
Net realized gain (loss)	(114,977)	1,844,524
Net unrealized gain (loss)	(372,432)	832,785
Change in net assets from operations	$37,084	$3,923,417
Total distributions to shareholders	$—	$(1,603,085)
Change in net assets from fund share transactions	$(3,444,573)	$(97,382)
Total change in net assets	$(3,407,489)	$2,222,950
Net assets
At beginning of period	47,263,420	45,040,470
At end of period	$43,855,931	$47,263,420
See Notes to Financial Statements
13

MFS Income Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$10.51	$9.98	$9.26	$9.84	$9.71	$9.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.29	$0.33	$0.33	$0.34	$0.40(c)
Net realized and unrealized gain (loss)	(0.10)	0.63	0.74	(0.52)	0.26	0.37
Total from investment operations	$0.02	$0.92	$1.07	$(0.19)	$0.60	$0.77
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.35)	$(0.39)	$(0.47)	$(0.31)
Net asset value, end of period (x)	$10.53	$10.51	$9.98	$9.26	$9.84	$9.71
Total return (%) (k)(r)(s)(x)	0.19(n)	9.35	11.60	(1.99)	6.24	8.24(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.88(a)	0.89	1.01	1.03	1.02	0.89(c)
Expenses after expense reductions (f)(h)	0.75(a)	0.75	0.78	0.80	0.80	0.71(c)
Net investment income (loss)	2.40(a)	2.83	3.32	3.42	3.39	4.09(c)
Portfolio turnover	39(n)	112	104	59	72	21
Net assets at end of period (000 omitted)	$38,002	$41,438	$38,670	$38,111	$42,409	$44,191
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$10.43	$9.90	$9.19	$9.75	$9.63	$9.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.26	$0.30	$0.30	$0.31	$0.37(c)
Net realized and unrealized gain (loss)	(0.11)	0.63	0.74	(0.50)	0.25	0.37
Total from investment operations	$0.00(w)	$0.89	$1.04	$(0.20)	$0.56	$0.74
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.33)	$(0.36)	$(0.44)	$(0.28)
Net asset value, end of period (x)	$10.43	$10.43	$9.90	$9.19	$9.75	$9.63
Total return (%) (k)(r)(s)(x)	0.00(n)	9.11	11.29	(2.11)	5.88	8.00(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.13(a)	1.14	1.26	1.28	1.27	1.14(c)
Expenses after expense reductions (f)(h)	1.00(a)	1.00	1.03	1.05	1.05	0.97(c)
Net investment income (loss)	2.15(a)	2.59	3.07	3.17	3.16	3.83(c)
Portfolio turnover	39(n)	112	104	59	72	21
Net assets at end of period (000 omitted)	$5,854	$5,825	$6,371	$6,614	$7,287	$8,776

See Notes to Financial Statements
14

MFS Income Portfolio
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Income Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio's shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or
16

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
17

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$8,228,603	$—	$8,228,603
Non - U.S. Sovereign Debt	—	2,451,681	—	2,451,681
Municipal Bonds	—	1,316,535	—	1,316,535
U.S. Corporate Bonds	—	7,951,651	—	7,951,651
Residential Mortgage-Backed Securities	—	336,050	—	336,050
Commercial Mortgage-Backed Securities	—	3,645,591	—	3,645,591
Asset-Backed Securities (including CDOs)	—	5,653,618	—	5,653,618
Foreign Bonds	—	6,967,018	—	6,967,018
Mutual Funds	7,692,544	—	—	7,692,544
Total	$7,692,544	$36,550,747	$—	$44,243,291
Other Financial Instruments
Futures Contracts – Assets	$111,506	$—	$—	$111,506
Futures Contracts – Liabilities	(26,896)	—	—	(26,896)
Forward Foreign Currency Exchange Contracts – Assets	—	5,425	—	5,425
Forward Foreign Currency Exchange Contracts – Liabilities	—	(5,134)	—	(5,134)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets or liabilities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2021 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$111,506	$(26,896)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,425	(5,134)
Total		$116,931	$(32,030)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
18

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(206,347)	$—
Foreign Exchange	—	(31,266)
Total	$(206,347)	$(31,266)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$80,647	$—
Foreign Exchange	—	35,019
Total	$80,647	$35,019
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
19

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2021, there were no securities on loan or collateral outstanding.
Loans and Other Direct Debt Instruments — The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
20

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$1,603,085
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$44,015,079
Gross appreciation	1,276,961
Gross depreciation	(1,048,749)
Net unrealized appreciation (depreciation)	$228,212
As of 12/31/20
Undistributed ordinary income	2,281,906
Undistributed long-term capital gain	785,796
Other temporary differences	9,100
Net unrealized appreciation (depreciation)	556,952
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$1,407,184
Service Class	—	195,901
Total	$—	$1,603,085
21

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $2,648, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.75% of average daily net assets for the Initial Class shares and 1.00% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this reduction amounted to $25,558, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $5,264, which equated to 0.0237% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $311.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0391% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations. The High Yield Pooled Portfolio does not pay distribution and/or service fees to MFD.
22

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$8,472,962	$2,518,301
Non-U.S. Government securities	8,276,598	15,002,965
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	123,847	$1,287,349	593,426	$6,061,887
Service Class	55,121	567,306	75,762	764,983
	178,968	$1,854,655	669,188	$6,826,870
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	138,366	$1,407,184
Service Class	—	—	19,396	195,901
	—	$—	157,762	$1,603,085
Shares reacquired
Initial Class	(455,847)	$(4,760,031)	(665,666)	$(6,694,271)
Service Class	(52,414)	(539,197)	(180,269)	(1,833,066)
	(508,261)	$(5,299,228)	(845,935)	$(8,527,337)
Net change
Initial Class	(332,000)	$(3,472,682)	66,126	$774,800
Service Class	2,707	28,109	(85,111)	(872,182)
	(329,293)	$(3,444,573)	(18,985)	$(97,382)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $87 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
23

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$6,184,285	$1,295,879	$865,220	$(297,939)	$291,258	$6,608,263
MFS Institutional Money Market Portfolio	517,217	20,511,108	19,944,044	—	—	1,084,281
	$6,701,502	$21,806,987	$20,809,264	$(297,939)	$291,258	$7,692,544
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$185,127	$—
MFS Institutional Money Market Portfolio	316	—
	$185,443	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
24

MFS Income Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
25

MFS Income Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
26

Semiannual Report
June 30, 2021
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-SEM

MFS® Technology Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS Technology Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	10.4%
Amazon.com, Inc.	9.3%
Alphabet, Inc., “A”	5.6%
Mastercard, Inc., “A”	4.2%
Adobe Systems, Inc.	3.9%
Facebook, Inc., “A”	3.9%
PayPal Holdings, Inc.	3.7%
Booking Holdings, Inc.	2.9%
NVIDIA Corp.	2.5%
Global Payments, Inc.	2.5%
Top five industries
Computer Software	23.9%
Internet	14.6%
Specialty Stores	12.1%
Business Services	11.5%
Computer Software - Systems	10.2%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS Technology Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.87%	$1,000.00	$1,109.33	$4.55
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
Service Class	Actual	1.12%	$1,000.00	$1,108.06	$5.85
	Hypothetical (h)	1.12%	$1,000.00	$1,019.24	$5.61
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
3

MFS Technology Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.1%
Brokerage & Asset Managers – 0.9%
Charles Schwab Corp.	7,276	$ 529,765
Tradeweb Markets, Inc.	7,498	634,031
		$1,163,796
Business Services – 11.5%
Clarivate PLC (a)	43,064	$ 1,185,552
Endava PLC, ADR (a)	12,364	1,401,830
FleetCor Technologies, Inc. (a)	3,164	810,174
Global Payments, Inc.	17,223	3,230,003
Nuvei Corp. (a)	12,504	1,031,580
Paya, Inc. (a)	60,623	668,066
PayPal Holdings, Inc. (a)	16,217	4,726,931
TaskUs, Inc., “A” (a)	8,887	304,291
Verisk Analytics, Inc., “A”	1,775	310,128
WEX, Inc. (a)	5,678	1,100,964
		$14,769,519
Cable TV – 0.2%
Charter Communications, Inc., “A” (a)	361	$ 260,443
Computer Software – 23.9%
Adobe Systems, Inc. (a)	8,689	$ 5,088,626
AppLovin Corp. (a)	7,341	551,823
Asana, Inc. (a)	10,582	656,401
Atlassian Corp. PLC, “A” (a)	3,343	858,683
Autodesk, Inc. (a)	5,630	1,643,397
Bentley Systems, Inc., “B”	3,288	212,997
Black Knight, Inc. (a)	10,112	788,534
DoubleVerify Holdings, Inc. (a)	16,113	682,224
Eventbrite, Inc. (a)	23,171	440,249
Microsoft Corp. (s)	49,535	13,419,031
Ping Identity Holding Corp. (a)	10,677	244,503
Procore Technologies, Inc. (a)	1,842	174,898
Qualtrics International, “A” (a)	7,428	284,121
RAKUS Co. Ltd.	3,100	84,689
RingCentral, Inc. (a)	5,219	1,516,537
salesforce.com, inc. (a)	10,955	2,675,978
SentinelOne, Inc., “A” (a)	9,005	382,713
Topicus.com, Inc. (a)	3,751	272,489
Zendesk, Inc. (a)	5,862	846,121
		$30,824,014
Computer Software - Systems – 10.2%
Apple, Inc.	18,058	$ 2,473,224
Constellation Software, Inc.	757	1,146,498
Descartes Systems Group, Inc. (a)	11,845	819,193
EPAM Systems, Inc. (a)	2,612	1,334,628
HubSpot, Inc. (a)	2,760	1,608,307
Q2 Holdings, Inc. (a)	6,724	689,748
ServiceNow, Inc. (a)	4,317	2,372,407
Square, Inc., “A” (a)	3,762	917,176
TransUnion	8,609	945,354
Wix.com Ltd. (a)	2,990	867,937
		$13,174,472
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 4.6%
Booking Holdings, Inc. (a)	1,686	$ 3,689,120
Lyft, Inc. (a)	15,007	907,623
Uber Technologies, Inc. (a)	26,554	1,330,887
		$5,927,630
Electronics – 10.1%
Advanced Micro Devices (a)	23,764	$ 2,232,151
KLA Corp.	5,136	1,665,143
Lam Research Corp.	3,146	2,047,102
Marvell Technology, Inc.	22,784	1,328,991
Micron Technology, Inc. (a)	17,634	1,498,537
NVIDIA Corp.	4,103	3,282,810
Skyworks Solutions, Inc.	4,693	899,883
		$12,954,617
Internet – 14.6%
Alphabet, Inc., “A” (a)(s)	2,963	$ 7,235,024
Facebook, Inc., “A” (a)	14,619	5,083,172
Match Group, Inc. (a)	6,882	1,109,723
Mercadolibre, Inc. (a)	558	869,247
NetEase.com, Inc., ADR	10,658	1,228,334
Pinterest, Inc. (a)	14,125	1,115,169
Sea Ltd., ADR (a)	3,097	850,436
Tencent Holdings Ltd.	18,400	1,383,975
		$18,875,080
Leisure & Toys – 1.9%
Activision Blizzard, Inc.	14,681	$ 1,401,155
Take-Two Interactive Software, Inc. (a)	6,042	1,069,555
		$2,470,710
Machinery & Tools – 0.1%
Xometry, Inc., “A” (a)	1,163	$ 101,635
Medical & Health Technology & Services – 0.6%
Guardant Health, Inc. (a)	3,619	$ 449,443
LifeStance Health Group, Inc. (a)	12,837	357,639
		$807,082
Medical Equipment – 0.8%
Bio-Techne Corp.	1,527	$ 687,547
Maravai Lifesciences Holdings, Inc., “A” (a)	9,404	392,429
		$1,079,976
Other Banks & Diversified Financials – 6.6%
LegalZoom.com, Inc. (a)	2,551	$ 96,555
Mastercard, Inc., “A”	14,704	5,368,284
Visa, Inc., “A”	13,107	3,064,679
		$8,529,518
Specialty Stores – 12.1%
ACV Auctions, Inc. (a)	5,245	$ 134,429
Amazon.com, Inc. (a)(s)	3,497	12,030,239
Chewy, Inc., “A” (a)	9,536	760,115
Farfetch Ltd., “A” (a)	36,865	1,856,521
Pinduoduo, Inc., ADR (a)	3,538	449,397

4

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
ThredUp, Inc. (a)	11,118	$ 323,311
		$15,554,012
Total Common Stocks (Identified Cost, $69,826,748)		$126,492,504
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 0.02% (v) (Identified Cost, $1,970,148)	1,970,148	$ 1,970,148
Other Assets, Less Liabilities – 0.4%		515,850
Net Assets – 100.0%		$128,978,502
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,970,148 and $126,492,504, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At June 30, 2021, the fund had no short sales outstanding.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At June 30, 2021, the fund had cash collateral of $4,584 and other liquid securities with an aggregate value of $602,321 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
5

MFS Technology Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at value (identified cost, $69,826,748)	$126,492,504
Investments in affiliated issuers, at value (identified cost, $1,970,148)	1,970,148
Deposits with brokers for
Securities sold short	4,584
Receivables for
Investments sold	194,586
Fund shares sold	858,124
Dividends	5,250
Other assets	721
Total assets	$129,525,917
Liabilities
Payables for
Investments purchased	$437,775
Fund shares reacquired	63,109
Payable to affiliates
Investment adviser	5,209
Administrative services fee	152
Shareholder servicing costs	56
Distribution and/or service fees	1,341
Accrued expenses and other liabilities	39,773
Total liabilities	$547,415
Net assets	$128,978,502
Net assets consist of
Paid-in capital	$60,693,017
Total distributable earnings (loss)	68,285,485
Net assets	$128,978,502
Shares of beneficial interest outstanding	3,927,851
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,945,430	895,935	$34.54
Service Class	98,033,072	3,031,916	32.33
See Notes to Financial Statements
6

MFS Technology Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Dividends	$138,830
Other	2,928
Dividends from affiliated issuers	644
Foreign taxes withheld	(488)
Total investment income	$141,914
Expenses
Management fee	$420,585
Distribution and/or service fees	103,123
Shareholder servicing costs	4,995
Administrative services fee	12,671
Independent Trustees' compensation	1,860
Custodian fee	5,593
Shareholder communications	2,590
Audit and tax fees	28,238
Legal fees	358
Dividend and interest expense on securities sold short	5,269
Interest expense and fees	205
Miscellaneous	14,734
Total expenses	$600,221
Reduction of expenses by investment adviser	(6,712)
Net expenses	$593,509
Net investment income (loss)	$(451,595)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$6,113,403
Written options	68,052
Securities sold short	(595,062)
Foreign currency	(630)
Net realized gain (loss)	$5,585,763
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$7,095,319
Translation of assets and liabilities in foreign currencies	(2)
Net unrealized gain (loss)	$7,095,317
Net realized and unrealized gain (loss)	$12,681,080
Change in net assets from operations	$12,229,485
See Notes to Financial Statements
7

MFS Technology Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$(451,595)	$(580,483)
Net realized gain (loss)	5,585,763	7,550,353
Net unrealized gain (loss)	7,095,317	24,235,909
Change in net assets from operations	$12,229,485	$31,205,779
Change in net assets from fund share transactions	$12,437,535	$4,958,901
Total change in net assets	$24,667,020	$36,164,680
Net assets
At beginning of period	104,311,482	68,146,802
At end of period	$128,978,502	$104,311,482
See Notes to Financial Statements
8

MFS Technology Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$31.10	$21.18	$17.34	$17.96	$13.19	$12.45
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.10)	$(0.14)	$(0.09)	$(0.07)	$(0.05)	$(0.01)(c)
Net realized and unrealized gain (loss)	3.54	10.06	6.16	0.58	5.16	1.10
Total from investment operations	$3.44	$9.92	$6.07	$0.51	$5.11	$1.09
Less distributions declared to shareholders
From net realized gain	$—	$—	$(2.23)	$(1.13)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$34.54	$31.10	$21.18	$17.34	$17.96	$13.19
Total return (%) (k)(r)(s)(x)	11.06(n)	46.84	36.16	1.73	39.00	8.69(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89(a)	0.94	0.97	0.94	0.88	0.85(c)
Expenses after expense reductions (f)	0.87(a)	0.93	0.96	0.93	0.88	0.85(c)
Net investment income (loss)	(0.62)(a)	(0.55)	(0.44)	(0.38)	(0.29)	(0.10)(c)
Portfolio turnover	25(n)	57	33	39	31	36
Net assets at end of period (000 omitted)	$30,945	$28,768	$19,336	$17,056	$27,659	$15,195
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	0.86(a)	0.91	0.93	0.85	0.85	0.82(c)

See Notes to Financial Statements
9

MFS Technology Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$29.15	$19.91	$16.44	$17.11	$12.61	$11.95
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.13)	$(0.19)	$(0.13)	$(0.12)	$(0.08)	$(0.04)(c)
Net realized and unrealized gain (loss)	3.31	9.43	5.83	0.58	4.92	1.05
Total from investment operations	$3.18	$9.24	$5.70	$0.46	$4.84	$1.01
Less distributions declared to shareholders
From net realized gain	$—	$—	$(2.23)	$(1.13)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$32.33	$29.15	$19.91	$16.44	$17.11	$12.61
Total return (%) (k)(r)(s)(x)	10.91(n)	46.41	35.88	1.52	38.65	8.39(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14(a)	1.19	1.22	1.16	1.14	1.10(c)
Expenses after expense reductions (f)	1.12(a)	1.18	1.21	1.15	1.13	1.10(c)
Net investment income (loss)	(0.87)(a)	(0.81)	(0.69)	(0.61)	(0.53)	(0.35)(c)
Portfolio turnover	25(n)	57	33	39	31	36
Net assets at end of period (000 omitted)	$98,033	$75,544	$48,811	$39,272	$203,610	$126,561
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees (f)	1.11(a)	1.16	1.18	1.07	1.10	1.06(c)
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Technology Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer
11

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$126,492,504	$—	$—	$126,492,504
Mutual Funds	1,970,148	—	—	1,970,148
Total	$128,462,652	$—	$—	$128,462,652
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
12

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were written options. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. At June 30, 2021, the fund did not have any outstanding derivative instruments.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2021 as reported in the Statement of Operations:
Risk	Written Options
Equity	$68,052
There is no change in unrealized appreciation (depreciation) on derivative transactions at period end.
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the
13

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2021, this expense amounted to $5,269. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2021, the fund had no short sales outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.
The fund declared no distributions for the year ended December 31, 2020.
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$72,290,560
Gross appreciation	56,881,530
Gross depreciation	(709,438)
Net unrealized appreciation (depreciation)	$56,172,092
As of 12/31/20
Undistributed ordinary income	1,120,445
Undistributed long-term capital gain	5,858,782
Net unrealized appreciation (depreciation)	49,076,773
14

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $6,712, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $4,763, which equated to 0.0085% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $232.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0226% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
15

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended June 30, 2021, the fund engaged in sale transactions pursuant to this policy, which amounted to $15,002. The sales transactions resulted in net realized gains (losses) of $5,095.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2021, this reimbursement amounted to $2,786, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2021, purchases and sales of investments, other than short-term obligations, aggregated $39,709,728 and $27,264,175, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/21		Year ended 12/31/20
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	81,514	$2,602,932	215,421	$5,537,761
Service Class	883,774	26,619,773	1,213,821	29,404,672
	965,288	$29,222,705	1,429,242	$34,942,433
Shares reacquired
Initial Class	(110,552)	$(3,577,838)	(203,201)	$(5,171,507)
Service Class	(443,356)	(13,207,332)	(1,074,446)	(24,812,025)
	(553,908)	$(16,785,170)	(1,277,647)	$(29,983,532)
Net change
Initial Class	(29,038)	$(974,906)	12,220	$366,254
Service Class	440,418	13,412,441	139,375	4,592,647
	411,380	$12,437,535	151,595	$4,958,901
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $205 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
16

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,257,002	$25,181,135	$26,467,989	$—	$—	$1,970,148
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$644	$—
(8)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
17

MFS Technology Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its April 2021 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2020 to December 31, 2020 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Technology Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2021
MFS®  U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
MKS-SEM

MFS® U.S. Government Money Market Portfolio
The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS U.S. Government Money Market Portfolio
LETTER FROM THE CEO
Dear Contract Owners:
After experiencing dramatic swings in the early days of the coronavirus pandemic, global equity markets have performed strongly over the past year. Though the speedy development of vaccines brightened the economic and market outlook, uncertainty remains as new variants of the virus appear, and questions persist over how fast vaccines can be made widely available in the developing world.
Global central banks have taken aggressive steps to cushion the economic and market fallout related to the virus, and governments are deploying unprecedented levels of fiscal support. Having passed a $1.9 trillion stimulus package in March, the U.S. Congress could approve additional stimulus later this year, some of it focused on infrastructure. Along with extraordinary government expenditures, pent-up consumer demand fueled a surge in economic activity as coronavirus restrictions were eased, pushing up inflation, at least temporarily. Markets initially reacted by pushing up yields on global government bonds, though some of the rate rise has since been corrected.
A spirited debate is underway among investors over whether the current price pressures will persist or prove to be temporary, caused by pandemic-induced bottlenecks. The policy measures put in place to counteract the pandemic's effects have helped build a supportive environment and are encouraging economic recovery; however, if markets disconnect from fundamentals, they can sow the seeds of instability. As such, recent dramatic increases in speculative trading in cryptocurrencies, special purpose acquisition companies (SPACs), and the like bear watching.
In the aftermath of the crisis, we could see societal changes as households, businesses, and governments adjust to a new reality, and any such alterations could affect the investment landscape. For investors, events such as the COVID-19 outbreak demonstrate the importance of having a deep understanding of company fundamentals, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating the increasing complexity of global markets and economies. Guided by our long-term philosophy and adhering to our commitment to sustainable investing, we tune out the noise and aim to uncover what we believe are the best, most durable investment opportunities in the market. Our unique global investment platform combines collective expertise, long-term discipline, and thoughtful risk management to create sustainable value for investors.
Respectfully,
Michael W. Roberge
Chief Executive Officer
MFS Investment Management
August 13, 2021
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

MFS U.S. Government Money Market Portfolio
Portfolio Composition
Portfolio structure (u)
Composition including fixed income credit quality (a)(u)
A-1+	54.9%
A-1	45.1%
Other Assets Less Liabilities (o)	(0.0)%
Maturity breakdown (u)
0 - 7 days	35.2%
8 - 29 days	29.6%
30 - 59 days	22.7%
60 - 89 days	12.5%
90 - 365 days	0.0%
Other Assets Less Liabilities (o)	(0.0)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
From time to time Other Assets Less Liabilities may be negative due to the timing of cash receipts.
Percentages are based on net assets as of June 30, 2021.
The portfolio is actively managed and current holdings may be different.
2

MFS U.S. Government Money Market Portfolio
Expense Table
Fund Expenses Borne by the Contract Holders during the Period,
January 1, 2021 through June 30, 2021
As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2021 through June 30, 2021.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/21	Ending Account Value 6/30/21	Expenses Paid During Period (p) 1/01/21-6/30/21
Initial Class	Actual	0.03%	$1,000.00	$1,000.00	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.03%	$1,000.00	$1,000.00	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
As more fully disclosed in Note 3 in the Notes to Financial Statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.
3

MFS U.S. Government Money Market Portfolio
Portfolio of Investments − 6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 78.5%
Fannie Mae, 0.001%, due 7/07/2021	$ 5,279,000	$ 5,278,999
Fannie Mae, 0.005%, due 7/07/2021	1,559,000	1,558,999
Fannie Mae, 0.005%, due 8/18/2021	2,746,000	2,745,982
Fannie Mae, 0.001%, due 9/01/2021	6,617,000	6,616,989
Fannie Mae, 0.001%, due 9/08/2021	5,674,000	5,673,989
Fannie Mae, 0.007%, due 9/15/2021	2,568,000	2,567,962
Federal Farm Credit Bank, 0.001%, due 7/02/2021	1,914,000	1,914,000
Federal Farm Credit Bank, 0.01%, due 7/02/2021	1,371,000	1,371,000
Federal Farm Credit Bank, 0.01%, due 7/09/2021	1,643,000	1,642,996
Federal Farm Credit Bank, 0.001%, due 7/13/2021	548,000	548,000
Federal Farm Credit Bank, 0.01%, due 7/15/2021	1,719,000	1,718,993
Federal Farm Credit Bank, 0.01%, due 7/21/2021	853,000	852,995
Federal Farm Credit Bank, 0.03%, due 7/26/2021	2,482,000	2,481,948
Federal Farm Credit Bank, 0.01%, due 8/06/2021	1,369,000	1,368,986
Federal Farm Credit Bank, 0.02%, due 8/06/2021	1,926,000	1,925,961
Federal Home Loan Bank, 0.01%, due 7/14/2021	2,600,000	2,599,991
Federal Home Loan Bank, 0.02%, due 7/21/2021	3,852,000	3,851,957
Federal Home Loan Bank, 0.01%, due 7/30/2021	1,377,000	1,376,989
Federal Home Loan Bank, 0.01%, due 8/04/2021	4,500,000	4,499,958
Federal Home Loan Bank, 0.02%, due 9/01/2021	2,717,000	2,716,906
Federal Home Loan Bank, 0.02%, due 9/03/2021	9,682,000	9,681,656
U.S. Treasury Bill, 0.015%, due 7/01/2021	6,881,000	6,881,000
U.S. Treasury Bill, 0.006%, due 7/06/2021	11,579,000	11,578,991
U.S. Treasury Bill, 0.01%, due 7/06/2021	3,935,000	3,934,995
U.S. Treasury Bill, 0.003%, due 7/08/2021	3,830,000	3,829,998
U.S. Treasury Bill, 0.008%, due 7/13/2021	2,650,000	2,649,993
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – continued
U.S. Treasury Bill, 0.035%, due 7/13/2021	$ 5,733,000	$ 5,732,933
U.S. Treasury Bill, 0.005%, due 7/15/2021	19,674,000	19,673,962
U.S. Treasury Bill, 0.015%, due 7/15/2021	8,000,000	7,999,953
U.S. Treasury Bill, 0.003%, due 7/20/2021	2,306,000	2,305,997
U.S. Treasury Bill, 0.005%, due 7/20/2021	3,580,000	3,579,991
U.S. Treasury Bill, 0.005%, due 7/22/2021	13,696,000	13,695,960
U.S. Treasury Bill, 0.015%, due 7/22/2021	1,929,000	1,928,983
U.S. Treasury Bill, 0.03%, due 7/27/2021	6,250,000	6,249,865
U.S. Treasury Bill, 0.003%, due 8/03/2021	8,919,000	8,918,980
U.S. Treasury Bill, 0.005%, due 8/10/2021	19,723,000	19,722,890
U.S. Treasury Bill, 0.005%, due 8/17/2021	3,798,000	3,797,975
U.S. Treasury Bill, 0.005%, due 8/19/2021	9,716,000	9,715,934
U.S. Treasury Bill, 0.035%, due 8/24/2021	7,812,000	7,811,590
U.S. Treasury Bill, 0.018%, due 9/02/2021	2,817,000	2,816,914
U.S. Treasury Bill, 0.015%, due 9/09/2021	2,358,000	2,357,931
U.S. Treasury Bill, 0.035%, due 9/14/2021	1,051,000	1,050,923
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$ 209,231,014
Repurchase Agreements – 21.5%
Bank of America Corp. Repurchase Agreement, 0.05%, dated 6/30/2021, due 7/01/2021, total to be received $28,656,040 (secured by U.S. Treasury obligations and Federal Agency obligations valued at $29,341,320)	$28,656,000	$ 28,656,000
JPMorgan Chase & Co. Repurchase Agreement, 0.05%, dated 6/30/2021, due 7/01/2021, total to be received $28,726,040 (secured by U.S. Treasury obligations and Federal Agency obligations valued at $29,300,604)	28,726,000	28,726,000
Total Repurchase Agreements, at Cost and Value		$ 57,382,000
Other Assets, Less Liabilities – (0.0)%		(85,680)
Net Assets – 100.0%		$ 266,527,334

(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
4

MFS U.S. Government Money Market Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/21 Assets
Investments in unaffiliated issuers, at cost and value	$209,231,014
Investments in unaffiliated repurchase agreements, at cost and value	57,382,000
Cash	379
Receivables for
Fund shares sold	652,476
Interest	80
Receivable from investment adviser and distributor	21,515
Other assets	1,164
Total assets	$267,288,628
Liabilities
Payables for
Fund shares reacquired	$705,978
Payable to affiliates
Administrative services fee	251
Shareholder servicing costs	30
Accrued expenses and other liabilities	55,035
Total liabilities	$761,294
Net assets	$266,527,334
Net assets consist of
Paid-in capital	$266,527,019
Total distributable earnings (loss)	315
Net assets	$266,527,334
Shares of beneficial interest outstanding	266,747,065
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$155,149,967	155,278,327	$1.00
Service Class	111,377,367	111,468,738	1.00
See Notes to Financial Statements
5

MFS U.S. Government Money Market Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/21
Net investment income (loss)
Income
Interest	$44,746
Other	1,398
Total investment income	$46,144
Expenses
Management fee	$531,216
Distribution and/or service fees	138,761
Shareholder servicing costs	3,006
Administrative services fee	22,490
Independent Trustees' compensation	2,997
Custodian fee	6,301
Shareholder communications	9,324
Audit and tax fees	18,808
Legal fees	1,057
Miscellaneous	15,572
Total expenses	$749,532
Reduction of expenses by investment adviser and distributor	(703,388)
Net expenses	$46,144
Net investment income (loss)	$0
Change in net assets from operations	$0
See Notes to Financial Statements
6

MFS U.S. Government Money Market Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20
Change in net assets
From operations
Net investment income (loss)	$0	$569,717
Net realized gain (loss)	0	300
Change in net assets from operations	$0	$570,017
Total distributions to shareholders	$—	$(569,717)
Change in net assets from fund share transactions	$(4,394,628)	$6,689,361
Total change in net assets	$(4,394,628)	$6,689,661
Net assets
At beginning of period	270,921,962	264,232,301
At end of period	$266,527,334	$270,921,962
See Notes to Financial Statements
7

MFS U.S. Government Money Market Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00(c)(w)
Net realized and unrealized gain (loss)	0.00	0.00(w)	0.00(w)	—	0.00(w)	0.00(w)
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	0.00(n)	0.22	1.63	1.26	0.30	0.01(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.46(a)	0.52	0.56	0.56	0.56	0.53(c)
Expenses after expense reductions (f)	0.03(a)	0.24	0.55	0.55	0.54	0.30(c)
Net investment income (loss)	0.00(a)	0.20	1.63	1.25	0.29	0.01(c)
Net assets at end of period (000 omitted)	$155,150	$155,937	$149,689	$160,304	$168,107	$179,458
Service Class	Six months ended	Year ended
	6/30/21 (unaudited)	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00(c)(w)
Net realized and unrealized gain (loss)	0.00	0.00(w)	0.00(w)	—	0.00(w)	0.00(w)
Total from investment operations	$0.00	$0.00(w)	$0.02	$0.01	$0.00(w)	$0.00(w)
Less distributions declared to shareholders
From net investment income	$—	$(0.00)(w)	$(0.02)	$(0.01)	$(0.00)(w)	$(0.00)(w)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	0.00(n)	0.22	1.63	1.26	0.29	0.01(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71(a)	0.77	0.81	0.81	0.81	0.79(c)
Expenses after expense reductions (f)	0.03(a)	0.25	0.55	0.55	0.55	0.30(c)
Net investment income (loss)	0.00(a)	0.21	1.64	1.24	0.27	0.01(c)
Net assets at end of period (000 omitted)	$111,377	$114,985	$114,543	$128,156	$146,428	$182,935

See Notes to Financial Statements
8

MFS U.S. Government Money Market Portfolio
Financial Highlights - continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
9

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Certain of the fund's investments, derivatives, debt and other contracts may be based on reference interest rates such as the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, derivatives, debt and other contracts that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to disregard the GAAP accounting requirements around certain contract modifications resulting from the LIBOR transition such that for contracts considered in scope, the fund can account for those modified contracts as a continuation of the existing contracts.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$266,613,014	$—	$266,613,014
For further information regarding security characteristics, see the Portfolio of Investments.
10

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At June 30, 2021, the fund had investments in repurchase agreements with a gross value of $57,382,000 in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2020, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/20
Ordinary income (including any short-term capital gains)	$569,717
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/21
Cost of investments	$266,613,014
As of 12/31/20
Undistributed ordinary income	315
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
11

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/21	Year ended 12/31/20
Initial Class	$—	$326,608
Service Class	—	243,109
Total	$—	$569,717
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. For the six months ended June 30, 2021, this management fee reduction amounted to $15,870, which is included in the reduction of total expenses in the Statement of Operations. MFS has also agreed to voluntarily waive receipt of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2021, this voluntary waiver amounted to $511,873 and had the effect of reducing the management fee by 0.39% of average daily net assets on an annualized basis. The management fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.00% of the fund’s average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.45% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, the fund’s actual operating expenses did not exceed the limits described above and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement. MFS has also agreed to voluntarily reimburse the fund's operating expenses in order to avoid a negative yield. For the six months ended June 30, 2021, this voluntary reimbursement amounted to $36,884 and had the effect of reducing operating expenses by 0.03% of average daily net assets on an annualized basis.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2023. For the six months ended June 30, 2021, this waiver amounted to $138,761, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2021 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2021, the fee was $2,846, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2021, these costs amounted to $160.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2021 was equivalent to an annual effective rate of 0.0169% of the fund's average daily net assets.
12

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 6/30/21	Year ended 12/31/20
Shares sold
Initial Class	27,002,220	71,530,784
Service Class	16,822,068	64,994,305
	43,824,288	136,525,089
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	326,608
Service Class	—	243,109
	—	569,717
Shares reacquired
Initial Class	(27,794,593)	(65,600,762)
Service Class	(20,424,323)	(64,804,683)
	(48,218,916)	(130,405,445)
Net change
Initial Class	(792,373)	6,256,630
Service Class	(3,602,255)	432,731
	(4,394,628)	6,689,361
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit of which $1 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of one month LIBOR, the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2021, the fund’s commitment fee and interest expense were $567 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(6)  Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
13

MFS U.S. Government Money Market Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/vit2 after choosing “Click here for access to Money Market fund reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available at https://www.mfs.com/en-us/what-we-do/announcements.html or at mfs.com/vit2 by choosing the fund's name.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
14

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: August 13, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: August 13, 2021

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 13, 2021

*	Print name and title of each signing officer under his or her signature.